THE RYDEX SERIES FUNDS

                                                                 Benchmark Funds
                                                              Semi-Annual Report
                                                              September 30, 2002




                                                                       Nova Fund
                                                                       Ursa Fund
                                                                        OTC Fund
                                                                     Arktos Fund
                                                                     Medius Fund
                                                                     Mekros Fund
                                                        U.S.Government Bond Fund
                                                                       Juno Fund
                                                           Large-Cap Europe Fund
                                                            Large-Cap Japan Fund
                                                U.S.Government Money Market Fund
                                                           Nova Master Portfolio
                                                           Ursa Master Portfolio
                                                         Arktos Master Portfolio
                                                           Juno Master Portfolio


                                 [LOGO OMITTED]
                                   RYDEX FUNDS

                                                            SEMI-ANNUAL REPORT 1



    TABLE OF CONTENTS
--------------------------------------------------------------------------------

    LETTER FROM THE CHAIRMAN ...........................................  2

    BENCHMARK FUNDS

          SCHEDULES OF INVESTMENTS .....................................  4

          STATEMENTS OF ASSETS AND LIABILITIES ......................... 26

          STATEMENTS OF OPERATIONS ..................................... 30

          STATEMENTS OF CHANGES IN NET ASSETS .......................... 34

          FINANCIAL HIGHLIGHTS ......................................... 40

    BENCHMARK PORTFOLIOS

          SCHEDULES OF INVESTMENTS ..................................... 77

          STATEMENTS OF ASSETS AND LIABILITIES ......................... 86

          STATEMENTS OF OPERATIONS ..................................... 88

          STATEMENTS OF CHANGES IN NET ASSETS .......................... 90

          FINANCIAL HIGHLIGHTS ......................................... 92

    NOTES TO FINANCIAL STATEMENTS ...................................... 96

2


--------------------------------------------------------------------------------


DEAR SHAREHOLDERS,

We began 2002 in intense uncertainty in the immediate aftermath of the September 11 terrorist attacks. The equity markets, which hit a major cyclical low on September 21, were still unsettled as 2002 began.

Early in the year, the markets had more bad news to digest as corporate accounting and insider-trading scandals sharply reduced investor confidence in corporate governance. The S&P 500(R) Index broke its previous low in late June and finished the period ending September 30 28.95% lower than it started. The technology-heavy Nasdaq 100 Index(R) fared even worse, down 42.70% for the period. Small- and mid-cap stocks had a better showing, but still lost 28.47% and 24.71% respectively.

Some of Rydex's inverse equity funds benefited from the downturn in the market, returning as much as 73.92% in the case of our S&P-based Tempest 500 Fund, which seeks to provide investment results that correspond to 200% of the inverse performance of the S&P 500 on a daily basis. Three other inverse funds that had positive returns for the year include Rydex Arktos Fund, which seeks to provide investment results that inversely correlate to the performance of the Nasdaq 100; Rydex Ursa Fund, which seeks to provide investment results that inversely correlate to the performance of the S&P 500; and Rydex Venture 100 Fund, which seeks to provide investment results that correspond to 200% of the inverse performance of the Nasdaq 100 on a daily basis. Lipper ranked Tempest and Venture as the number two and three funds respectively of all equity funds for the quarter ending September 30.1

The period was also a good one for bonds. Rydex U.S. Government Bond Fund, which leverages the U.S. Long Treasury Bond to a beta of 1.2, returned 25.61% for the period. Among our sector funds, the star was Rydex Precious Metals Fund, whose gold-related stocks were sought as a safe haven by many investors. The fund returned (0.39)% for the period vs. the S&P 500, which was down 28.95%. After lagging in the previous two quarters, the health care and biotechnology sectors were two of the top performing sectors during the third quarter of this year. While financial services and banking stocks outperformed the broad market in the second quarter, these sectors were hurt in the third quarter by concerns over a wave of bad debt that has been flooding the financial system, a dearth of securities underwriting and merger and acquisition activity and lower brokerage commissions.



1 Data provided by Lipper Analytical Services, Inc. Lipper rankings are based upon changes in net asset value with all dividends reinvested. They don't include the effect of sales charges; if they had, results may have been less favorable. Rankings are through 9/30/02. Rankings for the funds are historical and do not guarantee future performance. Rankings are for H-Class only. Other classes may vary. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydexfunds.com The past performance of the Rydex Tempest 500 and Venture 100 funds has been attributable to unusually favorable market conditions that are likely not sustainable. Performance may not be repeated.

                                                            SEMI-ANNUAL REPORT 3



--------------------------------------------------------------------------------


Despite the difficult market, Rydex was able to roll out two new funds this year--Rydex Core Equity Fund and Rydex Sector Rotation Fund. Rydex Core Equity Fund enables investors to get broad market exposure--with disciplined rebalancing, style consistency, no size bias and potentially less volatility than other total market funds. The fund returned (1.20)% from its September 23 inception date to September 30. Rydex Sector Rotation Fund helps to solve the dilemma of choosing which sector to be in--and when. On a monthly basis, the fund rotates into industries that have exhibited price strength, and sells industries whose performance has lagged. The fund returned (22.20)% from its March 17 inception date to September 30.

As attention continues to focus on interest rate speculation, Rydex Juno Fund--which seeks to provide total returns that will inversely correlate to the price movements of the current 30-year U.S. Treasury Bond--has started to draw interest. The fund returned (19.20)% for the period ending September 30. But as interest rates improve, the fund may be a popular investment.



Sincerely,

/s/ ALBERT P. ("SKIP") VIRAGH, JR.
----------------------------------
Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

4


OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Common Stocks 97.4%
Microsoft Corp.* ..........................         1,114,400        $48,688,136
Intel Corp. ...............................         1,435,100         19,933,539
Cisco Systems, Inc.* ......................         1,591,901         16,683,122
Amgen, Inc.* ..............................           368,582         15,369,869
Qualcomm, Inc.* ...........................           556,000         15,356,720
Dell Computer Corp.* ......................           575,401         13,533,432
Oracle Corp.* .............................         1,472,100         11,570,706
Bed Bath &
  Beyond, Inc.* ...........................           240,100          7,820,057
Intuit, Inc.* .............................           169,100          7,699,123
Starbucks Corp.* ..........................           332,500          6,869,450
eBay, Inc.* ...............................           126,300          6,669,903
Maxim Integrated
  Products, Inc.* .........................           261,900          6,484,644
Biomet, Inc. ..............................           227,700          6,063,651
Applied Materials, Inc.* ..................           498,400          5,756,520
Chiron Corp.* .............................           163,700          5,719,678
Comcast Corp.* ............................           271,800          5,669,748
Concord EFS, Inc.* ........................           350,500          5,565,940
Cintas Corp. ..............................           126,900          5,319,648
Paychex, Inc. .............................           217,600          5,292,032
USA Interactive* ..........................           265,300          5,141,514
Nextel Communications,
  Inc.* ...................................           675,900          5,103,045
Costco Wholesale Corp.* ...................           147,600          4,777,812
Linear Technology Corp. ...................           229,000          4,744,880
Apollo Group, Inc.* .......................           108,900          4,740,199
Symantec Corp.* ...........................           140,800          4,735,104
Electronic Arts, Inc.* ....................            68,900          4,544,644
Kla - Tencor Corp.* .......................           157,100          4,389,374
Idec Pharmaceuticals
  Corp.* ..................................           100,700          4,181,064
Fiserv, Inc.* .............................           148,500          4,169,880
Apple Computer, Inc.* .....................           287,500          4,168,750
Veritas Software Corp.* ...................           278,000          4,089,380
Xilinx, Inc.* .............................           256,200          4,057,696
Gilead Sciences, Inc.* ....................           117,700          3,946,481
Peoplesoft, Inc.* .........................           286,600          3,545,242
Medimmune, Inc.* ..........................           162,800          3,397,636
Genzyme Corp.--
  General Division* .......................           161,100          3,320,271
Biogen, Inc.* .............................           112,000          3,278,240
Adobe Systems, Inc. .......................           161,500          3,084,650



                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Altera Corp.* .............................           346,101         $3,000,696
Paccar, Inc. ..............................            81,250          2,745,437
Echostar Communications
  Corp.* ..................................           147,700          2,555,210
Express Scripts, Inc.* ....................            45,200          2,464,304
Staples, Inc.* ............................           189,600          2,424,984
Sigma-Aldrich Corp. .......................            47,900          2,360,033
Amazon.com, Inc.* .........................           144,400          2,300,292
CDW Computer
  Centers, Inc.* ..........................            54,200          2,295,912
Check Point Software
  Technologies, Ltd.* .....................           167,000          2,294,580
Sun Microsystems, Inc.* ...................           862,400          2,233,616
Yahoo, Inc.* ..............................           232,500          2,225,025
Flextronics
  International, Ltd.* ....................           314,300          2,191,300
Lincare Holdings, Inc.* ...................            69,500          2,157,280
PanAmSat Corp.* ...........................           123,900          2,149,665
Siebel Systems, Inc.* .....................           367,400          2,112,550
Microchip Technology,
  Inc.* ...................................            99,700          2,038,865
Sanmina Corp.* ............................           673,500          1,865,595
Novellus Systems, Inc.* ...................            87,400          1,818,794
Smurfit-Stone Container
  Corp.* ..................................           141,200          1,773,472
Millennium
  Pharmaceuticals, Inc.* ..................           181,400          1,690,648
QLogic Corp.* .............................            63,800          1,661,352
JDS Uniphase Corp.* .......................           745,800          1,452,818
Dollar Tree Stores, Inc.* .................            65,000          1,432,600
Molex, Inc. ...............................            60,600          1,425,312
Network Appliance, Inc.* ..................           184,500          1,352,385
Broadcom Corp.* ...........................           118,700          1,267,716
Cephalon, Inc.* ...........................            30,400          1,240,928
Brocade Communications
  Systems, Inc.* ..........................           153,200          1,153,596
Mercury Interactive
  Corp.* ..................................            65,300          1,120,548
Compuware Corp.* ..........................           354,100          1,080,005
Invitrogen Corp.* .........................            29,600          1,008,472
Nvidia Corp.* .............................           115,000            984,400
Applied Micro
  Circuits Corp.* .........................           335,400            959,244
BEA Systems, Inc.* ........................           172,500            893,550

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 5

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) September 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Human Genome
  Sciences, Inc.* .......................             73,900            $891,234
Andrx Corp.* ............................             39,200             868,280
Cytyc Corp.* ............................             71,800             769,696
Conexant Systems, Inc.* .................            691,300             767,343
CIENA Corp.* ............................            255,500             758,835
Juniper Networks, Inc.* .................            150,600             722,880
Rational Software Corp.* ................            165,300             714,096
ICOS Corp.* .............................             33,500             702,495
Gemstar-TV Guide
  International, Inc.* ..................            226,100             569,772
Ericsson Sp ADR* ........................          1,499,400             539,784
TMP Worldwide, Inc.* ....................             59,600             536,400
Tellabs, Inc.* ..........................            131,100             533,577
VeriSign, Inc.* .........................            104,900             529,745
PMC - Sierra, Inc.* .....................            135,400             525,352
RF Micro Devices, Inc.* .................             86,700             520,200
Citrix Systems, Inc.* ...................             76,800             463,104
Integrated Device
  Technology, Inc.* .....................             40,600             423,864
ADC Telecommunications,
  Inc.* .................................            363,100             417,565
Protein Design
  Labs, Inc.* ...........................             47,400             393,420



                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Comverse Technology,
  Inc.* .................................             54,500            $380,955
Vitesse Semiconductor
  Corp.* ................................            419,700             285,396
ImClone Systems, Inc.* ..................             35,900             280,020
Abgenix, Inc.* ..........................             40,400             262,196
Charter Communications,
  Inc.--Class A* ........................            132,400             246,265
Sepracor, Inc.* .........................             38,800             203,312
                                                                    ------------
Total Common Stocks
  (Cost $318,166,970)                                                370,518,750
                                                                    ------------
                                                        FACE
                                                      AMOUNT
                                                      ------
Repurchase Agreements 2.6%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 ....................         $3,349,081           3,349,081
  1.83% due 10/01/02 ....................          3,349,081           3,349,081
  1.75% due 10/01/02 ....................          3,349,081           3,349,081
                                                                    ------------
Total Repurchase Agreements
  (Cost $10,047,243) ....................                             10,047,243
                                                                    ------------
Total Investments 100%
  (Cost $328,214,213) ...................                           $380,565,993
                                                                    ============


================================================================================
                                                                      UNREALIZED
                                                                            LOSS
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

Futures Contracts Purchased
December 2002 Nasdaq 100 Futures Contracts
  (Aggregate Market Value of Contracts $13,510,800)         162     $(1,295,352)
                                                                    ============

* Non-Income Producing Securities

See Notes to Financial Statements.

6

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Common Stocks  49.5%
Apollo Group, Inc.* .....................            2,770         $120,573
Gilead Sciences, Inc.* ..................            2,040           68,401
M & T Bank Corp. ........................              790           62,260
Quest Diagnostics, Inc.*                               980           60,299
BJ Services Co.* ........................            2,310           60,060
Tyson Foods, Inc.--
  Class A ...............................            5,040           58,615
Sovereign Bancorp, Inc. .................            4,400           56,760
Idec Pharmaceuticals
  Corp.* ................................            1,340           55,637
Health Net, Inc.* .......................            2,480           53,196
Washington Post .........................               80           51,920
Symantec Corp.* .........................            1,540           51,790
Anthem, Inc.* ...........................              775           50,375
Dean Foods Co.* .........................            1,222           48,611
Affiliated Computer
  Services, Inc.--Class A* ..............            1,140           48,507
Valero Energy Corp. .....................            1,750           46,322
National Commerce
  Financial Corp. .......................            1,830           45,841
Express Scripts, Inc.* ..................              840           45,797
Pennzoil-Quaker
  State, Co. ............................            2,010           44,160
L-3 Communications
  Holdings, Inc.* .......................              820           43,214
Radian Group, Inc. ......................            1,310           42,785
Colonial Bancgroup, Inc. ................            3,410           42,284
New York Community
  Bancorp ...............................            1,490           41,973
The PMI Group, Inc. .....................            1,480           40,271
OGE Energy Corp. ........................            2,380           40,151
Pioneer Natural
  Resources Co.* ........................            1,640           39,770
Fidelity National
  Financial, Inc. .......................            1,368           39,303
CDW Computer
  Centers, Inc.* ........................              910           38,548
Independence
  Community Bank ........................            1,550           38,471
Ceridian Corp.-New* .....................            2,640           37,620
American Water
  Works, Inc. ...........................              840           37,514
SPX Corp.* ..............................              370           37,333



                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Mylan Laboratories ......................            1,120          $36,669
Interstate Bakeries Corp. ...............            1,370           36,401
Microchip
  Technology, Inc.* .....................            1,775           36,299
Astoria Financial Corp. .................            1,480           36,112
Ross Stores, Inc. .......................              990           35,284
Protective Life Corp. ...................            1,140           35,078
Westwood One, Inc.* .....................              940           33,605
Compass
  Bancshares, Inc. ......................            1,130           33,482
Ensco International, Inc. ...............            1,330           33,303
Dole Food Co. ...........................            1,140           33,094
RJ Reynolds Tobacco
  Holdings, Inc. ........................              810           32,659
Stancorp Financial
  Group .................................              610           32,269
Ocean Energy, Inc. ......................            1,560           31,122
Banknorth Group, Inc. ...................            1,310           31,112
AK Steel
  Holding Corp.* ........................            4,250           31,067
Lear Corp.* .............................              740           30,821
FMC Technologies, Inc.* .................            1,830           30,671
Westar Energy, Inc. .....................            3,030           30,482
Hillenbrand
  Industries, Inc. ......................              560           30,408
Patterson Dental Co.* ...................              590           30,196
Old Republic
  International Corp. ...................            1,060           30,083
Vectren Corp. ...........................            1,340           29,480
York International Corp. ................            1,040           29,328
Pepco Holdings, Inc.* ...................            1,464           29,208
Arrow Electronics, Inc.* ................            2,280           28,796
Oxford Health
  Plans, Inc.* ..........................              730           28,426
Park Place
  Entertainment Corp.* ..................            3,570           28,381
TCF Financial Corp. .....................              670           28,361
Gtech Holdings Corp.* ...................            1,130           28,047
Roslyn Bancorp, Inc. ....................            1,610           28,030
Pride
  International, Inc.* ..................            2,150           27,950
Dentsply
  International, Inc. ...................              695           27,918
Saks, Inc.* .............................            2,650           27,904

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                    MARKET
                                                                     VALUE
                                                   SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Amerus Group Co. ........................             980         $27,793
Manpower, Inc. ..........................             940          27,580
Brinker
  International, Inc.* ..................           1,060          27,454
C.H. Robinson
  Worldwide, Inc. .......................           1,010          27,179
Hormel Foods Corp. ......................           1,240          27,131
Borders Group, Inc.* ....................           1,700          26,860
Choicepoint, Inc.* ......................             746          26,587
DST Systems, Inc.* ......................             900          26,523
Synopsys, Inc.* .........................             690          26,323
Greenpoint
  Financial Corp. .......................             630          26,296
Telephone Data
  Systems, Inc. .........................             520          26,234
Ohio Casualty Corp.* ....................           1,610          26,211
Smith
  International, Inc.* ..................             890          26,086
Oneok, Inc. .............................           1,380          26,082
CNF Transportation, Inc. ................             830          26,054
Ferro Corp. .............................           1,120          25,872
Varian Medical
  Systems, Inc.* ........................             600          25,794
Solutia, Inc. ...........................           4,940          25,787
Crompton Corp. ..........................           2,550          25,627
Energy East Corp. .......................           1,290          25,555
Scholastic Corp.* .......................             560          25,021
Everest Re Group, Ltd. ..................             450          24,687
Michaels Stores, Inc.* ..................             540          24,678
Golden State Bancorp ....................             760          24,563
Universal Health
  Services--Class B* ....................             480          24,552
Wisconsin Energy Corp. ..................           1,010          24,543
Legg Mason, Inc. ........................             570          24,259
Scana Corp. .............................             920          23,938
First Virginia Bank .....................             640          23,872
Williams-Sonoma, Inc.* ..................           1,010          23,866
Cadence Design
  Systems, Inc.* ........................           2,340          23,798
Barr Laboratories, Inc.* ................             380          23,670
Outback Steakhouse, Inc.* ...............             860          23,633
Arvinmeritor, Inc. ......................           1,260          23,562
Millennium
  Pharmaceuticals, Inc.*                            2,516          23,449



                                                                    MARKET
                                                                     VALUE
                                                   SHARES         (NOTE 1)
--------------------------------------------------------------------------------
SEI Investments Co. .....................             980         $23,402
A.G. Edwards, Inc. ......................             720          23,026
Lennar Corp. ............................             400          22,312
D.R. Horton, Inc. .......................           1,190          22,158
Dollar Tree Stores, Inc.* ...............             990          21,820
Energizer Holdings, Inc.* ...............             710          21,584
Fastenal Co. ............................             680          21,474
Belo Corp. Com Ser A ....................             980          21,442
Tecumseh Products Co. ...................             510          21,400
IVAX Corp.* .............................           1,740          21,350
Beckman Coulter, Inc. ...................             550          21,285
Petsmart, Inc.* .........................           1,190          21,194
Associated Banc Corp. ...................             661          20,974
Expeditors International
  Washington, Inc. ......................             750          20,955
Triad Hospitals, Inc.* ..................             550          20,872
Entercom
  Communications Corp.* .................             440          20,843
Investment Technology
  Group, Inc.* ..........................             710          20,775
JB Hunt Transport
  Services, Inc.* .......................             880          20,724
First Health
  Group Corp.* ..........................             760          20,611
City National Corp. .....................             440          20,579
Henry Schein, Inc.* .....................             390          20,572
CBRL Group, Inc. ........................             900          20,538
Northeast Utilities .....................           1,210          20,449
Republic Services, Inc.* ................           1,070          20,116
Cooper Cameron Corp.* ...................             470          19,627
Activision, Inc.* .......................             810          19,383
Furniture Brands
  International, Inc.* ..................             840          19,278
Nordson Corp. ...........................             810          19,229
Bob Evans Farms .........................             810          19,197
PepsiAmericas, Inc. .....................           1,350          19,170
Equitable Resources, Inc. ...............             550          19,002
Harris Corp. ............................             560          18,754
NSTAR ...................................             470          18,588
Hospitality
  Properties Trust ......................             560          18,547
Arthur J. Gallagher
  & Co. .................................             750          18,487
Mandalay Resort Group* ..................             550          18,452

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

8

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Constellation
  Brands, Inc.* .........................              790          $18,249
Gentex Corp.* ...........................              670           18,204
Hispanic
  Broadcasting Corp.* ...................              960           17,904
Sonoco Products Co. .....................              840           17,900
Patterson-Uti
  Energy, Inc.* .........................              700           17,857
Apogent
  Technologies, Inc.* ...................              950           17,727
Vishay Intertech, Inc.* .................            2,010           17,688
Avnet, Inc. .............................            1,630           17,588
Alexander & Baldwin, Inc. ...............              790           17,577
Swift Transportation
  Co., Inc.* ............................            1,110           17,316
Claire's Stores, Inc. ...................              790           17,222
Dial Corp. ..............................              800           17,168
Eaton Vance Corp. .......................              620           17,137
Whole Foods
  Market, Inc.* .........................              400           17,136
AdvancePCS* .............................              760           17,123
Noble Energy, Inc. ......................              500           16,985
Neuberger Berman, Inc. ..................              630           16,978
Wilmington Trust Co. ....................              580           16,774
Lyondell Chemical Co. ...................            1,390           16,597
Longview Fibre Co. ......................            2,390           16,587
Lincare Holdings, Inc.* .................              530           16,451
Leucadia National Corp. .................              480           16,320
Omnicare, Inc. ..........................              770           16,262
Questar Corp. ...........................              710           16,216
Storage Tehnology Corp.* ................            1,540           16,185
Viad Corp. ..............................              780           15,935
Intersil Corp.* .........................            1,220           15,811
Diebold, Inc. ...........................              480           15,802
Valassis
  Communications, Inc.* .................              450           15,782
Puget Energy, Inc. ......................              770           15,716
Investors Financial
  Services Corp. ........................              580           15,701
New Plan Excel
  Realty Trust ..........................              850           15,674
Covance, Inc.* ..........................              790           15,460
Steris Corp.* ...........................              620           15,444
Smithfield Foods, Inc.* .................              980           15,386


                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Harte-Hanks, Inc. .......................              820          $15,260
Bowater, Inc. ...........................              430           15,179
Grant Prideco, Inc.* ....................            1,770           15,116
International Speedway
  Corp.--Class A ........................              380           15,097
Helmerich & Payne, Inc. .................              440           15,061
Carlisle Cos., Inc. .....................              400           14,672
Tidewater, Inc. .........................              540           14,575
Valspar Corp. ...........................              390           14,547
Precision
  Castparts Corp. .......................              660           14,309
Modine
  Manufacturing Co. .....................              750           14,265
Varco International, Inc.* ..............              840           14,213
Pentair, Inc. ...........................              380           14,125
Callaway Golf Co. .......................            1,350           14,040
E*Trade Group, Inc.* ....................            3,110           13,840
Catalina
  Marketing Corp.* ......................              490           13,759
Network Associates, Inc.* ...............            1,290           13,713
RPM, Inc. ...............................              970           13,638
The Reader's Digest
  Association, Inc. .....................              870           13,616
National-Oilwell, Inc.* .................              690           13,372
Hawaiian Electric
  Industries ............................              310           13,361
Edwards Lifesciences
  Corp.* ................................              520           13,307
Clayton Homes, Inc. .....................            1,210           13,286
Krispy Kreme
  Doughnuts, Inc.* ......................              420           13,129
Hubbell, Inc.--Class B ..................              450           13,082
Abercrombie &
  Fitch Co.* ............................              660           12,982
Hon Industries ..........................              510           12,980
Jacobs Engineering
  Group* ................................              420           12,970
Lubrizol Corp. ..........................              450           12,722
Vertex
  Pharmaceuticals, Inc.* ................              680           12,573
Mdu Resources
  Group, Inc. ...........................              550           12,557
Waddell & Reed
  Financial, Inc. .......................              710           12,539

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------



                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Agco Corp.* .............................              540          $12,528
3Com Corp.* .............................            3,130           12,332
Dreyers Grand
  Ice Cream .............................              170           11,876
Certegy, Inc.* ..........................              590           11,859
Teleflex, Inc. ..........................              260           11,851
BJ's Wholesale
  Club, Inc.* ...........................              620           11,786
Price Communications
  Corp.* ................................            1,030           11,639
DeVry, Inc.* ............................              610           11,358
Cabot Corp. .............................              540           11,340
Blyth Industries, Inc. ..................              400           11,160
Education
  Management Corp.* .....................              250           11,068
AGL Resources, Inc. .....................              500           11,045
The Cheesecake
  Factory* ..............................              370           11,037
Neiman-Marcus
  Group, Inc.* ..........................              420           11,025
Acxiom Corp.* ...........................              760           10,777
Macromedia, Inc.* .......................            1,380           10,667
Donaldson
  Company, Inc. .........................              310           10,642
Unifi, Inc.* ............................            1,680           10,534
Great Plains Energy, Inc. ...............              550           10,533
The Bisys Group, Inc.* ..................              630           10,527
Lee Enterprises I .......................              320           10,515
Rayonier, Inc. ..........................              250           10,478
IndyMac Bancorp, Inc.* ..................              540           10,406
WGL Holdings, Inc. ......................              430           10,281
Papa John's
  International Inc.* ...................              350           10,196
Pacificare Health Systems,
  Inc.--Class A* ........................              440           10,160
Sybase, Inc.* ...........................              870           10,109
Weatherford
  International, Ltd.* ..................              270           10,028
Incyte Genomics, Inc.* ..................            2,140            9,930
WPS Resources Corp. .....................              280            9,923
Sotheby's Holdings* .....................            1,410            9,870
Jack Henry & Associates .................              790            9,820
Pier 1 Imports, Inc. ....................              510            9,726

                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Integrated Device
  Technology, Inc.* .....................              920           $9,605
DQE, Inc. ...............................              640            9,600
EGL, Inc.* ..............................              870            9,579
Fairchild Semiconductor
  International, Inc.* ..................            1,010            9,565
MPS Group, Inc.* ........................            1,640            9,512
Timberland Co.--
  Class A* ..............................              300            9,504
United Rentals, Inc.* ...................            1,120            9,453
Apria Healthcare
  Group, Inc.* ..........................              400            9,424
Dun & Bradstreet Corp.* .................              280            9,411
Plexus Corp.* ...........................            1,010            9,343
Church & Dwight
  Co., Inc. .............................              280            9,282
Wausau-Mosinee
  Paper Corp. ...........................              990            9,118
Credence Systems Corp.* .................            1,020            8,833
Imation Corp.* ..........................              310            8,782
Western Gas
  Resources, Inc. .......................              280            8,750
Tech Data Corp.* ........................              330            8,712
Kennametal, Inc. ........................              270            8,672
Media General, Inc. .....................              170            8,645
RF Micro Devices, Inc.* .................            1,440            8,640
Lifepoint Hospitals, Inc.* ..............              270            8,421
Greater Bay Bancorp .....................              460            8,367
Idacorp .................................              340            8,272
FMC Corp.* ..............................              320            8,262
Internet Security
  Systems, Inc.* ........................              670            8,254
Polycom, Inc.* ..........................            1,210            8,216
Rollins, Inc. ...........................              420            8,148
Cree, Inc.* .............................              650            8,125
Triquint
  Semiconductor, Inc.* ..................            2,300            8,119
Superior Industries
  International .........................              170            8,004
Advanced Fibre
  Communications* .......................              600            7,962
Borg Warner
  Automotive, Inc. ......................              160            7,942
Gatx Corp. ..............................              400            7,920

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

10


MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                      MARKET
                                                                       VALUE
                                                    SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Sandisk Corp.* ..........................              600            $7,866
Cabot Microelectronics
  Corp.* ................................              210             7,820
International
  Rectifier Corp.* ......................              490             7,654
Lancaster Colony Corp. ..................              180             7,582
Cytec Industries, Inc.* .................              340             7,463
Harsco Corp. ............................              270             7,341
Cypress Semiconductor
  Corp.* ................................            1,100             7,216
Albemarle Corp. .........................              280             7,081
Airborne, Inc. ..........................              620             7,031
Perrigo Corp.* ..........................              660             7,016
PNM Resources, Inc. .....................              350             6,930
Northrop
  Grumman Corp. .........................               55             6,822
Protein Design
  Labs, Inc.* ...........................              810             6,723
Plantronics, Inc.* ......................              400             6,520
Pittston Company
  Brinks Group ..........................              290             6,496
Federal Signal Corp. ....................              350             6,447
Advent Software* ........................              560             6,412
Lattice Semiconductor
  Corp.* ................................            1,010             6,282
Semtech Corp.* ..........................              630             6,111
Infocus Corp.* ..........................              770             5,867
Transaction Systems
  Architects--A* ........................              930             5,766
McData Corp.* ...........................            1,010             5,484
Granite Construction ....................              330             5,438
Kelly Services, Inc.--
  Class A ...............................              250             5,418
Avocent Corp.* ..........................              400             5,352
Adtran, Inc.* ...........................              330             5,148
Gartner Group, Inc.--
  Class B* ..............................              640             5,120
Sylvan Learning
  Systems, Inc.* ........................              360             4,925
Flowserve Corp.* ........................              490             4,900
Bandag, Inc. Class B ....................              160             4,880


                                                                      MARKET
                                                                       VALUE
                                                    SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Retek, Inc.* ............................            1,340            $4,824
HB Fuller Co. ...........................              180             4,788
Black Hills Corp. .......................              180             4,714
Keane, Inc.* ............................              640             4,320
Alaska Air Group, Inc.* .................              240             4,248
FEI Co.* ................................              290             4,191
Powerwave
  Technologies, Inc.* ...................            1,230             4,170
Wallace Computer
  Services, Inc. ........................              230             4,060
Commscope, Inc.* ........................              570             3,865
Graftech International,
  Ltd.* .................................              520             3,770
Albany International
  Corp ..................................              180             3,416
Newport Corp.* ..........................              300             3,384
Wind River Systems* .....................              750             2,415
Surebeam Corp.--
  Class A* ..............................              265               477
                                                                 -----------
Total Common Stocks
  (Cost $5,963,490) .....................                          6,104,663
                                                                 -----------
                                                      FACE
                                                    AMOUNT
                                                    ------
Federal Agency Discount Notes 40.5%
Federal Home Loan Bank
  1.63% due 10/01/02 ....................       $5,000,000         5,000,000
                                                                 -----------
Total Federal Agency Discount Notes
  (Cost $5,000,000)                                                5,000,000
                                                                 -----------
Repurchase Agreements 10.0%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 ....................          411,439           411,439
  1.83% due 10/01/02 ....................          411,439           411,439
  1.75% due 10/01/02 ....................          411,439           411,439
                                                                 -----------
Total Repurchase Agreements
  (Cost $1,234,317) .....................                          1,234,317
                                                                 -----------
Total Investments 100%
  (Cost $12,197,807)                                             $12,338,980
                                                                 ===========

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) September 30, 2002
--------------------------------------------------------------------------------

                                                                  UNREALIZED
                                                                        LOSS
                                                      CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

Futures Contracts Purchased
December 2002 S&P 400 MidCap Futures Contracts
  (Aggregate Market Value of Contracts $4,060,000) .....     20    $(75,640)
                                                                   =========

                                                         UNITS
                                                         -----
Equity Index Swap Agreement
November 2002 S&P 400 MidCap Index Swap,
  Maturing at 11/13/02*
  (Total Notional Market Value $10,225,411) ............ 12,465   $(639,368)
                                                                  ==========

--------------------------------------------------------------------------------

* Price Return based on S&P Mid Cap 400 Index +/- financing at a variable rate.

See Notes to Financial Statements.

12

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------



                                                                      MARKET
                                                                       VALUE
                                                    SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Common Stocks  65.8%
Unit Corp.* .............................            6,779         $129,818
HRPT Properties Trust ...................           15,205          125,441
AGL Resources, Inc. .....................            5,248          115,928
Chiquita Brands
  International, Inc.* ..................            7,172          110,807
Post Properties, Inc. ...................            4,165          108,207
Biosite Diagnostics, Inc.* ..............            3,528          102,277
Compucom
  Systems, Inc.* ........................           16,921           97,465
Imation Corp.* ..........................            3,305           93,631
Chelsea Property
  Group, Inc. ...........................            2,736           92,340
Landry's Seafood
  Restaurants, Inc. .....................            4,005           90,473
Blyth Industries, Inc. ..................            3,014           84,091
Century Business
  Services, Inc.* .......................           29,727           78,777
Triumph Group, Inc.* ....................            2,810           78,680
Corinthian
  Colleges, Inc.* .......................            2,062           77,820
Nu Skin Asia Pacific--
  Class A ...............................            6,338           77,324
Iomega Corp.* ...........................            7,166           76,605
UICI* ...................................            4,487           72,959
Crompton Corp. ..........................            7,115           71,506
Hughes Supply, Inc. .....................            2,419           70,490
Olin Corp. ..............................            4,296           70,363
R & G Financial Corp.--
  Class B ...............................            3,141           68,537
RAIT Investment Trust ...................            3,265           67,259
PRG-Schultz
  International, Inc.* ..................            5,371           66,493
Odyssey Healthcare, Inc.* ...............            2,118           63,434
Bankatlantic Bancorp,
  Inc.--Class A .........................            6,957           62,474
LaSalle Hotel Properties ................            4,984           62,300
Bio-Rad
  Laboratories, Inc.* ...................            1,649           62,101
Valmont Industries, Inc. ................            2,653           61,948
Polymedica Corp.* .......................            2,329           61,532
Centene Corp.* ..........................            2,274           60,693
Noven Pharmaceuticals,
  Inc.* .................................            4,944           60,515



                                                                      MARKET
                                                                       VALUE
                                                    SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Offshore Logistics, Inc.* ...............            3,361          $60,364
Sinclair Broadcast
  Group, Inc.* ..........................            4,404           60,335
Hancock Holding Co. .....................            1,277           59,992
F & M Bancorp/
  Frederick Md ..........................            1,895           59,882
Bancfirst Corp. .........................            1,213           59,704
Hilb, Rogal &
  Hamilton Co. ..........................            1,437           59,276
Guitar Center, Inc.* ....................            3,147           59,101
Claire's Stores, Inc. ...................            2,687           58,577
Grey Wolf, Inc.* ........................           16,255           58,518
East-West Bancorp., Inc. ................            1,721           58,101
Charter Financial
  Corporation ...........................            2,056           57,691
Ralcorp Holdings, Inc.* .................            2,708           57,599
Gulfmark
  Offshore, Inc.* .......................            3,317           57,384
US Oncology, Inc.* ......................            7,033           57,038
Universal Corp. Va ......................            1,624           56,954
Pacificare Health Systems,
  Inc.--Class A* ........................            2,455           56,686
First Niagara Financial
  Group, Inc. ...........................            1,789           56,515
PNM Resources, Inc. .....................            2,850           56,430
Standard Pacific Corp. ..................            2,377           55,574
W Holding Co., Inc. .....................            3,395           55,338
Selective Insurance
  Group, Inc. ...........................            2,527           54,912
Harleysville Group, Inc. ................            2,085           54,731
Engineered Support
  Systems, Inc. .........................              959           54,701
A. Schulman, Inc. .......................            3,135           54,330
Heartland Express, Inc.* ................            2,898           54,309
Techne Corp.* ...........................            1,628           53,382
Boykin Lodging Co. ......................            5,539           53,285
Electronics For Imaging* 3,516 ..........           52,459
Firstfed American
  Bancorp, Inc. .........................            2,160           52,034
Infonet Service Corp.* ..................           23,210           51,990
Fossil, Inc.* ...........................            2,579           51,709
DQE, Inc. ...............................            3,431           51,465
Cytec Industries, Inc.* .................            2,338           51,319
Perrigo Corp.* ..........................            4,817           51,205

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------




                                                                   MARKET
                                                                    VALUE
                                                   SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Stage Stores, Inc.* .....................           2,357         $51,123
California First
  National Bancorp ......................           3,760          50,798
Esterline
  Technologies Corp.* ...................           3,036          50,519
Waste Connections, Inc.* ................           1,443          50,202
Genlyte Group, Inc.* ....................           1,410          50,083
Financial Industries
  Corp ..................................           3,275          49,976
Quiksilver, Inc.* .......................           2,208          49,879
Brookline Bancorp., Inc. ................           4,243          49,859
Charming Shoppes, Inc.* .................           7,383          49,835
Denbury Resources, Inc.* ................           4,839          49,213
Group 1
  Automotive, Inc.* .....................           2,172          48,544
Headwaters, Inc.* .......................           3,444          47,596
Crown Cork &
  Seal Co., Inc.* .......................           8,977          47,129
Benchmark
  Electronics, Inc.* ....................           2,232          46,984
Westcorp ................................           2,347          46,940
Caraustar Industries, Inc. ..............           4,964          46,413
Fisher
  Communications, Inc. ..................             982          46,154
Virginia Financial
  Group, Inc. ...........................           1,530          45,946
Tecumseh Products Co. ...................           1,077          45,191
Shenandoah Telecom Co. ..................             890          45,159
Veritas DGC, Inc.* ......................           4,160          44,970
Kilroy Realty Corp. .....................           1,896          44,954
Southwestern
  Energy Co.* ...........................           3,738          44,856
Oneok, Inc. .............................           2,358          44,566
MDC Holdings, Inc. ......................           1,262          44,549
Acuity Brands, Inc. .....................           3,629          44,492
Commercial Metal Co. ....................           2,467          44,209
Gold Banc Corp., Inc. ...................           4,523          43,873
City Bank
  Lynnwood WA ...........................           1,514          43,815
WPS Resources Corp. .....................           1,223          43,343
Imagistics
  International, Inc.* ..................           2,497          43,323
O'Charleys, Inc.* .......................           2,308          43,254



                                                                   MARKET
                                                                    VALUE
                                                   SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Capital City Bank
  Group, Inc. ...........................           1,298         $42,912
Saga Communications,
  Inc.--Class A* ........................           2,308          42,698
Ohio Casualty Corp.* ....................           2,619          42,637
Stoneridge, Inc.* .......................           2,481          42,177
Black Hills Corp. .......................           1,596          41,799
Lydall, Inc. Del* .......................           3,512          41,442
Service Corp.
  International* ........................          11,830          41,405
Hovnanian Enterprises,
  Inc.--Class A* ........................           1,219          41,202
Moog, Inc.--Class A* ....................           1,444          40,807
K2, Inc.* ...............................           5,162          40,780
Sandisk Corp.* ..........................           3,091          40,523
Landstar System, Inc.* ..................             823          40,492
Exact Sciences Corp.* ...................           3,028          40,484
Farmer Bros. Co. ........................             124          40,300
Black Box Corp.* ........................           1,186          39,375
Sauer, Inc. .............................           4,370          39,330
Louisiana-Pacific Corp.* ................           6,029          39,008
Unifi, Inc.* ............................           6,207          38,918
Standard Microsystems
  Corp.* ................................           2,539          38,847
Cross Country, Inc.* ....................           2,762          38,668
Steel Dynamics, Inc.* ...................           2,896          37,909
Hydril Co.* .............................           1,515          37,693
American Management
  Systems, Inc.* ........................           2,958          37,655
Aviall, Inc.* ...........................           3,694          37,642
Hollywood Entertainment
  Corp.* ................................           2,570          37,316
U.S.B. Holding Co. ......................           2,012          37,081
Avista Corp. ............................           3,296          36,915
Wabtec Corp. ............................           2,614          36,805
PFF Bancorp., Inc. ......................           1,316          36,480
U.S. Industries, Inc.* ..................          15,505          36,437
Seacor Smit, Inc.* ......................             883          36,194
Quanex Corp. ............................           1,039          36,053
Alfa Corp. ..............................           2,943          36,052
A.O. Smith Corp. ........................           1,254          35,639
Oneida, Ltd. ............................           2,531          35,257
First Commonwealth
  Financial Corp. .......................           2,845          35,250


* Non-Income Producing Securities

See Notes to Financial Statements.

14


MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------



                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Wausau-Mosinee
  Paper Corp. ...........................            3,826          $35,237
Novell, Inc.* ...........................           16,774           35,225
Methode Electronics,
  Inc.--Class A .........................            3,815           35,022
Intergraph Corp.* .......................            2,048           35,000
Albany Molecular
  Research, Inc.* .......................            2,048           34,877
Dimon, Inc. .............................            5,490           34,258
Irwim Financial Corp. ...................            2,012           34,204
Fred's, Inc. ............................            1,137           33,949
Carlisle Cos., Inc. .....................              919           33,709
Sequa Corp.--Class A* ...................              644           33,552
Dionex Corp.* ...........................            1,298           33,177
Diversa Corp.* ..........................            3,888           33,165
Computer
  Horizons Corp.* .......................            8,787           32,688
Interface, Inc. .........................            8,189           32,428
Memc Electronic
  Materials, Inc.* ......................            9,767           32,426
Tower Automotive, Inc.* .................            4,811           32,234
Scios, Inc.* ............................            1,262           32,118
Thor Industries, Inc. ...................              908           31,562
First Federal
  Capital Corp. .........................            1,617           31,418
Lone Star Steakhouse
  Saloon, Inc. ..........................            1,484           31,149
Healthcare Realty
  Trust, Inc. ...........................              990           30,789
Central Garden &
  Pet Co.* ..............................            1,775           30,370
Curtiss-Wright Corp. ....................              507           30,314
National Healthcare
  Corp.* ................................            1,677           30,102
Pediatrix Medical
  Group, Inc.* ..........................              970           30,060
Kenneth Cole Productions,
  Inc.--Class A* ........................            1,472           29,882
Apex Mortgage
  Capital, Inc. .........................            2,669           29,866
New Century
  Financial Corp. .......................            1,276           29,858
Alderwoods Group, Inc.* .................            4,593           29,854
Avenue A, Inc.* .........................           11,941           29,852

                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Interland, Inc.* ........................           14,537          $29,801
Aksys, Ltd.* ............................            5,301           29,739
First Financial
  Bankshares, Inc. ......................              816           29,735
Atmos Energy Corp. ......................            1,383           29,734
PolyOne Corp. ...........................            3,429           29,455
Dura Automotive
  Systems, Inc.* ........................            2,403           29,437
Efunds Corp.* ...........................            3,117           29,241
Friedmans, Inc.--
  Class A ...............................            3,754           29,169
Georgia Gulf Corp. ......................            1,262           28,862
Credit Acceptance
  Corp.* ................................            3,514           28,815
United Online, Inc.* ....................            2,992           28,693
UCBH Holdings, Inc. .....................              729           28,686
Federal Signal Corp. ....................            1,546           28,477
Intertrust
  Technologies Corp.* ...................            8,911           28,426
NBTY, Inc.* .............................            2,184           28,348
Idexx Laboratories, Inc.* ...............              914           28,286
Columbia Labs,
  Inc. Com* .............................            6,282           28,269
Anchor Bancorp., Inc. ...................            1,394           28,159
IDEX Corp. ..............................              986           28,150
Dollar Thrifty Automotive
  Group, Inc.* ..........................            1,747           28,039
Jones Lang LaSalle, Inc.* ...............            1,360           27,962
Take 2 Interactive
  Software, Inc.* .......................              964           27,956
Roper Industries, Inc. ..................              807           27,841
Ionics, Inc.* ...........................            1,167           27,786
Sterling Financial Corp.* ...............            1,530           27,739
World Fuel
  Services Corp. ........................            1,432           27,638
Hexcel Corp.* ...........................           11,121           27,580
Lennox International, Inc. ..............            2,083           27,558
Landamerica Financial
  Group, Inc. ...........................              836           27,496
Mentor  Corp. ...........................              862           27,481
Commercial
  Federal Corp. .........................            1,262           27,474
Skechers USA, Inc.--
  Class A* ..............................            2,876           27,437

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Eon Labs, Inc.* .........................            1,269          $27,385
Wesco International* ....................            6,294           27,064
Wet Seal, Inc.--Class A* ................            2,694           26,940
Graphic Packaging
  International Corp.* ..................            3,339           26,645
Respironics, Inc.* ......................              832           26,632
Sycamore Networks, Inc.* ................           11,178           26,268
Pinnacle
  Entertainment, Inc.* ..................            3,562           26,181
Amylin Pharmaceuticals,
  Inc.* .................................            1,571           26,110
The Bombay Co., Inc.* ...................            9,615           25,960
Corus Bankshares, Inc. ..................              592           25,936
Lakeland Bancorp, Inc. ..................            1,520           25,916
J & J Snack Foods Corp.* ................              703           25,906
Wintrust Fiancial Corp. .................              897           25,699
JM Smucker Co. ..........................              697           25,580
Impac Mortgage
  Holdings, Inc. ........................            2,274           25,355
Gartner Group, Inc.--
  Class A* ..............................            3,129           25,345
Yardville National Corp. ................            1,478           25,111
Seacoast Financial
  Services Corp. ........................            1,243           24,947
Ascential Software Corp.* ...............           13,422           24,938
RTI International
  Metals, Inc.* .........................            2,366           24,843
Navigant International* .................            2,363           24,811
Exar Corp.* .............................            2,125           24,544
Weis Markets, Inc. ......................              733           24,541
Price Legacy Corp.* .....................            8,365           24,509
Capitol Bancorp
  Limited ...............................            1,404           24,458
Phillips-Van Heusen .....................            1,935           24,381
Proassurance Corp.* .....................            1,436           24,268
FTI Consulting
  Group, Inc.* ..........................              610           24,254
Zymo Genetics, Inc.* ....................            3,030           24,240
Station Casinos, Inc.* ..................            1,422           24,188
PTEK Holdings, Inc.* ....................            5,185           24,162
Werner Enterprises, Inc. ................            1,310           24,078
Regal-Beloit Corp. ......................            1,406           24,057
Dave And Busters* .......................            2,130           23,877


                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Friedman Billings
  Ramsey* ...............................            2,357          $23,876
Golden Telecom, Inc.* ...................            1,978           23,835
Espeed, Inc.--Class A* ..................            2,342           23,795
Shopko Stores, Inc.* ....................            1,817           23,730
Wyndham International--
  Class A* ..............................           69,706           23,700
Carreker-Antinori, Inc.* ................            3,849           23,594
Sonic Innovations, Inc.* ................            4,470           23,467
Woodward
  Governor Co. ..........................              494           23,415
Kellwood Co. ............................            1,023           23,386
Cantel Medical Corp.* ...................            2,314           23,371
W.R. Grace & Co.* .......................           14,543           23,269
FBL Financial Group--
  Class A ...............................            1,258           23,210
Pegasystems, Inc.* ......................            4,250           23,205
Modine
  Manufacturing Co. .....................            1,208           22,976
The Steak N Shake Co.* ..................            2,085           22,935
Pozen* ..................................            4,508           22,856
Flagstar Bancorp., Inc. .................            1,101           22,791
Adtran, Inc.* ...........................            1,458           22,745
Right Management
  Consultants* ..........................              919           22,644
Center Trust, Inc. ......................            3,890           22,562
Hologic, Inc.* ..........................            2,301           22,550
Merit Medical Systems* ..................            1,167           22,535
Cleco Corp. .............................            1,652           22,252
Great American Financial
  Resources, Inc. .......................            1,422           22,112
THQ, Inc.* ..............................            1,047           21,778
United Surgical Partners
  International, Inc.* ..................              981           21,611
Penford Corp. ...........................            1,598           21,573
Boyd Gaming Corp.* ......................            1,152           21,508
Belden, Inc. ............................            1,602           21,499
Cubic Corp. .............................            1,260           21,420
Baldor Electric .........................            1,119           21,373
Alexander & Baldwin, Inc. ...............              960           21,360
ITT Educational
  Services, Inc.* .......................            1,136           21,323
Silicon Image, Inc.* ....................            5,212           21,317


--------------------------------------------------------------------------------
* Non-Income Producing Securities

See Notes to Financial Statements.

16

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                   MARKET
                                                                    VALUE
                                                   SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Ennis Business Forms ....................           1,624         $21,193
Nortek, Inc.* ...........................             483          20,899
SL Green Realty Corp. ...................             677          20,811
Cleveland Cliffs, Inc. ..................             861          20,707
The Mens Wearhouse* .....................           1,408          20,698
Kansas City Southern* ...................           1,667          20,671
Stamps.com, Inc.* .......................           4,882          20,651
MPS Group, Inc.* ........................           3,559          20,642
Stewart Enterprises, Inc.* ..............           4,031          20,558
NCO Group, Inc.* ........................           1,791          20,543
Prime Hospitality Corp.* ................           2,505          20,541
Quicksilver
  Resources, Inc.* ......................           1,141          20,538
Northwest Pipe Co.* .....................           1,145          20,484
Volt Information
  Sciences, Inc.* .......................           1,351          20,468
Sypris Solutions, Inc.* .................           1,873          20,322
Fidelity Bankshares, Inc. ...............           1,136          20,221
CACI International, Inc.* ...............             570          20,206
United Therapuetics
  Corp.* ................................           1,228          20,201
Horizon Offshore, Inc.* .................           4,792          20,179
Rock-Tenn Co.--
  Class A ...............................           1,308          20,169
John H. Harland Co. .....................             734          19,928
Arena
  Pharmaceuticals, Inc.* ................           3,548          19,869
Corn Products
  International, Inc. ...................             683          19,636
Ducommun, Inc.* .........................           1,115          19,635
Dupont Photomasks, Inc.* ................             857          19,522
Plantronics, Inc.* ......................           1,192          19,430
Linens `n Things, Inc.* .................           1,047          19,233
Diasytek International
  Corp.* ................................           1,478          19,214
Expressjet Holdings, Inc.* ..............           2,079          19,127
Banner Corp. ............................             945          19,089
Startek, Inc.* ..........................             866          19,061
Bally's Health &
  Tennis Corp.* .........................           1,894          18,770
Docucorp
  International, Inc.* ..................           1,720          18,610
Syncor International
  Corp.* ................................             575          18,463


                                                                   MARKET
                                                                    VALUE
                                                   SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Stein Mart, Inc.* .......................           3,159         $18,449
Keane, Inc.* ............................           2,717          18,340
C&D Technologies ........................           1,251          18,340
Southwest Water Co. .....................           1,269          18,096
Wild Oats Markets, Inc.* ................           1,992          18,087
Comfort Systerms
  USA, Inc.* ............................           5,947          18,079
Be Aerospace, Inc.* .....................           3,785          18,017
JLG Industries, Inc. ....................           2,209          17,782
Medford Bancorp., Inc. ..................             503          17,580
Lattice Semiconductor
  Corp.* ................................           2,810          17,478
LSB Bancshares, Inc. ....................           1,062          17,459
Finlay Enterprises, Inc.* ...............           1,157          17,455
J. Jill Group, Inc.* ....................             997          17,368
Carmike Cinemas, Inc.* ..................             964          17,352
Officemax, Inc.* ........................           4,252          17,348
Ulticom, Inc.* ..........................           3,080          17,032
Asyst Technologies, Inc.* ...............           2,806          16,948
Iberiabank Corp. ........................             450          16,933
Corporate Executive
  Board Co.* ............................             592          16,902
Drugstore.com, Inc.* ....................          10,160          16,764
Southwest Bancorp
  of Texas, Inc.* .......................             457          16,639
Airborne, Inc. ..........................           1,464          16,602
Shoe Carnival, Inc.* ....................           1,159          16,516
Transkaryotic
  Therapies, Inc.* ......................             503          16,407
Varian, Inc.* ...........................             592          16,345
Skyworks Solutions, Inc.* ...............           3,594          16,281
Intermet Corp. ..........................           3,365          16,186
Turnstone Systems* ......................           7,260          16,117
Maximus, Inc.* ..........................             714          15,994
Marvel Enterprises, Inc.* ...............           2,284          15,988
Sun Bancorp .............................             708          15,916
Vivus, Inc.* ............................           3,635          15,703
Anixter
  International, Inc.* ..................             756          15,574
Terex Corp.* ............................             919          15,531
SpeedFam-IPEC, Inc.* ....................           4,186          15,530
Lightbridge, Inc.* ......................           2,279          15,247
Felcor Lodging Trust, Inc. ..............           1,180          15,139
CSK Auto Corp.* .........................           1,212          15,126

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------



                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Looksmart, Ltd.* ........................           15,429          $14,966
Santander Bancorp .......................            1,084           14,959
South Financial
  Group, Inc. ...........................              708           14,932
Bryn Mawr Bank Corp. ....................              374           14,766
Cray, Inc.* .............................            3,733           14,745
Prentiss Properties Trust ...............              509           14,730
Overseas
  Shipholding Group .....................              964           14,730
SRA International, Inc.* ................              514           14,716
A.M. Castle & Co. .......................            2,178           14,701
Maxwell Shoe Co.,
  Inc.--Class A* ........................            1,290           14,641
Province Healthcare Co.* ................              853           14,629
Trimeris, Inc.* .........................              329           14,614
La Quinta
  Properties, Inc.* .....................            3,013           14,462
Brown Shoe
  Company, Inc. .........................              806           14,427
Smart & Final* ..........................            3,370           14,322
FEI Co.* ................................              986           14,248
Dycom Industries, Inc.* .................            1,552           14,216
Champps
  Entertainment, Inc.* ..................            1,809           14,164
American Italian Pasta
  Co.--Class A* .........................              396           14,133
Lannet Co., Inc.* .......................            1,406           14,130
Health Tronics Surgical
  Services, Inc.* .......................            1,683           14,087
PEP Boys- Manny
  Moe & Jack ............................            1,144           14,014
Angelica Corp. ..........................              650           13,969
Endocardial
  Solutions, Inc.* ......................            4,314           13,934
Insurance Auto
  Auctions, Inc.* .......................              921           13,917
Stillwater Mining Co.* ..................            2,316           13,896
Kroll, Inc.* ............................              699           13,861
SS&C Technologies Co.* ..................            1,742           13,849
Martha Stewart
  Omnimedia, Inc.* ......................            1,961           13,727
Electro Scientific, Inc.* ...............              914           13,555


                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Oriental
  Financial Group .......................              616          $13,552
M/I Schottenstein
  Homes, Inc. ...........................              427           13,451
Coherent, Inc.* .........................              736           13,432
Silgan Holdings, Inc.* ..................              472           13,424
Allscripts Healthcare
  Solutions* ............................            4,693           13,422
Orbital Sciences Corp.* .................            3,923           13,338
American Medical
  Security Group, Inc.* .................              923           13,051
Maxygen* ................................            2,096           13,016
Credence Systems Corp.* .................            1,493           12,929
Maxtor Corp.* ...........................            4,913           12,823
Casey's General
  Stores, Inc. ..........................            1,108           12,797
Chicago Pizza
  And Brewery* ..........................            1,839           12,671
Seminis, Inc.* ..........................            4,314           12,640
Manitowoc Co., Inc. .....................              458           12,526
Meristar
  Hospitality Corp. .....................            1,458           12,524
USEC, Inc. ..............................            1,992           12,470
Navigators Group, Inc.* .................              612           12,405
Manhattan
  Associates, Inc.* .....................              914           12,357
Checkers Drive
  In Resturant* .........................            1,534           12,272
Raytech* ................................            2,013           12,259
Transmeta Corp.* ........................           12,530           12,154
Silicon Graphics, Inc.* .................           14,752           12,097
Airgas, Inc.* ...........................              908           11,922
Hancock Fabrics .........................              734           11,854
The Medicines Co.* ......................            1,077           11,823
Unova, Inc.* ............................            2,397           11,793
Superior Industries
  International .........................              250           11,770
Dynamics
  Research Corp.* .......................              807           11,766
Newport Corp.* ..........................            1,043           11,765
Commerce Group, Inc. ....................              363           11,747
Plexus Corp.* ...........................            1,267           11,720

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

18

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
eResearch
  Technology, Inc.* .....................              635          $11,716
Newpark
  Resources, Inc.* ......................            2,915           11,543
Energy Partners, Ltd.* ..................            1,417           11,534
Mastec, Inc.* ...........................            3,552           11,473
Varian Semiconductor
  Equipment
  Associates, Inc.* .....................              692           11,376
Great Lakes Chemical Co. ................              472           11,337
New Focus, Inc.* ........................            4,184           11,297
First Financial Holdings ................              416           11,261
Foundry
  Networks, Inc.* .......................            2,048           11,223
Fidelity National
  Information
  Solutions, Inc.* ......................              734           11,223
Triquint
  Semiconductor, Inc.* ..................            3,170           11,190
International
  Bancshares Corp. ......................              287           11,161
Input/Output, Inc.* .....................            2,327           11,146
JDA Software
  Group, Inc.* ..........................            1,582           11,058
Galyans* ................................            1,099           11,001
Octel Corp. .............................              581           10,975
Ameripath, Inc.* ........................              736           10,966
Ceres Group, Inc.* ......................            5,672           10,947
Touch America
  Holdings* .............................           17,623           10,926
UAL Corp.* ..............................            5,098           10,910
Factset Research
  Systems, Inc. .........................              407           10,806
Vintage Petroleum, Inc. .................              992           10,714
CCC Information
  Services Grp.* ........................              810           10,587
Kelly Services,
  Inc.--Class A .........................              488           10,575
Brookstone, Inc.* .......................              857           10,541
Clarcor, Inc. ...........................              343           10,530
Watts Industries, Inc.--
  Class A ...............................              642           10,529
Arthocare Corp.* ........................              868           10,520

                                                                     MARKET
                                                                      VALUE
                                                    SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Protein Design
  Labs, Inc.* ...........................            1,267          $10,516
Coastal Financial Corp. .................              759           10,277
Delphi Financial Group--
  Class A ...............................              281           10,234
Monro Muffler
  Brake, Inc.* ..........................              566           10,109
Robbins & Myers, Inc. ...................              540           10,071
Rayovac Corp.* ..........................              823           10,041
Century Bancorp., Inc. ..................              373            9,899
Riviana Foods ...........................              431            9,870
Crown Media Holdings,
  Inc.--Class A* ........................            2,797            9,790
Quaker Fabric Corp.* ....................            1,530            9,624
Genesco, Inc.* ..........................              697            9,619
Enzon, Inc.* ............................              497            9,562
Talk America
  Holdings, Inc.* .......................            4,078            9,461
Hanover
  Compressor Co.* .......................            1,130            9,379
Net.Bank, Inc.* .........................              899            9,359
Union Bankshares Corp. ..................              374            9,324
Arrow International, Inc. ...............              287            9,233
Overture Services, Inc.* ................              391            9,216
APAC Teleservices, Inc.* ................            3,143            9,146
Omni Vision
  Technologies* .........................            1,402            9,113
Marinemax, Inc.* ........................            1,006            9,064
The Penn Traffic Co.* ...................            1,383            9,031
AAR Corp. ...............................            1,901            9,030
Applica, Inc.* ..........................            1,697            8,994
Minerals
  Technologies, Inc. ....................              242            8,971
ATMI, Inc.* .............................              627            8,841
American Capital
  Strategies, Ltd. ......................              469            8,836
EGL, Inc.* ..............................              801            8,819
Broadwing, Inc.* ........................            4,402            8,716
Cognex Corp.* ...........................              622            8,652
Del Monte Foods Co.* ....................            1,051            8,587
Handleman Co. Del* ......................              933            8,537
Actel Corp.* ............................              814            8,466
Republic Bancshares, Inc.* ..............              435            8,456

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                      MARKET
                                                                       VALUE
                                                    SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Pacific Sunwear of
  California, Inc.* .....................              410            $8,348
EMS Technologies, Inc.* .................              810             8,311
Fleming Co's, Inc. ......................            1,658             8,290
Biotechnology General* ..................            2,793             8,267
Cascade Bancorp .........................              605             8,252
Kendle
  International, Inc.* ..................            1,223             8,194
Abgenix, Inc.* ..........................            1,255             8,145
Texas Industries, Inc. ..................              335             8,134
Overland Storage, Inc.* .................              745             8,091
On Semiconductor
  Corp.* ................................            6,470             8,088
Extreme Networks, Inc.* .................            1,920             8,083
RailAmerica, Inc.* ......................            1,084             7,859
General
  Communication Inc.* ...................            2,013             7,569
Serologicals Corp.* .....................              564             7,552
Insight Enterprises Inc.* ...............              733             7,440
Lone Star
  Technologies, Inc.* ...................              622             7,371
Standard Register Co. ...................              307             7,368
Scansoft, Inc.* .........................            2,209             7,290
Zoran* ..................................              657             7,227
Integrated
  Electrical Services* ..................            1,883             7,042
Incyte Genomics, Inc.* ..................            1,515             7,030
1st Source Corp. ........................              498             7,017
World Wrestling
  Entertainment, Inc.* ..................              827             6,922
Rent-Way, Inc.* .........................            2,296             6,888
Graftech
  International, Ltd.* ..................              873             6,329
Buca, Inc.* .............................              781             6,248
Artesyn
  Technologies, Inc.* ...................            4,073             6,150
FSI International, Inc.* ................            1,946             5,955
Crown Castle
  International Corp.* ..................            2,699             5,857


                                                                      MARKET
                                                                       VALUE
                                                    SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Palm, Inc.* .............................            7,693            $5,693
Quovadx, Inc.* ..........................            3,916             5,482
Aspect Communications
  Corp.* ................................            3,724             5,475
CTS Corp. ...............................            1,104             5,078
PDI, Inc.* ..............................            1,212             4,933
Axcelis Technology, Inc.* ...............              925             4,514
MIPS Technology, Inc.* ..................            3,373             4,483
Vitesse Semiconductor
  Corp.* ................................            6,208             4,221
AsiaInfo Holdings, Inc.* ................            1,228             4,095
Cross Media
  Marketing Corp.* ......................            3,999             2,999
Kulicke & Soffa
  Industries, Inc.* .....................              866             2,598
                                                                 -----------
Total Common Stocks
  (Cost $13,708,070)                                              13,857,168
                                                                 -----------
                                                      FACE
                                                    AMOUNT
                                                    ------
Federal Agency Discount Notes 14.2%
Federal Home Loan Bank
  1.63% due 10/01/02 ....................       $3,000,000         3,000,000
                                                                 -----------
Total Federal Agency Discount Notes
  (Cost $3,000,000)                                                3,000,000
                                                                 -----------
Repurchase Agreements 20.0%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 ....................        1,404,793         1,404,793
  1.83% due 10/01/02 ....................        1,404,793         1,404,793
  1.75% due 10/01/02 ....................        1,404,793         1,404,793
                                                                 -----------
Total Repurchase Agreements
  (Cost $4,214,379)                                                4,214,379
                                                                 -----------
Total Investments 100%
  (Cost $20,922,449)                                             $21,071,547
                                                                 ===========

* Non-Income Producing Securities

See Notes to Financial Statements.

20

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) September 30, 2002
--------------------------------------------------------------------------------

                                                                  UNREALIZED
                                                                        LOSS
                                                      CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

Futures Contracts Purchased
December 2002 Russell 2000 Futures Contracts
  (Aggregate Market Value of Contracts $4,134,250) ....      23    $(235,436)
                                                                   ==========
                                                          UNITS
                                                          -----
Equity Index Swap Agreement
November 2002 Russell 2000 Index Swap,
  Maturing 11/13/02*
  (Total Notional Market Value $21,979,400) ...........  48,119    $(150,907)
                                                                   ==========

--------------------------------------------------------------------------------

* Price Return based on Russell 2000 Index +/- financing at a variable rate.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21

U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                     MARKET
                                                        FACE          VALUE
                                                      AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------



U.S. Treasury Obligations  95.9%
U.S. Treasury Bond
  5.38% due 02/15/31 ........................... $94,863,000   $105,312,752
                                                               ------------
Total U.S. Treasury Obligations
  (Cost $99,315,452) ...........................                105,312,752
                                                               ------------
Repurchase Agreements  4.1%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 ...........................   1,491,969      1,491,969
  1.83% due 10/01/02 ...........................   1,491,969      1,491,969
  1.75% due 10/01/02 ...........................   1,491,969      1,491,969
                                                               ------------
Total Repurchase Agreements
  (Cost $4,475,907) ............................                  4,475,907
                                                               ------------
Total Investments 100%
  (Cost $103,791,359) ..........................               $109,788,659
                                                               ============




================================================================================
                                                                 UNREALIZED
                                                                       GAIN
                                                   CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------

Futures Contracts Purchased
December 2002 U.S. Treasury Bond Futures Contracts
  (Aggregate Market Value of Contracts $35,541,469) ...  311       $858,600
                                                                   ========




See Notes to Financial Statements.

22

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                  MARKET
                                                        FACE       VALUE
                                                      AMOUNT    (NOTE 1)
--------------------------------------------------------------------------------

Federal Agency Discount Notes  61.4%
Fannie Mae
   1.68% due 10/21/02 ........................... $3,000,000  $2,997,200
Federal Home Loan Bank
   1.63% due 10/01/02 ...........................  3,000,000   3,000,000
                                                              ----------
Total Federal Agency Discount Notes
  (Cost $5,997,200) .............................              5,997,200
                                                              ----------
Repurchase Agreements  38.6%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 ............................  1,258,363   1,258,363
  1.83% due 10/01/02 ............................  1,258,363   1,258,363
  1.75% due 10/01/02 ............................  1,258,363   1,258,363
                                                              ----------
Total Repurchase Agreements
  (Cost $3,775,089) .............................              3,775,089
                                                              ----------
Total Investments 100%
  (Cost $9,772,289) .............................             $9,772,289
                                                              ==========




================================================================================
                                                                UNREALIZED
                                                                      LOSS
                                                       UNITS      (NOTE 1)
--------------------------------------------------------------------------------

Equity Index Swap Agreement
November 2002 Dow Jones Europe STOXX 50 Index Swap,
  Maturing 11/09/02*
  (Total Notional Market Value $2,461,173) ......      3,257    $(603,468)
                                                                ==========




*Price Return based on Dow Jones Europe STOXX 50 Index +/- financing at a variable rate.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23

LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                  MARKET
                                                        FACE       VALUE
                                                      AMOUNT    (NOTE 1)
--------------------------------------------------------------------------------



Repurchase Agreements  100.0%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 ...........................  $1,319,992  $1,319,992
  1.83% due 10/01/02 ...........................   1,319,992   1,319,992
  1.75% due 10/01/02 ...........................   1,319,992   1,319,992
                                                               ---------
Total Repurchase Agreements
  (Cost $3,959,976) ............................               3,959,976
                                                              ----------
Total Investments 100%
  (Cost $3,959,976) ............................              $3,959,976
                                                              ==========


================================================================================
                                                              UNREALIZED
                                                                    LOSS
                                                       UNITS    (NOTE 1)
--------------------------------------------------------------------------------

Equity Index Swap Agreement
October 2002 Topix 100 Index Swap, Maturing 10/08/02*
  (Total Notional Market Value $262,046) .......     728,719  $(209,533)
                                                              ==========

--------------------------------------------------------------------------------



*Price Return based on Topix 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                         MARKET
                                 FACE                     VALUE
                               AMOUNT                  (NOTE 1)
--------------------------------------------------------------------------------
Federal Agency Discount Notes  76.9%
Fannie Mae
  1.73% due 10/02/02      $25,000,000               $24,998,799
  1.70% due 10/09/02       25,000,000                24,990,556
  1.71% due 10/16/02       25,000,000                24,982,188
  1.67% due 10/31/02       25,000,000                24,965,208
  1.62% due 11/06/02       25,000,000                24,959,500
  1.70% due 11/06/02       25,000,000                24,957,500
  1.70% due 11/13/02       25,000,000                24,949,236
  1.70% due 11/27/02       25,000,000                24,932,708
  1.66% due 12/04/02       25,000,000                24,926,222
  1.89% due 12/04/02       25,000,000                24,916,000
  1.76% due 12/11/02       25,000,000                24,913,222
  1.67% due 12/18/02       25,000,000                24,909,542
  2.25% due 10/04/02       20,000,000                19,996,250
  1.67% due 11/13/02       20,000,000                19,960,105
  1.70% due 01/08/03       20,000,000                19,906,500
  1.70% due 01/15/03       20,000,000                19,899,889
  1.96% due 01/10/03       20,000,000                19,890,022
  1.94% due 11/01/02       10,060,000                10,043,194
Federal Farm Credit
  1.68% due 10/17/02       25,000,000                24,981,333
  1.70% due 10/21/02       25,000,000                24,976,389
  1.70% due 10/29/02       25,000,000                24,966,944
  1.63% due 11/07/02       25,000,000                24,958,118
  1.66% due 11/13/02       25,000,000                24,950,431
  1.65% due 11/21/02       25,000,000                24,941,563
  1.70% due 10/03/02       15,000,000                14,998,583
Federal Home Loan Bank
  1.70% due 10/04/02       25,000,000                24,996,458
  1.73% due 10/04/02       25,000,000                24,996,396
  1.71% due 10/09/02       25,000,000                24,990,528
  1.65% due 10/18/02       25,000,000                24,980,521
  1.72% due 10/21/02       25,000,000                24,976,111
  1.67% due 10/23/02       25,000,000                24,974,486
  1.70% due 10/23/02       25,000,000                24,974,028
  1.84% due 11/27/02       25,000,000                24,927,167
  1.61% due 12/09/02       25,000,000                24,922,854
  1.71% due 12/27/02       25,000,000                24,896,688
  1.72% due 10/02/02       20,000,000                19,999,044
  1.71% due 10/11/02       20,000,000                19,990,500
  1.80% due 10/15/02       15,000,000                14,989,500



                                                         MARKET
                                 FACE                     VALUE
                               AMOUNT                  (NOTE 1)
--------------------------------------------------------------------------------
Freddie Mac
  1.63% due 10/01/02      $25,000,000               $25,000,000
  1.70% due 10/01/02       25,000,000                25,000,000
  1.70% due 10/08/02       25,000,000                24,991,736
  1.70% due 10/10/02       25,000,000                24,989,375
  1.71% due 10/10/02       25,000,000                24,989,313
  1.65% due 10/22/02       25,000,000                24,975,938
  1.69% due 10/29/02       25,000,000                24,967,139
  1.67% due 11/12/02       25,000,000                24,951,292
  1.68% due 11/19/02       25,000,000                24,942,833
  1.64% due 11/27/02       25,000,000                24,935,083
  1.77% due 12/05/02       25,000,000                24,920,104
  1.70% due 12/12/02       25,000,000                24,915,000
  1.68% due 12/26/02       25,000,000                24,899,965
  2.21% due 11/07/02       10,000,000                 9,977,286
  1.74% due 01/02/03       10,000,000                 9,955,050
Sallie Mae
  1.69% due 10/01/02       25,000,000                25,000,000
  1.70% due 10/01/02       25,000,000                25,000,000
  1.65% due 10/08/02       25,000,000                24,991,979
  2.44% due 01/31/03       10,000,000                 9,917,311
                                                  -------------
Total Federal Agency Discount Notes
  (Cost $1,307,803,687)                           1,307,803,687
                                                  -------------
Federal Agency Bonds  8.0%
Fannie Mae
  2.55% due 11/05/02       5,000,000                 5,000,000
Federal Farm Credit Bank
  1.71% due 11/01/02       50,000,000                50,000,000
  1.70% due 12/02/02       40,000,000                40,000,000
  1.73% due 10/01/02       25,000,000                25,000,000
Federal Home Loan Bank
  2.60% due 07/05/03       15,000,000                15,000,000
                                                  -------------
Total Federal Agency Bonds
  (Cost $135,000,000)                               135,000,000
                                                  -------------
Time Deposits  0.7%
EuroTime Deposits
  1.78% due 10/01/02       12,000,000                12,000,000
                                                  -------------
Total Time Deposits
  (Cost $12,000,000)                                 12,000,000
                                                  -------------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) September 30, 2002
--------------------------------------------------------------------------------

                                                                       MARKET
                                                        FACE            VALUE
                                                      AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
Repurchase Agreements  14.4%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 .........................    $8,484,180   $    8,484,180
  1.83% due 10/01/02 .........................   228,434,756      228,434,756
  1.75% due 10/01/02 .........................     8,484,181        8,484,181
                                                               --------------
Total Repurchase Agreements
  (Cost $245,403,117) ........................                    245,403,117
                                                               --------------
Total Investments 100%
  (Cost $1,700,206,804) ......................                 $1,700,206,804
                                                               ==============



See Notes to Financial Statements.

26

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------

                                                             Nova           Ursa
                                                             Fund           Fund
                                                     ------------   ------------
ASSETS
Investments in Master Portfolio* (Note 3) ........   $129,355,086   $559,502,950
Securities at Value** (Notes 1 and 2) ............             --             --
Collateral for Securities Loaned (Note 10) .......             --             --
Investment Income Receivable (Note 1) ............        121,617        288,039
Segregated Cash with Broker ......................             --             --
Receivable for Securities Sold (Note 1) ..........             --     19,459,542
Receivable for Shares Purchased ..................      6,468,633     14,373,254
Receivable from Master Portfolio .................            899            978
Other Assets .....................................             --             --
                                                     ------------   ------------
  Total Assets ...................................    135,946,235    593,624,763
                                                     ------------   ------------
LIABILITIES
Investment Advisory Fee Payable (Note 5) .........             --             --
Payable for Securities Purchased (Note 1) ........      2,790,236        288,039
Portfolio Accounting Fee Payable (Note 5) ........         10,959         31,974
Payable for Equity Index Swap Settlement (Note 1)              --             --
Payable for Futures Contracts Settlement (Note 1)              --             --
Payable upon Return of Securities Loaned (Note 10)             --             --
Liability for Shares Redeemed ....................      3,753,931     33,700,121
Cash Payable to Custodian Bank ...................             --             --
Custody Fees Payable .............................             --             --
Transfer Agent Fee Payable (Note 5) ..............         27,398         91,927
Distribution and Service Fee Payable (Note 5) ....         17,602         19,908
Other Liabilities ................................         84,585        161,632
                                                     ------------   ------------
  Total Liabilities ..............................      6,684,711     34,293,601
                                                     ------------   ------------
NET ASSETS (NOTE 9) ..............................   $129,261,524   $559,331,162
                                                     ============   ============
INVESTOR CLASS:
Net Assets .......................................   $106,545,650   $500,987,553
Shares Outstanding ...............................      7,123,915     35,399,097
Net Asset Value Per Share ........................         $14.96         $14.15
ADVISOR CLASS:
Net Assets .......................................    $15,980,296    $38,512,750
Shares Outstanding ...............................      1,090,868      2,790,182
Net Asset Value Per Share ........................         $14.65         $13.80
H CLASS:
Net Assets .......................................            N/A            N/A
Shares Outstanding ...............................
Net Asset Value Per Share ........................
C CLASS:
Net Assets .......................................     $6,735,578    $19,830,859
Shares Outstanding ...............................        457,517      1,422,553
Net Asset Value Per Share ........................         $14.72         $13.94

 * The cost of Investment in Master Portfolio is $146,246,902, $409,401,147, $0, $165,372,880, $0, and $0, respectively.
** The cost of Securities at Value is $0, $0, $328,214,213, $0, $12,197,807,
   and $20,922,449, respectively.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27


September 30, 2002
--------------------------------------------------------------------------------


                                                              OTC         Arktos         Medius         Mekros
                                                             Fund           Fund           Fund           Fund
                                                     ------------   ------------   ------------   ------------
ASSETS
Investments in Master Portfolio* (Note 3) ........   $         --   $185,998,031   $         --   $         --
Securities at Value** (Notes 1 and 2) ............    380,565,993             --     12,338,980     21,071,547
Collateral for Securities Loaned (Note 10) .......    191,183,634             --             --          9,405
Investment Income Receivable (Note 1) ............          4,124             --          7,293         20,824
Segregated Cash with Broker ......................      1,458,000             --      3,681,447      3,240,962
Receivable for Securities Sold (Note 1) ..........             --      1,033,565             --             --
Receivable for Shares Purchased ..................      6,098,533      9,861,168      1,624,588      7,940,546
Receivable from Master Portfolio .................             --            433             --             --
Other Assets .....................................          2,586             --             --             --
                                                     ------------   ------------   ------------   ------------
  Total Assets ...................................    579,312,870    196,893,197     17,652,308     32,283,284
                                                     ------------   ------------   ------------   ------------
LIABILITIES
Investment Advisory Fee Payable (Note 5) .........        240,659             --         14,177         18,639
Payable for Securities Purchased (Note 1) ........             --             --      1,845,151             --
Portfolio Accounting Fee Payable (Note 5) ........         28,860         12,808          1,575          2,071
Payable for Equity Index Swap Settlement (Note 1)              --             --      5,165,920      4,565,071
Payable for Futures Contracts Settlement (Note 1)         445,500             --         41,000         18,975
Payable upon Return of Securities Loaned (Note 10)    191,183,634             --             --          9,405
Liability for Shares Redeemed ....................      2,801,020     10,847,887        432,815      4,109,627
Cash Payable to Custodian Bank ...................             --             --             11             --
Custody Fees Payable .............................         12,835             --            895          1,248
Transfer Agent Fee Payable (Note 5) ..............         80,219         32,021          3,938          5,178
Distribution and Service Fee Payable (Note 5) ....          7,320          2,017          5,719         11,153
Other Liabilities ................................        257,825         64,000         18,467         24,175
                                                     ------------   ------------   ------------   ------------
  Total Liabilities ..............................    195,057,872     10,958,733      7,529,668      8,765,542
                                                     ------------   ------------   ------------   ------------
NET ASSETS (NOTE 9) ..............................   $384,254,998   $185,934,464    $10,122,640    $23,517,742
                                                     ============   ============   ============   ============
INVESTOR CLASS:
Net Assets .......................................   $370,056,399   $183,572,633            N/A            N/A
Shares Outstanding ...............................     64,040,142      3,608,206
Net Asset Value Per Share ........................          $5.78         $50.88
ADVISOR CLASS:
Net Assets .......................................    $12,385,417            N/A            N/A            N/A
Shares Outstanding ...............................      2,187,848
Net Asset Value Per Share ........................          $5.66
H CLASS:
Net Assets .......................................            N/A            N/A     $7,894,366    $20,677,909
Shares Outstanding ...............................                                      479,559      1,555,016
Net Asset Value Per Share ........................                                       $16.46         $13.30
C CLASS:
Net Assets .......................................     $1,813,182     $2,361,831     $2,228,274     $2,839,833
Shares Outstanding ...............................        319,747         47,207        136,391        215,856
Net Asset Value Per Share ........................          $5.67         $50.03         $16.34         $13.16

28

--------------------------------------------------------------------------------


                                                                 U.S.
                                                           Government             Juno
                                                            Bond Fund             Fund
                                                           ----------       ----------

ASSETS
Investments in Master Portfolio* (Note 3) ..........     $         --      $50,903,203
Securities at Value** (Notes 1 and 2) ..............      109,788,659               --
Receivable for Futures Contracts Settlement (Note 1)          174,937               --
Investment Income Receivable (Note 1) ..............          651,442          151,751
Cash in Custodian Bank .............................               --               --
Segregated Cash with Broker ........................          622,000               --
Receivable for Securities Sold (Note 1) ............          781,915               --
Receivable for Shares Purchased ....................        7,779,417        2,601,216
Receivable from Master Portfolio ...................               --              111
Other Assets .......................................               --               --
                                                       --------------   --------------
  Total Assets .....................................      119,798,370       53,656,281
                                                       --------------   --------------
LIABILITIES
Investment Advisory Fee Payable (Note 5) ...........           26,385               --
Payable for Securities Purchased (Note 1) ..........               --        2,378,006
Portfolio Accounting Fee Payable (Note 5) ..........            5,277            3,011
Payable for Equity Index Swap Settlement (Note 1) ..               --               --
Liability for Shares Redeemed ......................        8,101,085          211,388
Cash Payable to Custodian Bank .....................               --               --
Dividends Payable ..................................            4,598               --
Custody Fees Payable ...............................            2,111               --
Transfer Agent Fee Payable (Note 5) ................           10,554            7,528
Distribution and Service Fee Payable (Note 5) ......              967            1,283
Other Liabilities ..................................           26,425           18,244
                                                       --------------   --------------
  Total Liabilities ................................        8,177,402        2,619,460
                                                       --------------   --------------
NET ASSETS (NOTE 9) ................................     $111,620,968      $51,036,821
                                                       ==============   ==============
INVESTOR CLASS:
Net Assets .........................................     $110,466,984      $48,964,006
Shares Outstanding .................................        9,846,392        6,889,652
Net Asset Value Per Share ..........................           $11.22            $7.11
ADVISOR CLASS:
Net Assets .........................................              N/A              N/A
Shares Outstanding .................................
Net Asset Value Per Share ..........................
H CLASS:
Net Assets .........................................              N/A              N/A
Shares Outstanding .................................
Net Asset Value Per Share ..........................
C CLASS:
Net Assets .........................................       $1,153,984       $2,072,815
Shares Outstanding .................................          102,675          295,351
Net Asset Value Per Share ..........................           $11.24            $7.02
INSTITUTIONAL CLASS
Net Assets .........................................              N/A              N/A
Shares Outstanding .................................
Net Asset Value Per Share ..........................


* The cost of Investment in Master Portfolio is $0, $52,206,286, $0, $0, and $0, respectively.
** The cost of Securities at Value is $103,791,359, $0, $9,772,289, $3,959,976,
and $1,700,206,804, respectively.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29


                                                                                                     U.S.
                                                              Large-Cap        Large-Cap       Government
                                                                 Europe            Japan            Money
                                                                   Fund             Fund      Market Fund
                                                             ----------      -----------     ------------

ASSETS
Investments in Master Portfolio* (Note 3) ..........         $       --       $       --   $           --
Securities at Value** (Notes 1 and 2) ..............          9,772,289        3,959,976    1,700,206,804
Receivable for Futures Contracts Settlement (Note 1)                 --               --               --
Investment Income Receivable (Note 1) ..............                190              199          655,178
Cash in Custodian Bank .............................                494               --            1,167
Segregated Cash with Broker ........................          1,143,619          894,981               --
Receivable for Securities Sold (Note 1) ............                 --               --               --
Receivable for Shares Purchased ....................            432,298          205,155      102,785,947
Receivable from Master Portfolio ...................                 --               --               --
Other Assets .......................................                  2               --               --
                                                         --------------   --------------   --------------
  Total Assets .....................................         11,348,892        5,060,311    1,803,649,096
                                                         --------------   --------------   --------------
LIABILITIES
Investment Advisory Fee Payable (Note 5) ...........             10,750            4,079          653,066
Payable for Securities Purchased (Note 1) ..........                 --               --               --
Portfolio Accounting Fee Payable (Note 5) ..........              1,194              453           64,309
Payable for Equity Index Swap Settlement (Note 1) ..          2,555,445          205,837               --
Liability for Shares Redeemed ......................          2,569,417        1,485,161       79,734,503
Cash Payable to Custodian Bank .....................                 --              494               --
Dividends Payable ..................................                 --               --           38,519
Custody Fees Payable ...............................                478              181           52,245
Transfer Agent Fee Payable (Note 5) ................              2,986            1,133          237,020
Distribution and Service Fee Payable (Note 5) ......              3,359            1,257          226,327
Other Liabilities ..................................              4,802            8,472          750,555
                                                         --------------   --------------   --------------
  Total Liabilities ................................          5,148,431        1,707,067       81,756,544
                                                         --------------   --------------   --------------
NET ASSETS (NOTE 9) ................................         $6,200,461       $3,353,244   $1,721,892,552
                                                         ==============   ==============   ==============
INVESTOR CLASS:
Net Assets .........................................                N/A              N/A   $1,174,653,159
Shares Outstanding .................................                                        1,175,249,843
Net Asset Value Per Share ..........................                                                $1.00
ADVISOR CLASS:
Net Assets .........................................                N/A              N/A     $375,450,198
Shares Outstanding .................................                                          375,759,426
Net Asset Value Per Share ..........................                                                $1.00
H CLASS:
Net Assets .........................................         $6,065,461       $3,310,985              N/A
Shares Outstanding .................................            605,251          432,684
Net Asset Value Per Share ..........................             $10.02            $7.65
C CLASS:
Net Assets .........................................           $135,000          $42,259     $151,781,279
Shares Outstanding .................................             13,602            5,541      151,802,343
Net Asset Value Per Share ..........................              $9.93            $7.63            $1.00
INSTITUTIONAL CLASS
Net Assets .........................................                N/A              N/A      $20,007,916
Shares Outstanding .................................                                           20,010,856
Net Asset Value Per Share ..........................                                                $1.00

30

STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------


                                                                    Nova             Ursa
                                                                    Fund             Fund
                                                           -------------    -------------
INVESTMENT INCOME
  Interest (Note 1) ....................................   $          --    $          --
  Interest from Securities Lending .....................              --               --
  Dividends, Net of Foreign Tax Withheld* (Note 1) .....         816,232        1,293,049
                                                           -------------    -------------
    Total Income .......................................         816,232        1,293,049
                                                           -------------    -------------
EXPENSES
  Advisory Fees (Note 5) ...............................              --               --
  Transfer Agent Fees (Note 5) .........................         246,971          416,910
  Distribution & Service Fees (Note 5):
    Advisor Class ......................................          87,354           40,417
    H Class ............................................              --               --
    C Class ............................................          47,908           34,809
  Accounting Fees (Note 5) .............................          98,332          155,875
  Registration Fees (Note 1) ...........................          46,138           54,231
  Trustees' Fees .......................................           4,559            5,783
  Custodian Fees .......................................              --               --
  Miscellaneous ........................................          96,168          188,694
                                                           -------------    -------------
    Total Expenses .....................................         627,430          896,719
                                                           -------------    -------------
Net Investment Income (Loss) ...........................         188,802          396,330
                                                           -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ................................     (65,360,564)       3,915,411
  Equity Index Swaps ...................................              --               --
  Futures Contracts ....................................              --               --
                                                           -------------    -------------
    Total Net Realized Gain (Loss) .....................     (65,360,564)       3,915,411
                                                           -------------    -------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities ................................     (45,123,538)     103,477,414
  Equity Index Swaps ...................................              --               --
  Futures Contracts ....................................              --               --
                                                           -------------    -------------
Net Change in Unrealized Appreciation (Depreciation) ...     (45,123,538)     103,477,414
                                                           -------------    -------------
  Net Gain (Loss) on Investments .......................    (110,484,102)     107,392,825
                                                           -------------    -------------
Net Increase (Decrease) in Net Assets from Operations ..   $(110,295,300)    $107,789,155
                                                           =============    =============


* Net of foreign tax withheld of $0, $0, $0, $0, $0, and $102, respectively.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31


                                                 Period Ended September 30, 2002
-------------------------------------------------------------------------------

                                                                    OTC           Arktos           Medius           Mekros
                                                                   Fund             Fund             Fund             Fund
                                                          -------------    -------------    -------------    -------------
INVESTMENT INCOME
  Interest (Note 1) ....................................        $78,195    $          --         $204,091         $260,313
  Interest from Securities Lending .....................         42,034               --              184              533
  Dividends, Net of Foreign Tax Withheld* (Note 1) .....        218,779               --          125,902          209,531
                                                          -------------    -------------    -------------    -------------
    Total Income .......................................        339,008               --          330,177          470,377
                                                          -------------    -------------    -------------    -------------
EXPENSES
  Advisory Fees (Note 5) ...............................      2,110,976               --          219,459          299,412
  Transfer Agent Fees (Note 5) .........................        704,547          173,812           61,043           83,293
  Distribution & Service Fees (Note 5):
    Advisor Class ......................................         48,605               --               --               --
    H Class ............................................             --               --           57,812           70,740
    C Class ............................................          8,905            9,018           13,608           50,232
  Accounting Fees (Note 5) .............................        231,852           69,474           24,384           33,268
  Registration Fees (Note 1) ...........................        176,233           22,634           12,298           18,494
  Trustees' Fees .......................................         15,673            2,465            1,225            1,813
  Custodian Fees .......................................        115,709               --           10,298           14,149
  Miscellaneous ........................................        226,277           78,551           22,692           31,160
                                                          -------------    -------------    -------------    -------------
    Total Expenses .....................................      3,638,777          355,954          422,819          602,561
                                                          -------------    -------------    -------------    -------------
Net Investment Income (Loss) ...........................     (3,299,769)        (355,954)         (92,642)        (132,184)
                                                          -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ................................   (114,357,740)      21,786,882       (4,813,106)      (1,314,657)
  Equity Index Swaps ...................................             --               --       (8,756,984)     (14,468,695)
  Futures Contracts ....................................     (4,904,886)              --       (3,744,220)      (5,518,933)
                                                          -------------    -------------    -------------    -------------
    Total Net Realized Gain (Loss) .....................   (119,262,626)      21,786,882      (17,314,310)     (21,302,285)
                                                          -------------    -------------    -------------    -------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities ................................   (207,005,500)      36,462,376       (2,730,322)      (6,461,042)
  Equity Index Swaps ...................................             --               --       (2,873,911)      (4,188,051)
  Futures Contracts ....................................       (941,108)              --         (283,867)        (549,132)
                                                          -------------    -------------    -------------    -------------
Net Change in Unrealized Appreciation (Depreciation) ...   (207,946,608)      36,462,376       (5,888,100)     (11,198,225)
                                                          -------------    -------------    -------------    -------------
  Net Gain (Loss) on Investments .......................   (327,209,234)      58,249,258      (23,202,410)     (32,500,510)
                                                          -------------    -------------    -------------    -------------
Net Increase (Decrease) in Net Assets from Operations ..  $(330,509,003)     $57,893,304     $(23,295,052)    $(32,632,694)
                                                          ==============    ============    ==============    =============

32

STATEMENTS OF OPERATIONS (Unaudited) (concluded)
--------------------------------------------------------------------------------


                                                                   U.S.
                                                             Government             Juno
                                                              Bond Fund             Fund
                                                             ----------     ------------
INVESTMENT INCOME
  Interest (Note 1) ....................................     $1,493,806     $        --
  Interest from Securities Lending .....................             --              --
  Dividends, Net of Foreign Tax Withheld* (Note 1) .....             --          79,997
                                                             ----------     ------------
    Total Income .......................................      1,493,806          79,997
                                                             ----------     ------------
EXPENSES
  Advisory Fees (Note 5) ...............................        144,911              --
  Transfer Agent Fees (Note 5) .........................         58,012          48,562
  Distribution & Service Fees (Note 5):
    Advisor Class ......................................             --              --
    H Class ............................................             --              --
    C Class ............................................          3,144           6,347
  Accounting Fees (Note 5) .............................         28,982          19,412
  Registration Fees (Note 1) ...........................          6,555           6,227
  Trustees' Fees .......................................            841             705
  Custodian Fees .......................................         11,743              --
  Miscellaneous ........................................         35,879          22,042
                                                             ----------     ------------
    Total Expenses .....................................        290,067         103,295
                                                             ----------     ------------
    Less Expenses Reimbursed by Advisor ................             --              --
    Less Expenses Waived by Servicer ...................             --              --
                                                             ----------     ------------
    Total Waived Expenses ..............................             --              --
                                                             ----------     ------------
  Net Expenses .........................................        290,067         103,295
                                                             ----------     ------------
Net Investment Income (Loss) ...........................      1,203,739         (23,298)
                                                             ----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities ................................     (1,595,560)     (5,964,967)
  Equity Index Swaps ...................................             --              --
  Futures Contracts ....................................        828,503              --
                                                             ----------     ------------
    Total Net Realized Loss ............................       (767,057)     (5,964,967)
                                                             ----------     ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities ................................      5,974,357      (3,407,672)
  Equity Index Swaps ...................................             --              --
  Futures Contracts ....................................        873,060              --
                                                             ----------     ------------
Net Change in Unrealized Appreciation (Depreciation) ...      6,847,417      (3,407,672)
                                                             ----------     ------------
  Net Gain (Loss) on Investments .......................      6,080,360      (9,372,639)
                                                             ----------     ------------
Net Increase (Decrease) in Net Assets from Operations ..     $7,284,099     $(9,395,937)
                                                             ==========     ============


* Net of foreign tax withheld of $0, $0, $0, $0, and $0, respectively.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33


                                                 Period Ended September 30, 2002
--------------------------------------------------------------------------------


                                                                                                      U.S.
                                                                  Large-Cap       Large-Cap     Government
                                                                     Europe           Japan          Money
                                                                       Fund            Fund    Market Fund
                                                               ------------    ------------   ------------
INVESTMENT INCOME
  Interest (Note 1) ....................................       $   125,088     $   215,817    $ 15,355,464
  Interest from Securities Lending .....................                --              --          20,256
  Dividends, Net of Foreign Tax Withheld* (Note 1) .....                --              --              --
                                                               ------------    ------------   ------------
    Total Income .......................................           125,088         215,817      15,375,720
                                                               ------------    ------------   ------------
EXPENSES
  Advisory Fees (Note 5) ...............................            63,856         111,813       4,151,405
  Transfer Agent Fees (Note 5) .........................            17,751          31,098       1,656,693
  Distribution & Service Fees (Note 5):
    Advisor Class ......................................                --              --         940,947
    H Class ............................................            17,465          30,895              --
    C Class ............................................             1,088             689         550,960
  Accounting Fees (Note 5) .............................             7,095          12,424         418,302
  Registration Fees (Note 1) ...........................             2,122           4,906         289,514
  Trustees' Fees .......................................               206             503          30,962
  Custodian Fees .......................................             2,885           5,094         337,519
  Miscellaneous ........................................             8,255          13,063         918,608
                                                               ------------    ------------   ------------
    Total Expenses .....................................           120,723         210,485       9,294,910
                                                               ------------    ------------   ------------
    Less Expenses Reimbursed by Advisor ................                --              --          (3,508)
    Less Expenses Waived by Servicer ...................                --              --        (116,505)
                                                               ------------    ------------   ------------
    Total Waived Expenses ..............................                --              --        (120,013)
                                                               ------------    ------------   ------------
  Net Expenses .........................................           120,723         210,485       9,174,897
                                                               ------------    ------------   ------------
Net Investment Income (Loss) ...........................             4,365           5,332       6,200,823
                                                               ------------    ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 1) Net Realized Gain
(Loss) on:
  Investment Securities ................................                --              --              --
  Equity Index Swaps ...................................        (6,812,224)     (5,495,447)             --
  Futures Contracts ....................................            46,974        (185,434)             --
                                                               ------------    ------------   ------------
    Total Net Realized Loss ............................        (6,765,250)     (5,680,881)             --
                                                               ------------    ------------   ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities ................................                --              --              --
  Equity Index Swaps ...................................          (543,120)      1,395,588              --
  Futures Contracts ....................................                --          (8,749)             --
                                                               ------------    ------------   ------------
Net Change in Unrealized Appreciation (Depreciation) ...          (543,120)      1,386,839              --
                                                               ------------    ------------   ------------
  Net Gain (Loss) on Investments .......................        (7,308,370)     (4,294,042)             --
                                                               ------------    ------------   ------------
Net Increase (Decrease) in Net Assets from Operations ..       $(7,304,005)    $(4,288,710)     $6,200,823
                                                               ------------    ------------   ------------

34

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                                       Nova Fund
                                                          ----------------------------------
                                                                   Period               Year
                                                                    Ended              Ended
                                                            September 30,          March 31,
                                                                    2002*               2002
                                                          ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................          $188,802         $1,017,910
  Net Realized Gain (Loss) on Investments .............       (65,360,564)       (53,150,916)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments .....................       (45,123,538)        28,231,722
                                                          ---------------    ---------------
  Net Increase (Decrease) in Net Assets from Operations      (110,295,300)       (23,901,284)
                                                          ---------------    ---------------
Distributions to Shareholders (Note 1)
  From Net Investment Income:
    Investor Class ....................................                --         (1,144,021)
    Advisor Class .....................................                --           (170,559)
    H Class ...........................................                --                 --
    C Class ...........................................                --            (16,765)
  From Realized Gain on Investments:
    Investor Class ....................................                --                 --
    Advisor Class .....................................                --                 --
    H Class ...........................................                --                 --
    C Class ...........................................                --                 --
                                                          ---------------    ---------------
  Total Distributions to Shareholders .................                --         (1,331,345)
                                                          ---------------    ---------------
Net Increase (Decrease) in Net Assets
  From Share Transactions (Note 8) ....................       (52,424,564)        27,585,708
                                                          ---------------    ---------------
  Net Increase (Decrease) in Net Assets ...............      (162,719,864)         2,353,079
Net Assets--Beginning of  Period ......................       291,981,388        289,628,309
                                                          ---------------    ---------------
Net Assets--End of  Period ............................      $129,261,524       $291,981,388
                                                          ===============    ===============



* Unaudited

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35



                                                                       Ursa Fund                              OTC Fund
                                                          ---------------------------------    ----------------------------------
                                                                   Period              Year       Period                     Year
                                                                    Ended             Ended        Ended                    Ended
                                                            September 30,         March 31,       September 30,         March 31,
                                                                    2002*              2002        2002*                     2002
                                                          ---------------   ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................          $396,330        $3,650,412        $(3,299,769)      $(10,044,557)
  Net Realized Gain (Loss) on Investments .............         3,915,411        (3,641,990)      (119,262,626)      (260,987,021)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments .....................       103,477,414        (6,096,721)      (207,946,608)       163,236,450
                                                          ---------------   ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets from Operations       107,789,155        (6,088,299)      (330,509,003)      (107,795,128)
                                                          ---------------   ---------------    ---------------    ---------------
Distributions to Shareholders (Note 1)
  From Net Investment Income:
    Investor Class ....................................                --          (858,957)                --                 --
    Advisor Class .....................................                --           (33,858)                --                 --
    H Class ...........................................                --                --                 --                 --
    C Class ...........................................                --            (1,704)                --                 --
  From Realized Gain on Investments:
    Investor Class ....................................                --                --                 --                 --
    Advisor Class .....................................                --                --                 --                 --
    H Class ...........................................                --                --                 --                 --
    C Class ...........................................                --                --                 --                 --
                                                          ---------------   ---------------    ---------------    ---------------
  Total Distributions to Shareholders .................                --          (894,519)                --                 --
                                                          ---------------   ---------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets
  From Share Transactions (Note 8) ....................       223,000,978         9,690,096        (93,254,799)      (164,901,895)
                                                          ---------------   ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets ...............       330,790,133         2,707,278       (423,763,802)      (272,697,023)
Net Assets--Beginning of  Period ......................       228,541,029       225,833,751        808,018,800      1,080,715,823
                                                          ---------------   ---------------    ---------------    ---------------
Net Assets--End of  Period ............................      $559,331,162      $228,541,029       $384,254,998       $808,018,800
                                                          ===============   ===============    ===============    ===============



                                                                       Arktos Fund
                                                           ----------------------------------
                                                                    Period               Year
                                                                     Ended              Ended
                                                             September 30,          March 31,
                                                                     2002*               2002
                                                           ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................          $(355,954)        $2,748,558
  Net Realized Gain (Loss) on Investments .............         21,786,882         20,083,580
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments .....................         36,462,376        (32,701,973)
                                                           ---------------    ---------------
  Net Increase (Decrease) in Net Assets from Operations         57,893,304         (9,869,835)
                                                           ---------------    ---------------
Distributions to Shareholders (Note 1)
  From Net Investment Income:
    Investor Class ....................................                 --           (821,586)
    Advisor Class .....................................                 --                 --
    H Class ...........................................                 --                 --
    C Class ...........................................                 --             (3,414)
  From Realized Gain on Investments:
    Investor Class ....................................                 --                 --
    Advisor Class .....................................                 --                 --
    H Class ...........................................                 --                 --
    C Class ...........................................                 --                 --
                                                           ---------------    ---------------
  Total Distributions to Shareholders .................                 --           (825,000)
                                                           ---------------    ---------------
Net Increase (Decrease) in Net Assets
  From Share Transactions (Note 8) ....................         12,140,881         47,545,098
                                                           ---------------    ---------------
  Net Increase (Decrease) in Net Assets ...............         70,034,185         36,850,263
Net Assets--Beginning of  Period ......................        115,900,279         79,050,016
                                                           ---------------    ---------------
Net Assets--End of  Period ............................       $185,934,464       $115,900,279
                                                           ===============    ===============

-------------------------------------------------------------------------------

                                                                      Medius Fund
                                                          ------------------------------
                                                                 Period           Period
                                                                  Ended            Ended
                                                          September 30,        March 31,
                                                                 2002**            2002*
                                                          -------------    -------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................        $(92,642)        $(32,304)
  Net Realized Loss on Investments ....................     (17,314,310)        (361,074)
  Net Change in Unrealized Appreciation
     (Depreciation) of Investments ....................      (5,888,100)       5,314,265
                                                          -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations     (23,295,052)       4,920,887
                                                          -------------    -------------
Distributions to Shareholders (Note 1)
  From Net Investment Income:
    Investor Class ....................................              --               --
    Advisor Class .....................................              --               --
    H Class ...........................................              --               --
    C Class ...........................................              --               --
  From Realized Gain on Investments:
    Investor Class ....................................              --               --
    Advisor Class .....................................              --               --
    H Class ...........................................              --               --
    C Class ...........................................              --               --
                                                          -------------    -------------
  Total Distributions to Shareholders .................              --               --
                                                          -------------    -------------
Net Increase (Decrease) in Net Assets
  From Share Transactions (Note 8) ....................     (84,492,240)     112,989,045
                                                          -------------    -------------
  Net Increase (Decrease) in Net Assets ...............    (107,787,292)     117,909,932
Net Assets--Beginning of  Period ......................     117,909,932               --
                                                          -------------    -------------
Net Assets--End of  Period ............................     $10,122,640     $117,909,932
                                                          =============    =============



 * Since the commencement of operations: August 16, 2001--Medius Fund. ** Unaudited

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37


                                                                   Mekros Fund                 U.S. Government Bond Fund
                                                           ------------------------------    ------------------------------
                                                                  Period             Year           Period             Year
                                                                   Ended            Ended            Ended            Ended
                                                           September 30,        March 31,    September 30,        March 31,
                                                                  2002**             2002           2002**             2002
                                                           -------------    -------------    -------------    -------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................        $(132,184)        $483,088       $1,203,739       $1,791,020
  Net Realized Loss on Investments ....................      (21,302,285)     (11,288,079)        (767,057)      (4,631,481)
  Net Change in Unrealized Appreciation
     (Depreciation) of Investments ....................      (11,198,225)      10,827,276        6,847,417        1,230,447
                                                           -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations      (32,632,694)          22,285        7,284,099       (1,610,014)
                                                           -------------    -------------    -------------    -------------
Distributions to Shareholders (Note 1)
  From Net Investment Income:
    Investor Class ....................................               --               --       (1,194,165)      (1,782,170)
    Advisor Class .....................................               --               --               --               --
    H Class ...........................................               --               --               --               --
    C Class ...........................................               --               --           (9,574)          (8,851)
  From Realized Gain on Investments:
    Investor Class ....................................               --               --               --               --
    Advisor Class .....................................               --               --               --               --
    H Class ...........................................               --               --               --               --
    C Class ...........................................               --               --               --               --
                                                           -------------    -------------    -------------    -------------
  Total Distributions to Shareholders .................               --               --       (1,203,739)      (1,791,021)
                                                           -------------    -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
  From Share Transactions (Note 8) ....................      (84,498,659)     103,920,662       91,193,831      (62,937,741)
                                                           -------------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets ...............     (117,131,353)     103,942,947       97,274,191      (66,338,776)
Net Assets--Beginning of  Period ......................      140,649,095       36,706,148       14,346,777       80,685,553
                                                           -------------    -------------    -------------    -------------
Net Assets--End of  Period ............................      $23,517,742     $140,649,095     $111,620,968      $14,346,777
                                                           =============    =============    =============    =============



                                                                       Juno Fund
                                                            ------------------------------
                                                                   Period             Year
                                                                    Ended            Ended
                                                             September 30,       March 31,
                                                                   2002**             2002
                                                            -------------    -------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................          $(23,298)        $183,441
  Net Realized Loss on Investments ....................        (5,964,967)        (475,204)
  Net Change in Unrealized Appreciation
     (Depreciation) of Investments ....................        (3,407,672)       1,912,797
                                                            -------------    -------------
  Net Increase (Decrease) in Net Assets from Operations        (9,395,937)       1,621,034
                                                            -------------    -------------
Distributions to Shareholders (Note 1)
  From Net Investment Income:
    Investor Class ....................................                --               --
    Advisor Class .....................................                --               --
    H Class ...........................................                --               --
    C Class ...........................................                --               --
  From Realized Gain on Investments:
    Investor Class ....................................                --               --
    Advisor Class .....................................                --               --
    H Class ...........................................                --               --
    C Class ...........................................                --               --
                                                            -------------    -------------
  Total Distributions to Shareholders .................                --               --
                                                            -------------    -------------
Net Increase (Decrease) in Net Assets
  From Share Transactions (Note 8) ....................        27,263,080       19,101,527
                                                            -------------    -------------
  Net Increase (Decrease) in Net Assets ...............        17,867,143       20,722,561
Net Assets--Beginning of  Period ......................        33,169,678       12,447,117
                                                            -------------    -------------
Net Assets--End of  Period ............................       $51,036,821      $33,169,678
                                                            =============    =============

38

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
-------------------------------------------------------------------------------

                                                                       Large-Cap
                                                                      Europe Fund
                                                          ----------------------------------
                                                                   Period               Year
                                                                    Ended              Ended
                                                            September 30,          March 31,
                                                                    2002*               2002
                                                          ---------------    ---------------
FROM OPERATIONS
  Net Investment Income ...............................   $         4.365    $       137,609
  Net Realized Gain (Loss) on Investments .............        (6,765,250)        (3,303,917)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments .....................          (543,120)           418,905
                                                          ---------------    ---------------
  Net Increase (Decrease) in Net Assets from Operations        (7,304,005)        (2,747,403)
                                                          ---------------    ---------------
Distributions to Shareholders(Note 1)
  From Net Investment Income:
    Investor Class ....................................                --                 --
    Advisor Class .....................................                --                 --
    H Class ...........................................                --                 --
    C Class ...........................................                --                 --
    Institutional Class ...............................                --                 --
  In Excess of Net Investment Income:
    Investor Class ....................................                --                 --
    Advisor Class .....................................                --                 --
    H Class ...........................................                --                 --
    C Class ...........................................                --                 --
    Institutional Class ...............................                --                 --
                                                          ---------------    ---------------
  Total Distributions to Shareholders .................                --                 --
                                                          ---------------    ---------------
Net Increase (Decrease) in Net Assets
  From Share Transactions (Note 8) ....................         3,691,671          2,583,073
                                                          ---------------    ---------------
  Net Increase (Decrease) in Net Assets ...............        (3,612,334)          (164,330)
Net Assets--Beginning of  Period ......................         9,812,795          9,977,125
                                                          ---------------    ---------------
Net Assets--End of  Period ............................        $6,200,461         $9,812,795
                                                          ===============    ===============


* Unaudited

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39



                                                                     Large-Cap                         U.S. Government
                                                                     Japan Fund                        Money Market Fund
                                                         ----------------------------------    ----------------------------------
                                                                  Period               Year             Period        Year
                                                                   Ended              Ended              Ended       Ended
                                                           September 30,          March 31,      September 30,   March 31,
                                                                   2002*               2002              2002*        2002
                                                         ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income ...............................  $         5,332    $       148,170    $     6,200,823        $28,462,273
  Net Realized Gain (Loss) on Investments .............       (5,680,881)        (2,608,524)                --             14,613
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments .....................        1,386,839           (910,206)                --                 --
                                                         ---------------    ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets from Operations       (4,288,710)        (3,370,560)         6,200,823         28,476,886
                                                         ---------------    ---------------    ---------------    ---------------
Distributions to Shareholders(Note 1)
  From Net Investment Income:
    Investor Class ....................................               --                 --         (5,232,919)       (20,280,653)
    Advisor Class .....................................               --                 --           (884,926)        (7,692,830)
    H Class ...........................................               --                 --                 --                 --
    C Class ...........................................               --                 --            (53,997)          (488,790)
    Institutional Class ...............................               --                 --            (28,981)                --
  In Excess of Net Investment Income:
    Investor Class ....................................               --                 --           (167,888)                --
    Advisor Class .....................................               --                 --            (53,410)                --
    H Class ...........................................               --                 --                 --                 --
    C Class ...........................................               --                 --            (21,560)                --
    Institutional Class ...............................               --                 --             (2,940)                --
                                                         ---------------    ---------------    ---------------    ---------------
  Total Distributions to Shareholders .................               --                 --         (6,446,621)       (28,462,273)
                                                         ---------------    ---------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets
  From Share Transactions (Note 8) ....................      (16,243,235)        12,649,533        323,428,924        (38,890,149)
                                                         ---------------    ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets ...............      (20,531,945)         9,278,973        323,183,126        (38,875,536)
Net Assets--Beginning of  Period ......................       23,885,189         14,606,216      1,398,709,426      1,437,584,962
                                                         ---------------    ---------------    ---------------    ---------------
Net Assets--End of  Period ............................       $3,353,244        $23,885,189     $1,721,892,552     $1,398,709,426
                                                         ===============    ===============    ===============    ===============

40

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                     Investor Class
                                              ----------------------------------------------------
                                                                        Nova Fund
                                              ----------------------------------------------------
                                                     Period                 Year              Year
                                                      Ended                Ended             Ended
                                              September 30,            March 31,         March 31,
                                                    2002***                 2002              2001
                                                 -----------         -----------       -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....           $25.56               $26.85            $41.93
                                                 ----------          -----------       -----------
Net Investment Income+ ...................              .03                  .12               .33
Net Realized and Unrealized Gains
  (Losses) on Securities .................           (10.63)               (1.28)           (15.41)
                                                 ----------          -----------       -----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........           (10.60)               (1.16)           (15.08)
Distributions to Shareholders from:
  Net Investment Income ..................            --                    (.13)               --
  Net Realized Capital Gains .............            --                      --                --
                                                 ----------          -----------       -----------
Net Increase (Decrease)
  in Net Asset Value .....................           (10.60)               (1.29)           (15.08)
                                                 ----------          -----------       -----------
Net Asset Value--End of Period ...........           $14.96               $25.56            $26.85
                                                 ==========          ===========       ===========
Total Investment Return ..................         (41.47)%              (4.36)%          (35.96)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        1.29%++**              1.16%++             1.34%
Net Expenses .............................        1.29%++**              1.16%++             1.33%
Net Investment Income ....................          0.33%**                0.44%             0.89%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .................             318%                 401%              117%
Net Assets, End of Period
  (000's omitted) ........................         $106,546             $222,251          $251,333




  + Calculated using the average daily shares outstanding for the year.
 ++ Ratios to Average Net Assets include expenses of the corresponding Master
    Portfolio.
  * Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. For the years ended March 31, 1998 and prior, the Nova Fund typically held most of its investments in options and futures contracts which are deemed short-term securities.
 ** Annualized
*** Unaudited

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41



                                                               Investor Class
                                              -------------------------------------------
                                                                 Nova Fund
                                              -------------------------------------------
                                                     Year            Year            Year
                                                    Ended           Ended           Ended
                                                March 31,       March 31,       March 31,
                                                     2000            1999            1998
                                              -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of  Period ....         $34.87          $29.82          $17.89
                                              -----------     -----------     -----------
Net Investment Income+ ...................            .47             .45             .59
Net Realized and Unrealized Gains
  (Losses) on Securities .................           6.60            5.01           11.39
                                              -----------     -----------     -----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........           7.07            5.46           11.98
Distributions to Shareholders from:
  Net Investment Income ..................           (.01)           (.41)             --
  Net Realized Capital Gains .............             --              --            (.05)
                                              -----------     -----------     -----------
Net Increase (Decrease) in Net Asset Value           7.06            5.05           11.93
                                              -----------     -----------     -----------
Net Asset Value--End of Period ...........         $41.93          $34.87          $29.82
                                              ===========     ===========     ===========
Total Investment Return ..................         20.29%          18.54%          67.02%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................          1.18%           1.19%           1.13%
Net Expenses .............................          1.18%           1.19%           1.11%
Net Investment Income ....................          1.26%           1.47%           2.42%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .................           311%            445%              --
Net Assets, End of Period
  (000's omitted) ........................       $748,147        $655,275        $986,247

42

--------------------------------------------------------------------------------

                                                             Investor Class
                                              ----------------------------------------------
                                                                 Ursa Fund
                                              ----------------------------------------------
                                                     Period          Year               Year
                                                      Ended         Ended              Ended
                                              September 30,     March 31,          March 31,
                                                     2002**          2002               2001
                                              -------------     ---------         ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....           $10.45        $10.43              $7.68
                                                 ----------     ---------         ----------
Net Investment Income+ ...................              .02           .16                .40
Net Realized and Unrealized Gains
  (Losses) on Securities .................             3.68          (.10)              2.41
                                                 ----------     ---------         ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............             3.70           .06               2.81
Distributions to Shareholders from:
  Net Investment Income ..................               --          (.04)              (.06)
  Net Realized Capital Gains .............               --            --                 --
                                                 ----------     ---------         ----------
Net Increase (Decrease)
  in Net Asset Value .....................             3.70           .02               2.75
                                                 ----------     ---------         ----------
Net Asset Value--End of Period ...........           $14.15        $10.45             $10.43
                                                 ----------     ---------         ----------
Total Investment Return ..................           35.41%         0.60%             36.68%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        1.43%*+++      1.31%+++           1.37%+++
Net Expenses .............................        1.43%*+++      1.31%+++           1.37%+++
Net Investment Income ....................           0.28%*         1.56%              4.69%
SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's omitted) ........................         $500,988      $214,498           $222,939



  + Calculated using the average daily shares outstanding for the year.
 ++ Per share amounts for the period ended March 31, 1998 have been restated to reflect a 1:2 reverse stock split effective
    August 14, 1998.
+++ Ratios to Average Net Assets include expenses of the corresponding Master
    Portfolio.
  * Annualized
 ** Unaudited

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43



                                                            Investor Class
                                               ------------------------------------------
                                                                Ursa Fund
                                               ------------------------------------------
                                                     Year            Year            Year
                                                    Ended           Ended           Ended
                                                March 31,       March 31,       March 31,
                                                     2000            1999          1998++
                                               ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....          $8.66           $9.92          $14.04
                                               ----------      ----------      ----------
Net Investment Income+ ...................            .32             .25             .38
Net Realized and Unrealized Gains
  (Losses) on Securities .................          (1.24)          (1.48)          (4.46)
                                               ----------      ----------      ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............           (.92)          (1.23)          (4.08)
Distributions to Shareholders from:
  Net Investment Income ..................           (.06)           (.03)           (.04)
  Net Realized Capital Gains .............             --              --              --
                                               ----------      ----------      ----------
Net Increase (Decrease) in
  Net Asset Value ........................           (.98)          (1.26)          (4.12)
                                               ----------      ----------      ----------
Net Asset Value--End of Period ...........          $7.68           $8.66           $9.92
                                               ----------      ----------      ----------
Total Investment Return ..................       (10.64)%        (12.47)%        (29.06)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................          1.32%           1.39%           1.36%
Net Expenses .............................          1.31%           1.38%           1.34%
Net Investment Income ....................          3.81%           3.29%           3.18%
SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's omitted) ........................       $288,218        $482,340        $254,225

44

--------------------------------------------------------------------------------

                                                             Investor Class
                                             -----------------------------------------------
                                                                 OTC Fund
                                             -----------------------------------------------
                                                     Period          Year               Year
                                                      Ended         Ended              Ended
                                              September 30,     March 31,          March 31,
                                                     2002**          2002               2001
                                                -----------    ----------      -------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....          $10.16        $11.19             $32.40
                                                -----------    ----------      -------------
Net Investment Loss+ .....................             (.04)         (.11)              (.24)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................            (4.34)         (.92)            (20.80)
                                                -----------    ----------      -------------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........            (4.38)        (1.03)            (21.04)
Distributions to Shareholders from:
  Net Investment Income ..................               --            --                 --
  Net Realized Capital Gains .............               --            --               (.17)
                                                -----------    ----------      -------------
Net Increase (Decrease) in
  Net Asset Value ........................            (4.38)        (1.03)            (21.21)
                                                -----------    ----------      -------------
Net Asset Value--End of Period ...........            $5.78        $10.16             $11.19
                                                ===========    ==========      =============
Total Investment Return ..................         (43.11)%       (9.20)%           (65.19)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................         1.28%***         1.08%              1.16%
Net Expenses .............................         1.28%***         1.08%              1.16%
Net Investment Loss ......................       (1.16)%***       (0.96)%            (1.01)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .................              63%          109%               228%
Net Assets, End of Period (000's omitted)          $370,056      $783,637         $1,043,848



  + Calculated using the average daily shares outstanding for the year.
 ++ Per share amounts for the periods ended March 31, 1998 through March 31, 2000 have been restated to reflect a 3:1 stock split effective April 14, 2000.
  * Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
 ** Unaudited.
*** Annualized.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45



                                                            Investor Class
                                                 ---------------------------------------------
                                                               OTC Fund
                                                 ---------------------------------------------
                                                       Year               Year            Year
                                                      Ended              Ended           Ended
                                                  March 31,          March 31,       March 31,
                                                     2000++             1999++          1998++
                                                 ----------      -------------     -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....           $15.90              $9.23           $5.98
                                              -------------      -------------     -----------
Net Investment Loss+ .....................             (.22)              (.12)           (.05)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................            16.88               6.88            3.33
                                              -------------      -------------     -----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........            16.66               6.76            3.28
Distributions to Shareholders from:
  Net Investment Income ..................               --                 --              --
  Net Realized Capital Gains .............             (.16)              (.09)           (.03)
                                              -------------      -------------     -----------
Net Increase (Decrease) in Net Asset Value            16.50               6.67            3.25
                                              -------------      -------------     -----------
Net Asset Value--End of Period ...........           $32.40             $15.90           $9.23
                                              =============      =============     ===========
Total Investment Return ..................          105.32%             73.73%          55.05%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................            1.15%              1.15%           1.13%
Net Expenses .............................            1.15%              1.15%           1.13%
Net Investment Loss ......................          (1.01)%            (0.97)%         (0.58)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .................             385%               773%            972%
Net Assets, End of Period (000's omitted)        $3,762,540         $1,277,571        $449,794

46

--------------------------------------------------------------------------------

                                                                    Investor Class
                                              ----------------------------------------------------
                                                                      Arktos Fund
                                              ----------------------------------------------------
                                                     Period                 Year              Year
                                                      Ended                Ended             Ended
                                              September 30,            March 31,         March 31,
                                                   2002****                 2002              2001
                                                -----------          -----------        ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....           $32.29               $35.76            $17.45
                                                -----------          -----------        ----------
Net Investment Income (Loss)+ ............             (.10)                1.01              1.08
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................            18.69                (4.19)            17.23
                                                -----------          -----------        ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........            18.59                (3.18)            18.31
Distributions to Shareholders from:
  Net Investment Income ..................               --                 (.29)               --
  Net Realized Capital Gains .............               --                   --                --
                                                -----------          -----------        ----------
Net Increase (Decrease) in Net Asset Value            18.59                (3.47)            18.31
                                                -----------          -----------        ----------
Net Asset Value--End of Period ...........           $50.88               $32.29            $35.76
                                                ===========          ===========        ==========
Total Investment Return ..................           57.57%               (8.84)%          104.93%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................       1.44%**+++             1.35%+++          1.34%+++
Net Expenses .............................       1.44%**+++             1.35%+++          1.33%+++
Net Investment Income (Loss) .............        (0.50)%**                3.16%             6.27%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............               --                   --            1,788%
Net Assets, End of Period (000's omitted)          $183,573             $113,904           $79,028



   + Calculated using the average daily shares outstanding for the year.
  ++ Per share amounts for the periods ended March 31, 1999 and March 31, 2000 have been restated to reflect a 1:5 reverse stock split effective April 14, 2000.
 +++ Ratios to Average Net Assets include expenses of the corresponding Master
     Portfolio.
   * Commencement of Operations: September 3, 1998
  ** Annualized
 *** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
**** Unaudited

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47



                                                      Investor Class
                                                ---------------------------
                                                        Arktos Fund
                                                ---------------------------
                                                       Year          Period
                                                      Ended           Ended
                                                  March 31,       March 31,
                                                     2000++         1999++*
                                                -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....           $40.20          $75.00
                                                -----------     -----------
Net Investment Income (Loss)+ ............              .75             .65
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................           (23.40)         (35.40)
                                                -----------     -----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........           (22.65)         (34.75)
Distributions to Shareholders from:
  Net Investment Income ..................             (.10)           (.05)
  Net Realized Capital Gains .............               --              --
                                                -----------     -----------
Net Increase (Decrease) in Net Asset Value           (22.75)         (34.80)
                                                -----------     -----------
Net Asset Value--End of Period ...........           $17.45          $40.20
                                                ===========     ===========
Total Investment Return ..................         (56.39)%        (46.35)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................            1.46%         1.38%**
Net Expenses .............................            1.46%         1.37%**
Net Investment Income (Loss) .............            2.67%         2.20%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............           1,157%          1,332%
Net Assets, End of Period (000's omitted)          $103,160        $118,622

48

--------------------------------------------------------------------------------

                                                              Investor Class
                                              ------------------------------------------
                                                         U.S. Government Bond Fund
                                              ------------------------------------------
                                                     Period          Year           Year
                                                      Ended         Ended          Ended
                                              September 30,     March 31,      March 31,
                                                    2002***          2002           2001
                                              -------------     ---------     ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....            $9.12         $9.82          $9.34
                                                 ----------     ---------     ----------
Net Investment Income+ ...................              .20           .43            .42
Net Realized and Unrealized Gains
   (Losses) on Securities ................             2.10          (.70)           .48
                                                 ----------     ---------     ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........             2.30          (.27)           .90
Distributions to Shareholders from:
  Net Investment Income ..................             (.20)         (.43)          (.42)
  Net Realized Capital Gain ..............               --            --             --
                                                 ----------     ---------     ----------
Net Increase (Decrease) in Net Asset Value             2.10          (.70)           .48
                                                 ----------     ---------     ----------
Net Asset Value--End of Period ...........           $11.22         $9.12          $9.82
                                                 ==========     =========     ==========
Total Investment Return ..................            25.61%      (2.88)%          9.81%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................          0.99%**         0.88%          0.97%
Net Expenses .............................          0.99%**         0.88%          0.96%
Net Investment Income ....................          4.16%**         4.39%          4.38%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .................           1,097%          860%         1,107%
Net Assets, End of Period (000's omitted)          $110,467       $14,138        $80,686




  + Calculated using the average daily shares outstanding for the year.
  * Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
 ** Annualized
*** Unaudited


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49



                                                           Investor Class
                                              ---------------------------------------
                                                     U.S. Government Bond Fund
                                              ---------------------------------------
                                                    Year         Year            Year
                                                   Ended        Ended           Ended
                                               March 31,    March 31,       March 31,
                                                    2000         1999            1998
                                              ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....        $10.05         $10.04          $8.52
                                              ----------     ----------     ----------
Net Investment Income+ ...................           .46            .42            .45
Net Realized and Unrealized Gains
   (Losses) on Securities ................          (.71)           .02           1.50
                                              ----------     ----------     ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........          (.25)           .44           1.95
Distributions to Shareholders from:
  Net Investment Income ..................          (.46)          (.42)          (.43)
  Net Realized Capital Gain ..............            --           (.01)            --
                                              ----------     ----------     ----------
Net Increase (Decrease) in
  Net Asset Value ........................          (.71)           .01           1.52
                                              ----------     ----------     ----------
Net Asset Value--End of Period ...........         $9.34         $10.05         $10.04
                                              ==========     ==========     ==========
Total Investment Return ..................       (2.26)%          4.24%         24.72%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................         0.93%          0.97%          1.13%
Net Expenses .............................         0.92%          0.96%          1.11%
Net Investment Income ....................         5.01%          3.88%          4.65%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate* .................          890%         1,339%         1,496%
Net Assets, End of Period (000's omitted)        $28,105        $27,623        $20,508


50

--------------------------------------------------------------------------------

                                                                  Investor Class
                                             ------------------------------------------------
                                                                      Juno Fund
                                             ------------------------------------------------
                                                    Period               Year            Year
                                                     Ended              Ended           Ended
                                             September 30,          March 31,       March 31,
                                                     2002*               2002            2001
                                             -------------         ----------      ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....           $8.80              $8.53           $9.00
                                                ----------         ----------      ----------
Net Investment Income+ ...................           --                   .09             .41
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................           (1.69)               .18            (.88)
                                                ----------         ----------      ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........           (1.69)               .27            (.47)
Distributions to Shareholders from:
  Net Investment Income ..................              --                 --              --
  Net Realized Capital Gains .............              --                 --              --
                                                ----------         ----------      ----------
Net Increase (Decrease) in
  Net Asset Value ........................           (1.69)               .27            (.47)
                                                ----------         ----------      ----------
Net Asset Value--End of Period ...........           $7.11              $8.80           $8.53
                                                ==========         ==========      ==========
Total Investment Return ..................        (19.20)%              3.17%         (5.22)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................       1.44%**++            1.41%++         1.33%++
Net Expenses .............................       1.44%**++            1.41%++         1.33%++
Net Investment Income (Loss) .............       (0.09)%**              1.12%           4.61%
SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted)          $48,964            $32,293         $10,745




 + Calculated using the average daily shares outstanding for the year.
++ Ratios to Average Net Assets include expenses of the corresponding Master
   Portfolio.
 * Unaudited
** Annualized

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51


                                                         Investor Class
                                             ---------------------------------------
                                                            Juno Fund
                                             ---------------------------------------
                                                  Year           Year           Year
                                                 Ended          Ended          Ended
                                             March 31,      March 31,      March 31,
                                                  2000           1999           1998
                                             ---------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....      $8.70          $8.65          $9.69
                                             ---------     ----------     ----------
Net Investment Income+ ...................         .31            .27            .16
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................         .04           (.20)         (1.12)
                                             ---------     ----------     ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........         .35            .07           (.96)
Distributions to Shareholders from:
  Net Investment Income ..................        (.05)          (.02)          (.08)
  Net Realized Capital Gains .............          --             --             --
                                             ---------     ----------     ----------
Net Increase (Decrease) in
  Net Asset Value ........................         .30            .05          (1.04)
                                             ---------     ----------     ----------
Net Asset Value--End of  Period ..........       $9.00          $8.70          $8.65
                                             =========     ==========     ==========
Total Investment Return ..................       3.97%          0.78%        (9.92)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................       1.47%          1.57%          1.61%
Net Expenses .............................       1.47%          1.56%          1.59%
Net Investment Income (Loss) .............       3.39%          3.25%          3.55%
SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted)       $9,941        $12,789        $12,887

52

--------------------------------------------------------------------------------

                                                             Investor Class
                                            ----------------------------------------------
                                                             U.S. Government
                                                            Money Market Fund
                                            ----------------------------------------------
                                                   Period             Year            Year
                                                    Ended            Ended           Ended
                                            September 30,        March 31,       March 31,
                                                    2002*             2002            2001
                                            -------------      -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....          $1.00            $1.00           $1.00
                                              -----------      -----------     -----------
Net Investment Income+ ...................             --              .02             .05
                                              -----------      -----------     -----------
Net Increase in Net Asset Value Resulting
  from Operations ........................             --              .02             .05
Distributions to Shareholders from:
  Net Investment Income ..................             --             (.02)           (.05)
  In Excess of Net Investment Income .....             --               --              --
                                              -----------      -----------     -----------
Net Increase in Net Asset Value ..........             --               --              --
                                              -----------      -----------     -----------
Net Asset Value--End of Period ...........          $1.00            $1.00           $1.00
                                              ===========      ===========     ===========
Net Investment Income ....................          0.47%            2.35%           5.48%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        0.94%**            0.85%           0.85%
Net Expenses .............................        0.94%**            0.85%           0.85%
Net Investment Income ....................        0.91%**            2.23%           5.38%
SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's omitted) ........................     $1,174,653         $979,433        $948,275


 * Unaudited
** Annualized
 + Calculated using the average daily shares outstanding for the year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53


                                                          Investor Class
                                             --------------------------------------------
                                                          U.S. Government
                                                         Money Market Fund
                                             --------------------------------------------
                                                    Year            Year            Year
                                                   Ended           Ended           Ended
                                               March 31,       March 31,       March 31,
                                                    2000            1999            1998
                                             -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....         $1.00           $1.00           $1.00
                                             -----------     -----------     -----------
Net Investment Income+ ...................           .04             .04             .04
                                             -----------     -----------     -----------
Net Increase in Net Asset Value Resulting
  from Operations ........................           .04             .04             .04
Distributions to Shareholders from:
  Net Investment Income ..................          (.04)           (.04)           (.04)
  In Excess of Net Investment Income .....            --              --              --
                                             -----------     -----------     -----------
Net Increase in Net Asset Value ..........            --              --              --
                                             -----------     -----------     -----------
Net Asset Value--End of Period ...........        $1.00           $1.00           $1.00
                                             ===========     ===========     ===========
Net Investment Income ....................         4.48%           4.55%           4.69%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................         0.89%           0.84%           0.89%
Net Expenses .............................         0.88%           0.83%           0.89%
Net Investment Income ....................         4.36%           4.37%           4.37%
SUPPLEMENTARY DATA:
Net Assets, End of Period
  (000's omitted) ........................      $686,198        $949,802        $253,295

54

--------------------------------------------------------------------------------

                                                               Advisor Class
                                            ----------------------------------------------
                                                                  Nova Fund
                                            ----------------------------------------------
                                                   Period             Year            Year
                                                    Ended            Ended           Ended
                                            September 30,        March 31,       March 31,
                                                  2002+++             2002            2001
                                            -------------        ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....         $25.11           $26.52          $41.63
                                                ---------       ----------      ----------
Net Investment Income (Loss)+ ............           (.02)            (.01)            .16
Net Realized and Unrealized Gains
  (Losses) on Securities .................         (10.44)           (1.27)         (15.27)
                                                ---------       ----------      ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........         (10.46)           (1.28)         (15.11)
Distributions to Shareholders from:
  Net Investment Income ..................             --             (.13)             --
  In Excess of Net Investment Income .....             --               --              --
                                                ---------       ----------      ----------
Net Increase (Decrease) in Net Asset Value         (10.46)           (1.41)         (15.11)
                                                ---------       ----------      ----------
Net Asset Value--End of Period ...........         $14.65           $25.11          $26.52
                                                =========       ==========      ==========
Total Investment Return ..................       (41.66)%          (4.87)%        (36.30)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................      1.79%**++          1.55%++           1.87%
Net Expenses .............................      1.79%**++          1.55%++           1.87%
Net Investment Income (Loss) .............      (0.16)%**          (0.02)%           0.45%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............           318%             401%            117%
Net Assets, End of Period (000's omitted)         $15,980          $59,375         $38,184


  + Calculated using the average daily shares outstanding for the year.
 ++ Ratios to Average Net Assets include expenses of the corresponding Master
    Portfolio.
+++ Unaudited
  * Since the commencement of operations: October 15, 1998--Nova Fund.
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 55

                                                    Advisor Class
                                            ----------------------------
                                                      Nova Fund
                                            ----------------------------
                                                    Year            Year
                                                   Ended           Ended
                                               March 31,       March 31,
                                                    2000           1999*
                                             -----------      ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....        $34.78          $26.91
                                             -----------      ----------
Net Investment Income (Loss)+ ............           .31            (.11)
Net Realized and Unrealized Gains
  (Losses) on Securities .................          6.55            8.39
                                             -----------      ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........          6.86            8.28
Distributions to Shareholders from:
  Net Investment Income ..................          (.01)             --
  In Excess of Net Investment Income .....            --            (.41)
                                             -----------      ----------
Net Increase (Decrease) in Net Asset Value          6.85            7.87
                                             -----------      ----------
Net Asset Value--End of Period ...........        $41.63          $34.78
                                             ===========      ==========
Total Investment Return ..................        19.74%          31.03%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................         1.71%         1.60%**
Net Expenses .............................         1.70%         1.58%**
Net Investment Income (Loss) .............         0.87%       (0.70)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............          311%            445%
Net Assets, End of Period (000's omitted)       $113,248         $36,187

56

--------------------------------------------------------------------------------

                                                                 Advisor Class
                                             -----------------------------------------------
                                                                    Ursa Fund
                                             -----------------------------------------------
                                                    Period              Year            Year
                                                     Ended             Ended           Ended
                                             September 30,         March 31,       March 31,
                                                   2002+++              2002            2001
                                                ----------         ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....          $10.22            $10.26           $7.61
                                                ----------         ---------       ---------
Net Investment Income (Loss)+ ............            (.01)              .09             .43
Net Realized and Unrealized Gains
  (Losses) on Securities .................            3.59              (.09)           2.28
                                                ----------         ---------       ---------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........            3.58                --            2.71
Distributions to Shareholders from:
  Net Investment Income ..................              --              (.04)           (.06)
  Net Realized Capital Gains .............              --                --              --
                                                ----------         ---------       ---------
Net Increase (Decrease) in
  Net Asset Value ........................            3.58              (.04)           2.65
                                                ----------         ---------       ---------
Net Asset Value--End of Period ...........          $13.80            $10.22          $10.26
                                                ==========         =========       =========
Total Investment Return ..................          35.03%             0.02%          35.70%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................       1.93%**++           1.85%++         1.86%++
Net Expenses .............................       1.93%**++           1.85%++         1.86%++
Net Investment Income (Loss) .............       (0.22)%**             0.87%           4.92%
SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted)          $38,513            $7,036          $2,860



  + Calculated using the average daily shares outstanding for the year.
 ++ Ratios to Average Net Assets include expenses of the corresponding Master
    Portfolio.
+++ Unaudited
  * Since the commencement of operations: August 5, 1998.
 ** Annualized

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 57


                                                    Advisor Class
                                               -----------------------
                                                     Ursa Fund
                                               -----------------------
                                                    Year        Period
                                                   Ended         Ended
                                               March 31,     March 31,
                                                    2000         1999*
                                               ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....         $8.62        $10.25
                                               ---------     ---------
Net Investment Income (Loss)+ ............           .30           .21
Net Realized and Unrealized Gains
  (Losses) on Securities .................         (1.25)        (1.81)
                                               ---------     ---------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........          (.95)        (1.60)
Distributions to Shareholders from:
  Net Investment Income ..................          (.06)         (.03)
  Net Realized Capital Gains .............            --            --
                                               ---------     ---------
Net Increase (Decrease) in Net Asset Value         (1.01)        (1.63)
                                               ---------     ---------
Net Asset Value--End of Period ...........         $7.61         $8.62
                                               =========     =========
Total Investment Return ..................      (11.03)%      (15.68)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................         1.84%       1.86%**
Net Expenses .............................         1.83%       1.85%**
Net Investment Income (Loss) .............         3.51%       2.96%**
SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted)         $4,553        $3,073

58

--------------------------------------------------------------------------------

                                                              Advisor Class
                                             ---------------------------------------------
                                                                OTC Fund
                                             ---------------------------------------------
                                                    Period              Year          Year
                                                     Ended             Ended         Ended
                                             September 30,         March 31,     March 31,
                                                   2002+++              2002          2001
                                             -------------        ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....           $9.97           $11.04         $32.16
                                                ----------        ----------     ----------
Net Investment Loss+ .....................            (.06)            (.16)          (.35)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................           (4.25)            (.91)        (20.60)
                                                ----------        ----------     ----------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........           (4.31)           (1.07)        (20.95)
Distributions to Shareholders from:
  Net Investment Income ..................              --               --             --
  Net Realized Capital Gains .............              --               --           (.17)
                                                ----------        ----------     ----------
Net Increase (Decrease) in Net Asset Value           (4.31)           (1.07)        (21.12)
                                                ----------        ----------     ----------
Net Asset Value--End of Period ...........           $5.66            $9.97         $11.04
                                                ==========        ==========     ==========
Total Investment Return ..................        (43.23)%          (9.69)%       (65.40)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................         1.76%**            1.60%          1.67%
Net Expenses .............................         1.76%**            1.60%          1.66%
Net Investment Loss ......................       (1.64)%**          (1.47)%        (1.50)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............             63%             109%           228%
Net Assets, End of Year (000's omitted) ..         $12,385          $20,837        $36,836




  + Calculated using the average daily shares outstanding for the year.
 ++ Per share amounts for the periods ended March 31, 1999 and March 31, 2000 have been restated to reflect a 3:1 stock split effective April 14, 2000. +++ Unaudited
  * Since the commencement of operations: September 22, 1998.
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 59


                                                  Advisor Class
                                             -------------------------
                                                    OTC Fund
                                             -------------------------
                                                    Year       Period
                                                   Ended        Ended
                                               March 31,    March 31,
                                                  2000++      1999++*
                                             -----------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....       $15.86        $10.17
                                             -----------     ---------
Net Investment Loss+ .....................         (.33)         (.10)
Net Realized and Unrealized Gains (Losses)
  on Securities ..........................        16.78          5.88
                                             -----------     ---------
Net Increase (Decrease) in Net Asset
  Value Resulting from Operations ........        16.45          5.78
Distributions to Shareholders from:
  Net Investment Income ..................           --            --
  Net Realized Capital Gains .............         (.15)         (.09)
                                             -----------     ---------
Net Increase (Decrease) in Net Asset Value        16.30          5.69
                                             -----------     ---------
Net Asset Value--End of Period ...........       $32.16        $15.86
                                             ===========     ========
Total Investment Return ..................      104.26%        57.20%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        1.62%       1.49%**
Net Expenses .............................        1.61%       1.47%**
Net Investment Loss ......................      (1.47)%     (1.31%)**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............         385%          773%
Net Assets, End of Year (000's omitted) ..     $113,948        $6,893

60

--------------------------------------------------------------------------------

                                                            Advisor Class
                                           ----------------------------------------------
                                                 U.S. Government Money Market Fund
                                           ----------------------------------------------
                                                  Period             Year            Year
                                                   Ended            Ended           Ended
                                           September 30,        March 31,       March 31,
                                                  2002++             2002            2001
                                             -----------      -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ..            $1.00            $1.00           $1.00
                                             -----------      -----------     -----------
Net Investment Income+ ................               --              .02             .05
                                             -----------      -----------     -----------
Net Increase in Net Asset
  Value Resulting from Operations .....               --              .02             .05
Distributions to Shareholders from:
  Net Investment Income ...............               --             (.02)           (.05)
  In Excess of Net Investment Income ..               --               --              --
                                             -----------      -----------     -----------
Net Increase in Net Asset Value .......               --               --              --
                                             -----------      -----------     -----------
Net Asset Value--End of Period ........            $1.00            $1.00           $1.00
                                             ===========      ===========     ===========
Total Investment Return ...............            0.23%            1.84%           4.99%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ........................          1.41%**            1.32%           1.34%
Net Expenses ..........................          1.41%**            1.32%           1.34%
Net Investment Income .................          0.44%**            1.87%           4.87%
SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted)         $375,450         $371,356        $451,796




 + Calculated using the average daily shares outstanding for the year. ++ Unaudited
 * Since the commencement of operations: April 1, 1998.
** Annualized

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 61



                                                    Advisor Class
                                            ---------------------------------
                                            U.S. Government Money Market Fund
                                            ---------------------------------
                                                     Year          Period
                                                    Ended           Ended
                                                 March 31,      March 31,
                                                     2000           1999*
                                              -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ..             $1.00           $1.00
                                              -----------     -----------
Net Investment Income+ ................               .04             .04
                                              -----------     -----------
Net Increase in Net Asset
  Value Resulting from Operations .....               .04             .04
Distributions to Shareholders from:
  Net Investment Income ...............              (.04)           (.04)
  In Excess of Net Investment Income ..                --              --
                                              -----------     -----------
Net Increase in Net Asset Value .......                --              --
                                              -----------     -----------
Net Asset Value--End of Period ........             $1.00           $1.00
                                              ===========     ===========
Total Investment Return ...............             3.94%           4.02%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ........................             1.41%         1.34%**
Net Expenses ..........................             1.40%         1.33%**
Net Investment Income .................             3.85%         3.83%**
SUPPLEMENTARY DATA:
Net Assets, End of Year (000's omitted)          $212,181        $321,581

62

--------------------------------------------------------------------------------

                                                              H Class
                                                     --------------------------
                                                            Medius Fund
                                                     --------------------------
                                                            Period       Period
                                                             Ended        Ended
                                                     September 30,    March 31,
                                                            2002++        2002*
                                                       -----------    ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .................      $26.08       $25.00
                                                       -----------    ---------
Net Investment Income (Loss)+ ........................        (.04)        (.03)
Net Realized and Unrealized Gains (Losses)
  on Securities ......................................       (9.58)        1.11
                                                       -----------    ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..........................       (9.62)        1.08
Distributions to Shareholders from:
  Net Investment Income ..............................          --           --
  Net Realized Capital Gains .........................          --           --
                                                       -----------    ---------
Net Increase (Decrease) in Net Asset Value ..........        (9.62)        1.08
                                                       -----------    ---------
Net Asset Value--End of Period .......................      $16.46       $26.08
                                                       ===========    =========
Total Investment Return ..............................    (36.89)%        4.32%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .......................................     1.70%**      1.71%**
Net Expenses .........................................     1.70%**      1.71%**
Net Investment Income (Loss) .........................   (0.35)%**    (0.19)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...........................      1,305%         893%
Net Assets, End of Period (000's omitted) ............      $7,894     $116,176


  + Calculated using the average daily shares outstanding for the period. ++ Unaudited
  * Since the commencement of operations: August 16, 2001--Medius Fund; November 1, 2000--Mekros Fund.
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 63



                                                                         H Class
                                                       --------------------------------------
                                                                       Mekros Fund
                                                       --------------------------------------
                                                              Period        Year       Period
                                                               Ended       Ended        Ended
                                                       September 30,   March 31,    March 31,
                                                              2002++        2002        2001*
                                                          ----------   ---------     --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ................         $22.61      $19.99       $25.00
                                                          ----------   ---------     --------
Net Investment Income (Loss)+ .......................           (.03)        .16          .42
Net Realized and Unrealized Gains (Losses)
  on Securities .....................................          (9.28)       2.46        (5.43)
                                                          ----------   ---------     --------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .........................          (9.31)       2.62        (5.01)
Distributions to Shareholders from:
  Net Investment Income .............................             --          --           --
  Net Realized Capital Gains ........................             --          --           --
                                                          ----------   ---------     --------
Net Increase (Decrease) in Net Asset Value ..........          (9.31)       2.62        (5.01)
                                                          ----------   ---------     --------
Net Asset Value--End of Period ......................         $13.30      $22.61       $19.99
                                                          ==========   =========     ========
Total Investment Return .............................       (41.18)%      13.11%     (20.04)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ......................................        1.70%**       1.61%      1.74%**
Net Expenses ........................................        1.70%**       1.61%      1.73%**
Net Investment Income (Loss) ........................      (0.28)%**       0.74%      4.24%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..........................           235%        714%          --
Net Assets, End of Period (000's omitted) ...........        $20,678    $120,045      $36,704

64

--------------------------------------------------------------------------------

                                                                   H Class
                                            --------------------------------------------
                                                                  Large-Cap
                                                                 Europe Fund
                                            -------------------------------------------
                                                   Period            Year        Period
                                                    Ended           Ended         Ended
                                            September 30,       March 31,     March 31,
                                                   2002++            2002         2001*
                                                ---------       ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....         $15.30          $17.72        $25.00
                                                ---------       ---------     ---------
Net Investment Income+ ...................          --                .19           .83
Net Realized and Unrealized Losses
  on Securities ..........................          (5.28)          (2.61)        (8.11)
                                                ---------       ---------     ---------
Net Decrease in Net Asset Value
  Resulting from Operations ..............          (5.28)          (2.42)        (7.28)
Distributions to Shareholders from:
  Net Investment Income ..................             --              --            --
  Net Realized Capital Gains .............             --              --            --
                                                ---------       ---------     ---------
Net Decrease in Net Asset Value ..........          (5.28)          (2.42)        (7.28)
                                                ---------       ---------     ---------
Net Asset Value--End of Period ...........         $10.02          $15.30        $17.72
                                                =========       =========     =========
Total Investment Return ..................       (34.51)%        (13.66)%      (29.12)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        1.70%**           1.76%       2.06%**
Net Expenses .............................        1.70%**           1.76%       2.06%**
Net Investment Income ....................        0.07%**           1.18%       4.03%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............             --              --          350%
Net Assets, End of Period
  (000's omitted) ........................         $6,065          $9,697        $9,977


  + Calculated using the average daily shares outstanding for the period.
 ++ Unaudited
  * Since the commencement of operations: May 8, 2000--Large-Cap Europe Fund and Large-Cap Japan Fund.
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 65


                                                                    H Class
                                                -----------------------------------------
                                                                   Large-Cap
                                                                  Japan Fund
                                                -----------------------------------------
                                                   Period             Year         Period
                                                    Ended            Ended          Ended
                                            September 30,        March 31,      March 31,
                                                   2002++             2002          2001*
                                                ---------       ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....          $9.09           $13.04         $25.00
                                                ---------       ----------     ----------
Net Investment Income+ ...................             --              .16            .69
Net Realized and Unrealized Losses
  on Securities ..........................          (1.44)           (4.11)        (12.65)
                                                ---------       ----------     ----------
Net Decrease in Net Asset Value
  Resulting from Operations ..............          (1.44)           (3.95)        (11.96)
Distributions to Shareholders from:
  Net Investment Income ..................             --               --             --
  Net Realized Capital Gains .............             --               --             --
                                                ---------       ----------     ----------
Net Decrease in Net Asset Value ..........          (1.44)           (3.95)        (11.96)
                                                ---------       ----------     ----------
Net Asset Value--End of Period ...........          $7.65            $9.09         $13.04
                                                =========       ==========     ==========
Total Investment Return ..................       (15.84)%         (30.29)%       (47.84)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        1.69%**            1.84%        1.77%**
Net Expenses .............................        1.69%**            1.84%        1.77%**
Net Investment Income ....................        0.05%**            1.44%        4.17%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............            --                --           699%
Net Assets, End of Period
  (000's omitted) ........................         $3,311          $23,873        $14,606

66

--------------------------------------------------------------------------------

                                                                                 C Class
                                                          ----------------------------------------------
                                                                                Nova Fund
                                                          ----------------------------------------------
                                                                 Period               Year        Period
                                                                  Ended              Ended         Ended
                                                          September 30,          March 31,     March 31,
                                                                2002+++               2002         2001*
                                                          -------------         ----------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ...................         $25.28             $26.84        $27.18
                                                              ---------         ----------       -------
Net Investment Income (Loss)+ ..........................           (.06)              (.18)         (.01)
Net Realized and Unrealized Gains (Losses) on Securities         (10.50)             (1.25)         (.33)
                                                              ---------         ----------       -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................         (10.56)             (1.43)         (.34)
Distributions to Shareholders from:
  Net Investment Income ................................             --               (.13)           --
  Net Realized Capital Gains ...........................             --                 --            --
                                                              ---------         ----------       -------
Net Increase (Decrease) in Net Asset Value .............         (10.56)             (1.56)         (.34)
                                                              ---------         ----------       -------
Net Asset Value--End of Period .........................         $14.72             $25.28        $26.84
                                                              =========         ==========       =======
Total Investment Return ................................       (41.77)%            (5.37)%       (1.25)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      2.30%**++            2.27%++       1.86%**
Net Expenses ...........................................      2.30%**++            2.27%++       1.77%**
Net Investment Income (Loss) ...........................      (0.63)%**            (0.72)%     (0.98)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................           318%               401%          117%
Net Assets, End of Period (000's omitted) ..............         $6,736            $10,355          $111




  + Calculated using the average daily shares outstanding for the period.
 ++ Ratios to Average Net Assets include expenses of the corresponding Master
    Portfolio.
+++ Unaudited
  * Since the commencement of operations: March 14, 2001--Nova Fund;
    March 15, 2001--Ursa Fund.
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 67



                                                                               C Class
                                                           --------------------------------------------
                                                                              Ursa Fund
                                                           --------------------------------------------
                                                                  Period              Year       Period
                                                                   Ended             Ended        Ended
                                                           September 30,         March 31,    March 31,
                                                                 2002+++              2002        2001*
                                                           -------------        ----------    ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ...................          $10.35            $10.43       $10.29
                                                              ----------         ---------       ------
Net Investment Income (Loss)+ ..........................            (.04)             (.03)         .01
Net Realized and Unrealized Gains (Losses) on Securities            3.63              (.01)         .13
                                                              ----------         ---------       ------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................            3.59              (.04)         .14
Distributions to Shareholders from:
  Net Investment Income ................................              --              (.04)          --
  Net Realized Capital Gains ...........................              --                --           --
                                                              ----------         ---------       ------
Net Increase (Decrease) in Net Asset Value .............            3.59              (.08)         .14
                                                              ----------         ---------       ------
Net Asset Value--End of Period .........................          $13.94            $10.35       $10.43
                                                              ==========         =========       ======
Total Investment Return ................................         34.69%            (0.36)%       1.36%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................       2.43%**++           2.47%++    2.15%**++
Net Expenses ...........................................       2.43%**++           2.47%++    2.15%**++
Net Investment Income (Loss) ...........................       (0.73)%**           (0.34)%      3.04%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................              --                --           --
Net Assets, End of Period (000's omitted) ..............         $19,831            $7,007          $35

68

--------------------------------------------------------------------------------

                                                                   C Class
                                          -------------------------------------------
                                                                  OTC Fund
                                          -------------------------------------------
                                                   Period            Year      Period
                                                    Ended           Ended       Ended
                                            September 30,       March 31,   March 31,
                                                  2002+++            2002       2001*
                                            -------------       ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....         $10.03          $11.20      $11.95
                                                ---------       ---------     -------
Net Investment Income (Loss)+ ............           (.08)           (.21)         --
Net Realized and Unrealized Gains
  (Losses) on Securities .................          (4.28)           (.96)       (.75)
                                                ---------       ---------     -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............          (4.36)          (1.17)       (.75)
Distributions to Shareholders from:
  Net Investment Income ..................             --              --          --
  Net Realized Capital Gains .............             --              --          --
                                                ---------       ---------     -------
Net Increase (Decrease) in Net Asset Value          (4.36)          (1.17)       (.75)
                                                ---------       ---------     -------
Net Asset Value--End of Period ...........          $5.67          $10.03      $11.20
                                                =========       =========     =======
Total Investment Return ..................       (43.47)%        (10.45)%     (6.28)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................        2.29%**           2.24%     2.37%**
Net Expenses .............................        2.29%**           2.24%     2.09%**
Net Investment Income (Loss) .............       (2.15)%**         (2.13)%  (2.03)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............            63%            109%        228%
Net Assets, End of Period (000's omitted)          $1,813          $3,545         $32




  + Calculated using the average daily shares outstanding for the period.
 ++ Ratios to Average Net Assets include expenses of the corresponding Master
    Portfolio.
+++ Unaudited
  * Since the commencement of operations: March 26, 2001--OTCFund; March 7, 2001--Arktos Fund.
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 69



                                                                  C Class
                                            -----------------------------------------------
                                                                Arktos Fund
                                            -----------------------------------------------
                                                   Period              Year          Period
                                                    Ended             Ended           Ended
                                            September 30,         March 31,       March 31,
                                                  2002+++              2002           2001*
                                            -------------        ----------       ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....         $31.93            $35.74          $29.14
                                                ---------         ---------       ---------
Net Investment Income (Loss)+ ............           (.30)              .43              --
Net Realized and Unrealized Gains
  (Losses) on Securities .................          18.40             (3.95)           6.60
                                                ---------         ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............          18.10             (3.52)           6.60
Distributions to Shareholders from:
  Net Investment Income ..................             --              (.29)             --
  Net Realized Capital Gains .............             --                --              --
                                                ---------         ---------       ---------
Net Increase (Decrease) in Net Asset Value          18.10             (3.81)           6.60
                                                ---------         ---------       ---------
Net Asset Value--End of Period ...........         $50.03            $31.93          $35.74
                                                =========         =========       =========
Total Investment Return ..................         56.69%           (9.80)%          22.65%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...........................      2.44%**++           2.38%++       2.28%**++
Net Expenses .............................      2.44%**++           2.38%++       2.27%**++
Net Investment Income (Loss) .............      (1.50)%**             1.45%         0.00%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............             --                --          1,788%
Net Assets, End of Period (000's omitted)          $2,362            $1,996             $22

70

--------------------------------------------------------------------------------

                                                                      C Class
                                                         ------------------------------
                                                                    Medius Fund
                                                         ------------------------------
                                                                 Period          Period
                                                                  Ended           Ended
                                                          September 30,       March 31,
                                                                 2002++           2002*
                                                         --------------       ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ...................         $26.00          $24.53
                                                              ---------       ---------
Net Investment Income (Loss)+ ..........................           (.09)           (.13)
Net Realized and Unrealized Gains (Losses) on Securities          (9.57)           1.60
                                                              ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................          (9.66)           1.47
Distributions to Shareholders from:
  Net Investment Income ................................             --              --
  Net Realized Capital Gains ...........................             --              --
                                                              ---------       ---------
Net Increase (Decrease) in Net Asset Value .............          (9.66)           1.47
                                                              ---------       ---------
Net Asset Value--End of Period .........................         $16.34          $26.00
                                                              =========       =========
Total Investment Return ................................       (37.15)%           5.99%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................        2.45%**         2.44%**
Net Expenses ...........................................        2.45%**         2.44%**
Net Investment Income (Loss) ...........................      (0.85)%**       (0.96)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         1,305%            893%
Net Assets,  End of Period (000's omitted) .............         $2,228          $1,734



  + Calculated using the average daily shares outstanding for the period.
 ++ Unaudited
  * Since the commencement of operations: August 20, 2001--Medius Fund; January 23, 2001--Mekros Fund.
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short--term securities having a maturity of less than one year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 71


                                                                               C Class
                                                          ------------------------------------------
                                                                             Mekros Fund
                                                          ------------------------------------------
                                                                 Period             Year      Period
                                                                  Ended            Ended       Ended
                                                          September 30,        March 31,   March 31,
                                                                 2002++             2002       2001*
                                                          -------------       ----------   ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ...................         $22.47           $19.99     $24.28
                                                              ---------       ----------     ------
Net Investment Income (Loss)+ ..........................           (.10)            (.07)       .17
Net Realized and Unrealized Gains (Losses) on Securities          (9.21)            2.55      (4.46)
                                                              ---------       ----------     ------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................          (9.31)            2.48      (4.29)
Distributions to Shareholders from:
  Net Investment Income ................................             --               --         --
  Net Realized Capital Gains ...........................             --               --         --
                                                              ---------       ----------     ------
Net Increase (Decrease) in Net Asset Value .............          (9.31)            2.48      (4.29)
                                                              ---------       ----------     ------
Net Asset Value--End of Period .........................         $13.16           $22.47     $19.99
                                                              =========       ==========     ======
Total Investment Return ................................        (41.43)%          12.41%    (17.67)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................        2.45%**            2.44%     2.54%**
Net Expenses ...........................................        2.45%**            2.44%     2.52%**
Net Investment Income (Loss) ...........................      (1.05)%**          (0.33)%     3.80%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................           235%             714%          --
Net Assets,  End of Period (000's omitted) .............         $2,840          $20,604          $2

72

--------------------------------------------------------------------------------

                                                                    C Class
                                                         ----------------------------
                                                                 U.S. Government
                                                                    Bond Fund
                                                         ----------------------------
                                                                 Period        Period
                                                                  Ended         Ended
                                                          September 30,     March 31,
                                                                2002+++         2002*
                                                         --------------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ...................          $9.12         $9.42
                                                              ---------       -------
Net Investment Income (Loss)+ ..........................            .16           .32
Net Realized and Unrealized Gains (Losses) on Securities           2.12          (.32)
                                                              ---------       -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................           2.28            --
Distributions to Shareholders from:
  Net Investment Income ................................           (.16)         (.30)
  Net Realized Capital Gains ...........................             --            --
                                                              ---------       -------
Net Increase (Decrease) in Net Asset Value .............           2.12          (.30)
                                                              ---------       -------
Net Asset Value--End of Period .........................         $11.24         $9.12
                                                              =========       =======
Total Investment Return ................................         25.22%       (0.14)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................        1.99%**         1.79%
Net Expenses ...........................................        1.99%**         1.79%
Net Investment Income (Loss) ...........................        3.05%**         3.53%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................         1,097%          860%
Net Assets,  End of Period (000's omitted) .............         $1,154          $209



  +  Calculated using the average daily shares outstanding for the period.
 ++ Ratios to Average Net Assets include expenses of the corresponding Master
    Portfolio.
+++ Unaudited
  * Since the commencement of operations: May 2, 2001--U.S. Government Bond Fund; March 28, 2001--Juno Fund.
 ** Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 73



                                                                             C Class
                                                          -------------------------------------------

                                                                            Juno Fund
                                                          -------------------------------------------
                                                                Period            Year         Period
                                                                 Ended           Ended          Ended
                                                         September 30,       March 31,      March 31,
                                                               2002+++            2002          2001*
                                                          ------------       ---------      ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ...................         $8.72           $8.53          $8.55
                                                             ---------         -------      ---------
Net Investment Income (Loss)+ ..........................          (.04)            .05          --
Net Realized and Unrealized Gains (Losses) on Securities         (1.66)            .14           (.02)
                                                             ---------         -------      ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................         (1.70)            .19           (.02)
Distributions to Shareholders from:
  Net Investment Income ................................            --              --             --
  Net Realized Capital Gains ...........................            --              --             --
                                                             ---------         -------      ---------
Net Increase (Decrease) in Net Asset Value .............         (1.70)            .19           (.02)
                                                             ---------         -------      ---------
Net Asset Value--End of Period .........................         $7.02           $8.72          $8.53
                                                             =========         =======      =========
Total Investment Return ................................      (19.50)%           2.23%         (.23)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................     2.44%**++         2.47%++      2.48%**++
Net Expenses ...........................................     2.44%**++         2.47%++      2.48%**++
Net Investment Income (Loss) ...........................     (1.08)%**           0.55%        2.70%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................            --              --             --
Net Assets,  End of Period (000's omitted) .............        $2,073            $877         $1,702

74

--------------------------------------------------------------------------------

                                                                    C Class
                                                       ----------------------------
                                                                   Large Cap
                                                                  Europe Fund
                                                       ----------------------------
                                                               Period        Period
                                                                Ended         Ended
                                                        September 30,     March 31,
                                                               2002++         2002*
                                                       --------------     ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period ...................       $15.22        $19.09
                                                           ----------       -------
Net Investment Income (Loss)+ ..........................         (.04)         (.11)
Net Realized and Unrealized Gains (Losses) on Securities        (5.25)        (3.76)
                                                           ----------       -------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ............................        (5.29)        (3.87)
Distributions to Shareholders from:
  Net Investment Income ................................           --            --
  In Excess of Net Investment Income ...................           --            --
                                                           ----------       -------
Net Increase (Decrease) in Net Asset Value .............        (5.29)        (3.87)
                                                           ----------       -------
Net Asset Value--End of Period .........................        $9.93        $15.22
                                                           ==========       =======
Total Investment Return ................................     (34.76)%      (20.27)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .........................................      2.45%**       2.69%**
Net Expenses ...........................................      2.45%**       2.69%**
Net Investment Income (Loss) ...........................    (0.64)%**     (0.82)%**
SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ..............         $135          $116



+ Calculated using the average daily shares outstanding for the period.
++ Unaudited
* Since the commencement of operations: May 10, 2001--Large-Cap Europe Fund; March 1, 2002--Large-Cap Japan Fund; October 19, 2000--U.S. Government Money Market Fund.
** Annualized

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 75


                                                                                               C Class
                                                       --------------------------------------------------------------------------
                                                                 Large Cap                           U.S. Government
                                                                Japan Fund                          Money Market Fund
                                                       -------------------------     --------------------------------------------
                                                              Period      Period            Period            Year         Period
                                                               Ended       Ended             Ended           Ended          Ended
                                                       September 30,   March 31,     September 30,       March 31,      March 31,
                                                              2002++       2002*            2002++            2002          2001*
                                                       -------------   ---------     -------------      ----------      ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .................        $9.08        $8.55             $1.00           $1.00          $1.00
                                                             ------       ------       -----------      ----------     ----------
Net Investment Income (Loss)+ ........................         (.02)        (.01)               --             .01            .02
Net Realized and Unrealized Gains (Losses)
  on Securities ......................................        (1.43)         .54                --              --             --
                                                             ------       ------       -----------      ----------     ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..........................        (1.45)         .53                --             .01            .02
Distributions to Shareholders from:
  Net Investment Income ..............................           --           --                --            (.01)          (.02)
  In Excess of Net Investment Income .................           --           --                --              --             --
                                                             ------       ------       -----------      ----------     ----------
Net Increase (Decrease) in Net Asset Value ...........        (1.45)         .53                --              --             --
                                                             ------       ------       -----------      ----------     ----------
Net Asset Value--End of Period .......................        $7.63        $9.08             $1.00           $1.00          $1.00
                                                             ======       ======       ===========      ==========     ==========
Total Investment Return ..............................     (15.97)%        6.20%             0.07%           1.35%          1.97%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses .......................................      2.34%**      2.20%**           1.74%**           1.80%        1.79%**
Net Expenses .........................................      2.34%**      2.20%**           1.74%**           1.80%        1.78%**
Net Investment Income (Loss) .........................    (0.49)%**    (0.72)%**          0.10%**            1.13%        4.31%**
SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ............          $42          $12          $151,781         $47,920        $37,514

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                          Institutional Class
                                                       -------------------------
                                                            U.S. Government
                                                           Money Market Fund
                                                       -------------------------
                                                              Period Ended
                                                             September 30,
                                                                  2002*
                                                       -------------------------

PER SHARE OPERATING PERFORMANCE:
Net Asset Value-Beginning of Period ..........................       $1.00
                                                                ----------
Net Investment Income (Loss) + ...............................          --
                                                                ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations -- Distributions to Shareholders from:
    Net Investment Income ....................................          --
    In Excess of Net Investment Income .......................          --
                                                                ----------
Net Increase (Decrease) in Net Asset Value ...................          --
                                                                ----------
Net Asset Value--End of Period ...............................       $1.00
                                                                ==========
Total Investment Return ......................................       0.21%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses .............................................     0.94%**
  Net Expenses ...............................................     0.55%**
  Net Investment Income ......................................     1.15%**
SUPPLEMENTARY DATA:
  Net Assets, End of  Year (000's omitted) ...................     $20,008


 + Calculated using the average daily shares outstanding for the period.
 * Since the commencement of operations: August 1, 2002.
** Annualized

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 77

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Common Stocks  94.6%
General Electric Co. .....................            152,841         $3,767,531
Microsoft Corp.* .........................             83,288          3,638,853
Wal-Mart Stores, Inc. ....................             68,410          3,368,508
Exxon Mobil Corp. ........................            104,306          3,327,361
Pfizer, Inc. .............................             96,043          2,787,168
Johnson & Johnson ........................             46,312          2,504,553
Citigroup, Inc. ..........................             79,161          2,347,124
American International
  Group ..................................             40,186          2,198,174
Coca-Cola Co. ............................             38,199          1,832,024
Procter & Gamble Co. .....................             19,988          1,786,527
Merck & Co., Inc. ........................             34,838          1,592,445
International Business
  Machines Corp. .........................             26,328          1,537,292
Bank of America Corp. ....................             23,674          1,510,401
Intel Corp. ..............................            102,829          1,428,295
Fannie Mae ...............................             22,188          1,321,074
Philip Morris Cos., Inc. .................             32,906          1,276,753
Wells Fargo & Co. ........................             26,310          1,267,090
Viacom, Inc.--Class B* ...................             29,883          1,211,756
Cisco Systems, Inc.* .....................            112,603          1,180,079
Verizon
  Communications, Inc. ...................             41,880          1,149,187
ChevronTexaco Corp. ......................             16,417          1,136,877
PepsiCo., Inc. ...........................             29,596          1,093,572
SBC
  Communications, Inc. ...................             51,371          1,032,557
Hewlett-Packard Co. ......................             85,093            993,035
Dell Computer Corp.* .....................             41,253            970,271
Fifth Third Bancorp ......................             15,597            955,004
American Express Co. .....................             29,940            933,529
The Walt Disney Co. ......................             60,201            911,443
Merrill Lynch &
  Co., Inc. ..............................             27,602            909,486
Washington Mutual, Inc. ..................             28,716            903,693
Kimberly-Clark Corp. .....................             15,681            888,172
Allstate Corp. ...........................             24,860            883,773
Pharmacia Corp. ..........................             22,690            882,187
Lockheed Martin Corp. ....................             12,677            819,822
Wachovia Corp. ...........................             24,975            816,433
Schlumberger, Ltd. .......................             20,891            803,468
Wyeth ....................................             24,998            794,936
Oracle Corp.* ............................            100,657            791,164

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
United Technologies
  Corp ...................................             13,770           $777,867
Exelon Corp. .............................             16,041            761,947
Boston Scientific Corp.* .................             24,054            759,144
General Motors Corp. .....................             19,474            757,539
Prudential
  Financial, Inc.* .......................             26,212            748,615
National City Corp. ......................             26,022            742,408
ConocoPhillips ...........................             16,015            740,534
US Bancorp ...............................             39,726            738,109
AOL Time Warner, Inc.* ...................             60,940            712,998
AT&T Corp. ...............................             58,421            701,636
FedEx Corp. ..............................             13,687            685,308
Freddie Mac ..............................             11,944            667,670
Archer-Daniels-
  Midland Co. ............................             52,612            658,176
Keycorp ..................................             25,903            646,798
Campbell Soup Co. ........................             28,736            634,491
Safeway, Inc.* ...........................             27,541            614,164
Nike, Inc.--Class B ......................             14,052            606,765
DTE Energy Co. ...........................             14,662            596,743
Morgan Stanley ...........................             17,606            596,491
United Parcel
  Service, Inc. ..........................              9,445            590,596
Abbott Laboratories ......................             14,484            585,154
Kroger Co.* ..............................             40,929            577,099
Bausch & Lomb, Inc. ......................             17,317            574,405
Home Depot, Inc. .........................             21,807            569,163
Goldman Sachs
  Group, Inc. ............................              8,586            566,934
Marshall & Ilsley Corp. ..................             20,231            564,243
Safeco Corp. .............................             17,646            560,790
Deluxe Corp. .............................             12,396            558,564
Cardinal Health, Inc. ....................              8,963            557,499
Amgen, Inc.* .............................             13,075            545,227
Transocean Sedco
  Forex, Inc. ............................             26,101            542,901
J.C. Penney
  Holding Co., Inc. ......................             34,019            541,582
Huntington
  Bancshares, Inc. .......................             29,517            536,914
Eli Lilly & Co. ..........................              9,598            531,153
Guidant Corp.* ...........................             16,383            529,335
BellSouth Corp. ..........................             28,829            529,300

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Delphi Corp. ...............................            61,877          $529,048
Rohm & Haas Co. ............................            16,871           523,001
Adolf Coors Co.--
  Class B ..................................             9,201           518,016
UnitedHealth
  Group, Inc. ..............................             5,881           512,941
Sherwin-Williams Co. .......................            21,577           510,943
Quintiles
  Transnational Corp.* .....................            53,454           508,348
H&R Block, Inc. ............................            12,026           505,212
KeySpan Corp. ..............................            14,962           501,227
Starbucks Corp.* ...........................            23,935           494,497
The Southern Co. ...........................            17,044           490,526
Edison International* ......................            48,349           483,490
JP Morgan Chase & Co. ......................            25,048           475,662
BMC Software, Inc.* ........................            36,147           472,441
Fluor Corp. ................................            18,714           457,370
Visteon Corp. ..............................            47,595           450,725
Louisiana-Pacific Corp.* ...................            68,600           443,842
Autozone, Inc.* ............................             5,559           438,383
Supervalu, Inc. ............................            27,046           436,793
MBNA Corp. .................................            23,650           434,687
Boeing Co. .................................            12,618           430,652
Biogen, Inc.* ..............................            14,680           429,684
Sanmina Corp.* .............................           154,724           428,585
Texas Instruments, Inc. ....................            28,858           426,233
Allegheny
  Technologies, Inc. .......................            60,985           422,016
Costco Wholesale Corp.* ....................            12,962           419,580
Genzyme Corp. -
  General Division* ........................            19,657           405,131
Equity Residential
  Properties Trust .........................            16,871           403,892
eBay, Inc.* ................................             7,527           397,501
Schering-Plough Corp. ......................            18,573           395,976
Temple-Inland, Inc. ........................            10,240           395,571
Loews Corp. ................................             9,093           389,999
McKesson Corp. .............................            13,566           384,325
Walgreen Co. ...............................            12,372           380,563
Deere & Co. ................................             8,279           376,281
Lowe's Co. .................................             9,057           374,960
Aflac, Inc. ................................            12,207           374,633
Tenet Healthcare Corp.* ....................             7,561           374,269
St. Jude Medical, Inc.* ....................             9,565           341,470

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Cummins Engine, Inc. .......................            14,411          $340,388
Baxter
  International, Inc. ......................            10,917           333,514
Best Buy Co., Inc.* ........................            14,879           331,950
Raytheon Co. ...............................            11,300           331,090
Intuit, Inc.* ..............................             7,234           329,364
Sigma-Aldrich Corp. ........................             6,676           328,927
Union Pacific Corp. ........................             5,675           328,412
Paccar, Inc. ...............................             9,529           321,985
McDonald's Corp. ...........................            17,740           313,288
Ingersoll-Rand Co. .........................             8,999           309,926
Honeywell
  International, Inc. ......................            14,118           305,796
H.J. Heinz Co. .............................             9,066           302,532
General Dynamics Corp. .....................             3,692           300,270
Applied Materials, Inc.* ...................            25,265           291,811
Office Depot, Inc.* ........................            22,751           280,747
Hartford Financial
  Services Group, Inc. .....................             6,743           276,463
Nucor Corp. ................................             7,236           274,244
Emerson Electric Co. .......................             6,185           271,769
Consolidated
  Edison, Inc. .............................             6,754           271,646
Univision Communications,
  Inc.--A* .................................            11,801           269,063
Charter One
  Financial, Inc. ..........................             9,043           268,749
Noble Corp.* ...............................             8,405           260,555
Medtronic, Inc. ............................             6,064           255,416
Ryder System, Inc. .........................            10,144           252,890
Fortune Brands, Inc. .......................             5,331           252,103
Danaher Corp. ..............................             4,394           249,799
Tiffany & Co. ..............................            11,378           243,831
Gannett Co. ................................             3,369           243,174
Compuware Corp.* ...........................            78,431           239,215
Federated
  Department Stores* .......................             8,041           236,727
Conagra Foods, Inc. ........................             9,296           231,006
Whirlpool Corp. ............................             4,967           227,787
Jabil Circuit, Inc.* .......................            14,991           221,567
Motorola, Inc. .............................            21,551           219,389
Bristol-Myers
  Squibb Co. ...............................             9,002           214,248
3M Co. .....................................             1,934           212,682

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 79

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Travelers Property
  Casualty Corp.--B* .......................            15,381          $208,105
Agilent
  Technologies, Inc.* ......................            15,513           202,600
Bank One Corp. .............................             5,373           200,950
Alltel Corp. ...............................             4,782           191,902
Comcast Corp.* .............................             9,106           189,951
Anheuser-Busch
  Cos., Inc. ...............................             3,714           187,928
Waste Management, Inc. .....................             8,044           187,586
International Paper Co. ....................             5,597           186,884
Northrop
  Grumman Corp. ............................             1,444           179,114
Coca-Cola
  Enterprises, Inc. ........................             8,361           177,588
AT&T Wireless
  Services, Inc.* ..........................            41,621           171,479
TXU Corp. ..................................             4,066           169,593
AMR Corp./Del* .............................            40,464           169,140
First Data Corp. ...........................             6,010           167,979
Reebok
  International, Ltd.* .....................             6,261           156,838
Burlington Northern
  Santa Fe Corp. ...........................             6,400           153,088
Automatic Data
  Processing, Inc. .........................             4,300           149,511
Apache Corp. ...............................             2,443           145,236
Target Corp. ...............................             4,910           144,943
Chiron Corp.* ..............................             4,102           143,324
Hilton Hotels Corp. ........................            12,471           141,920
Charles Schwab Corp. .......................            15,656           136,207
Paychex, Inc. ..............................             5,596           136,095
AmerisourceBergen
  Corp .....................................             1,887           134,770
Parker Hannifin Corp. ......................             3,523           134,614
Cigna Corp. ................................             1,786           126,359
Sprint Corp. -
  FON Group ................................            13,704           124,980
Computer Sciences
  Corp.* ...................................             4,384           121,831
Starwood Hotels & Resorts
  Worldwide, Inc. ..........................             5,455           121,646
Kinder Morgan, Inc. ........................             3,377           119,715
MeadWestvaco Corp. .........................             6,027           115,779


                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Allergan, Inc. .............................             2,122          $115,437
FirstEnergy Corp. ..........................             3,832           114,538
Xerox Corp.* ...............................            23,123           114,459
Omnicom Group, Inc. ........................             2,030           113,030
Micron Technology, Inc.* ...................             8,968           110,934
WellPoint Health
  Networks* ................................             1,508           110,536
EMC Corp./
  Massachusetts* ...........................            23,656           108,108
Nextel Communications,
  Inc.* ....................................            14,005           105,738
E.I.Du Pont  de
  Nemours & Co. ............................             2,864           103,304
State Street Corp. .........................             2,540            98,146
Qualcomm, Inc.* ............................             3,322            91,754
Big Lots, Inc.* ............................             5,727            90,658
Broadcom Corp.* ............................             8,464            90,396
Franklin Resources, Inc. ...................             2,875            89,412
Household
  International, Inc. ......................             3,138            88,837
Solectron Corp.* ...........................            41,829            88,259
Altera Corp.* ..............................             9,872            85,590
Yahoo, Inc.* ...............................             8,675            83,020
Boise Cascade Corp. ........................             3,556            81,077
Pulte Corp. ................................             1,674            71,363
Analog Devices, Inc.* ......................             3,457            68,103
Pactiv Corp.* ..............................             4,135            68,021
John Hancock Financial
  Services, Inc. ...........................             2,352            65,386
Zimmer Holdings, Inc.* .....................             1,701            65,216
Applera Corp.-Applied
  Biosystem Group ..........................             3,528            64,562
Clear Channel
  Communications* ..........................             1,846            64,148
Bed Bath &
  Beyond, Inc.* ............................             1,957            63,739
Moody's Corp. ..............................             1,288            62,468
Dover Corp. ................................             2,441            61,953
Tribune Co. ................................             1,481            61,921
Linear Technology Corp. ....................             2,964            61,414
Liz Claiborne, Inc. ........................             2,458            61,327
Healthsouth Corp.* .........................            14,700            61,005
Alcoa, Inc. ................................             3,108            59,984

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) September 30, 2002
--------------------------------------------------------------------------------



                                                                          MARKET
                                                                           VALUE
                                                      SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Qwest Communications
  International* .......................              25,791             $58,803
Caterpillar, Inc. ......................               1,559              58,026
Kla - Tencor Corp.* ....................               1,897              53,002
Genuine Parts Co. ......................               1,636              50,127
Duke Energy Corp. ......................               2,501              48,895
CenturyTel, Inc. .......................               2,174              48,763
Network Appliance, Inc.* ...............               6,647              48,723
Power One, Inc.* .......................              15,433              45,990
Travelers Property
  Casualty Corp.--A* ...................               3,421              45,157
Dana Corp. .............................               3,380              44,210
Waters Corp.* ..........................               1,818              44,087
The Gap, Inc. ..........................               3,918              42,510
Lexmark International
  Group, Inc.--
  Class A* .............................                 847              39,809
QLogic Corp.* ..........................               1,507              39,242
Gillette Co. ...........................               1,265              37,444
Constellation Energy
  Group, Inc. ..........................               1,431              35,474
Molex, Inc. ............................               1,459              34,316
TMP Worldwide, Inc.* ...................               3,724              33,516
Applied Micro
  Circuits Corp.* ......................              11,427              32,681
Xilinx, Inc.* ..........................               1,983              31,407
Sprint PCS Group* ......................              15,266              29,921

                                                                          MARKET
                                                                           VALUE
                                                      SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Sun Microsystems, Inc.* ................              11,549             $29,912
Tyco International, Ltd. ...............               2,119              29,878
Citizens Communications
  Co.* .................................               4,334              29,385
Teradyne, Inc.* ........................               2,882              27,667
Chubb Corp. ............................                 496              27,196
Limited Brands .........................               1,838              26,357
Cintas Corp. ...........................                 599              25,110
Sara Lee Corp. .........................               1,352              24,728
Masco Corp. ............................               1,109              21,681
Tellabs, Inc.* .........................               5,138              20,912
Aetna, Inc. ............................                 538              19,266
National Semiconductor
  Corp.* ...............................               1,568              18,722
Anthem, Inc.* ..........................                 228              14,820
Tektronix Inc.* ........................                 817              13,423
Norfolk Southern Corp. .................                 359               7,248
Southwest Airlines Co. .................                 522               6,817
Staples, Inc.* .........................                 357               4,566
Illinois Tool Works, Inc. ..............                  78               4,550
Rational Software Corp.* ...............               1,022               4,415
Palm, Inc.* ............................               5,627               4,164
ITT Industries, Inc. ...................                  13                 810
Interpublic Group
  of Companies, Inc. ...................                  34                 539
                                                                     -----------
Total Common Stocks
  (Cost $113,668,250)                                                115,846,442
                                                                     -----------

--------------------------------------------------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 81

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) September 30, 2002
--------------------------------------------------------------------------------

                                                                     MARKET
                                                                      VALUE
                                                    CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------



Options Purchased  0.0%
Put Options on:
  October 2002 S&P 500 Futures Contracts,
     Expiring October 2002 with strike price of 450       550  $       6,875
                                                               -------------
Total Options Purchased
  (Cost $10,175)                                                       6,875
                                                               -------------
                                                         FACE
                                                       AMOUNT
                                                       ------
Repurchase Agreements  5.4%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 ............................. $2,206,597      2,206,597
  1.83% due 10/01/02 .............................  2,206,597      2,206,597
  1.75% due 10/01/02 .............................  2,206,597      2,206,597
                                                                ------------
Total Repurchase Agreements
  (Cost $6,619,791) ..............................                 6,619,791
                                                                ------------
Total Investments 100%
  (Cost $120,298,216) ............................              $122,473,108
                                                                ============




================================================================================
                                                                  UNREALIZED
                                                                        LOSS
                                                    CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------

Futures Contracts Purchased
December 2002 S&P 500 Futures Contracts
  (Aggregate Market Value of Contracts $78,677,100) ..    387    $(4,497,159)
                                                                 ===========




See Notes to Financial Statements.

82

URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         FACE              VALUE
                                                       AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------



Federal Agency Discount Notes  62.2%
Fannie Mae
   1.72% due 10/02/02 ..........................  $25,000,000       $ 24,998,806
   1.70% due 10/18/02 ..........................   25,000,000         24,979,930
   1.69% due 10/31/02 ..........................   25,000,000         24,964,792
   1.72% due 12/11/02 ..........................   25,000,000         24,915,194
Federal Home Loan Bank
   1.72% due 10/11/02 ..........................   25,000,000         24,988,055
   1.67% due 12/04/02 ..........................   25,000,000         24,925,778
Freddie Mac
   1.70% due 12/12/02 ..........................   50,000,000         49,830,000
   1.70% due 12/19/02 ..........................   25,000,000         24,906,736
   1.73% due 01/02/03 ..........................   25,000,000         24,888,271
   1.74% due 01/02/03 ..........................   15,000,000         14,932,575
Sallie Mae
   1.63% due 10/01/02 ..........................   50,000,000         50,000,000
   1.65% due 10/08/02 ..........................   25,000,000         24,991,979
                                                                    ------------
Total Federal Agency Discount Notes
  (Cost $339,322,116) ..........................                     339,322,116
                                                                    ------------
Federal Agency Bonds  4.6%
Federal Farm Credit Bank Bond
   1.70% due 12/02/02 ..........................   25,000,000         25,000,000
                                                                    ------------
Total Federal Agency Bonds
  (Cost $25,000,000) ...........................                      25,000,000
                                                                    ------------
                                                    CONTRACTS
                                                    ---------
Options Purchased  2.5%
Put Options
  December 2002 S&P 500 Futures Contracts
     Expiring December 2002 with strike price of 1400      95         13,924,625
Call Options
  December 2002 S&P 500 Futures Contracts
     Expiring December 2002 with strike price of 1500   2,110                 --
  December 2002 S&P  500 Futures Contracts
     Expiring December 2002 with strike price of 1450     500                 --
                                                                    ------------
Total Options Purchased
  (Cost $12,823,854) ...........................                      13,924,625
                                                                    ------------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 83

URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) September 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         FACE              VALUE
                                                       AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
Repurchase Agreements  30.7%
Repurchase Agreement (Note 4):
   1.85% due 10/01/02 .....................       $55,837,503        $55,837,503
   1.83% due 10/01/02 .....................        55,837,503         55,837,503
   1.75% due 10/01/02 .....................        55,837,503         55,837,503
                                                                    ------------
Total Repurchase Agreements
  (Cost $167,512,509) .....................                          167,512,509
                                                                    ------------
Total Investments 100%
  (Cost $544,658,479) .....................                         $545,759,250
                                                                    ============




--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                                            GAIN
                                                    CONTRACTS           (NOTE 1)
--------------------------------------------------------------------------------
Futures Contracts Sold Short
December 2002 S&P 500 Futures Contracts
  (Aggregate Market Value of Contracts $539,558,200)    2,654        $33,896,788
                                                                    ============



See Notes to Financial Statements.

84

ARKTOS MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                FACE       VALUE
                                                              AMOUNT    (NOTE 1)
--------------------------------------------------------------------------------
Federal Agency Discount Notes  65.2%
Federal Home Loan Bank
  1.62% due 10/02/02 ...........................  $25,000,000       $ 24,998,875
  1.66% due 10/18/02 ...........................   25,000,000         24,980,402
  1.64% due 10/03/02 ...........................   20,000,000         19,998,177
  1.63% due 10/01/02 ...........................   14,000,000         14,000,000
Sallie Mae
  1.63% due 10/01/02 ...........................   30,000,000         30,000,000
                                                                    ------------
Total Federal Agency Discount Notes
  (Cost $113,977,454) ..........................                     113,977,454
                                                                    ------------
                                                    CONTRACTS
                                                    ---------
Options Purchased  0.0%
Call Options On:
October 2002 Nasdaq 100 Futures Contracts
  Expiring October 2002 with strike price of 1500          60                300
                                                                    ------------
Total Options Purchased
  (Cost $2,160) ................................                             300
                                                                    ------------
                                                         FACE
                                                       AMOUNT
                                                       ------
Repurchase Agreements  34.8%
Repurchase Agreement (Note 4):
  1.85% due 10/01/02 ...........................  $20,233,950         20,233,950
  1.83% due 10/01/02 ...........................   20,233,950         20,233,950
  1.75% due 10/01/02 ...........................   20,233,950         20,233,950
                                                                    ------------
Total Repurchase Agreements
  (Cost $60,701,850) ...........................                      60,701,850
                                                                    ------------
Total Investments 100%
  (Cost $174,681,464) ..........................                    $174,679,604
                                                                    ============



================================================================================
                                                                      UNREALIZED
                                                                            GAIN
                                                    CONTRACTS           (NOTE 1)
--------------------------------------------------------------------------------

Futures Contracts Sold Short
December 2002 Nasdaq 100 Futures Contracts
  (Aggregate Market Value  of Contract $4,420,200) ..      53         $   58,932
                                                                      ==========
                                                        UNITS
                                                        -----
Equity Index Swap Agreement
December 2002 Nasdaq 100 Index Swap, Maturing 12/11/02*
  (Total Notional Market Value $1,433,272) .......... 217,880         $9,723,190
                                                                      ==========

*Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 85

JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                         FACE              VALUE
                                                       AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
Federal Agency Discount Notes  25.6%
Federal Home Loan Bank
   1.62% due 10/02/02 ..........................  $15,000,000       $ 14,999,325
   1.64% due 10/01/02 ..........................   10,000,000         10,000,000
                                                                    ------------
Total Federal Agency Discount Notes
  (Cost $24,999,325)                                                  24,999,325
                                                                    ------------
                                                    CONTRACTS
                                                    ---------
Options Purchased  0.0%
Call Options on:
  December 2002 U.S. Treasury Bond Futures Contracts
     Expiring December 2002 with strike price of 1300     100              4,687
                                                                    ------------
Total Options Purchased
  (Cost $3,604)                                                            4,687
                                                                    ------------
                                                         FACE
                                                       AMOUNT
                                                       ------
Repurchase Agreements  74.4%
  Repurchase Agreement (Note 4):
   1.85% due 10/01/02 ..........................    8,194,520          8,194,520
   1.83% due 10/01/02 ..........................    8,194,520          8,194,520
   1.80% due 10/01/02 ..........................   48,120,000         48,120,000
   1.75% due 10/01/02 ..........................    8,194,520          8,194,520
                                                                    ------------
Total Repurchase Agreements
  (Cost $72,703,560) ...........................                      72,703,560
                                                                    ------------
Total Investments 100%
  (Cost $97,706,489) ...........................                     $97,707,572
                                                                    ============



================================================================================
                                                                      UNREALIZED
                                                                            LOSS
                                                    CONTRACTS           (NOTE 1)
--------------------------------------------------------------------------------

Futures Contracts Sold Short
December 2002 U.S. Treasury Bond Futures Contracts
  (Aggregate Market Value of Contracts $685,688)            6           $(7,154)
                                                                    ============
                                                         FACE
                                                       AMOUNT
                                                       ------
U.S. Treasury Obligation Sold Short
U.S. Treasury Bond
  (Market Value $50,841,826) ....................  45,797,000       $(1,201,709)
                                                                    ============




See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------

                                                        Nova Master
                                                          Portfolio
                                                       ------------
ASSETS
Securities at Value* (Note 1) ......................   $122,473,108
Receivable for Futures Contracts Settlement (Note 1)             --
Receivable for Equity Index Swap Settlement (Note 1)             --
Investment Income Receivable (Note 1) ..............        153,050
Segregated Cash with Broker ........................      5,266,313
Receivable for Securities Sold (Note 1) ............             --
Receivable for Shares Purchased ....................      2,668,618
                                                       ------------
  Total Assets .....................................    130,561,089
                                                       ------------
LIABILITIES
Investment Advisory Fee Payable (Note 5) ...........         82,217
Payable for Securities Purchased (Note 1) ..........             --
Payable for Futures Contracts Settlement (Note 1) ..      1,118,502
Short Sale at Market Value .........................             --
Liability for Shares Redeemed ......................             --
Cash Payable to Custodian Bank .....................             --
Interest Payable ...................................             --
Dividends Payable ..................................             --
Custody Fees Payable ...............................          4,385
Payable to "Feeder" Fund ...........................            899
                                                       ------------
  Total Liabilities ................................      1,206,003
                                                       ------------
NET ASSETS (NOTE 9) ................................   $129,355,086
                                                       ============
Shares Outstanding .................................      4,880,988
Net Asset Value Per Share ..........................         $26.50


* The cost of Securities at Value is $120,298,216, $544,658,479, $174,681,464,
  and $97,706,489, respectively.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 87


                                                              September 30, 2002
--------------------------------------------------------------------------------


                                                        Ursa Master  Arktos Master    Juno Master
                                                          Portfolio      Portfolio      Portfolio
                                                       ------------   ------------    -----------
ASSETS
Securities at Value* (Note 1) ......................   $545,759,250   $174,679,604    $97,707,572
Receivable for Futures Contracts Settlement (Note 1)      8,144,987         94,336             --
Receivable for Equity Index Swap Settlement (Note 1)             --      9,723,190             --
Investment Income Receivable (Note 1) ..............         74,166          3,052          3,642
Segregated Cash with Broker ........................     28,333,700      2,652,305          9,375
Receivable for Securities Sold (Note 1) ............             --             --      2,144,678
Receivable for Shares Purchased ....................             --             --      2,378,006
                                                       ------------   ------------   ------------
  Total Assets .....................................    582,312,103    187,152,487    102,243,273
                                                       ------------   ------------   ------------
LIABILITIES
Investment Advisory Fee Payable (Note 5) ...........        331,026        115,332         27,018
Payable for Securities Purchased (Note 1) ..........      3,002,895             --             --
Payable for Futures Contracts Settlement (Note 1) ..             --             --          3,375
Short Sale at Market Value .........................             --             --     50,841,826
Liability for Shares Redeemed ......................     19,459,542      1,033,565             --
Cash Payable to Custodian Bank .....................             --             --             --
Interest Payable ...................................             --             --        314,789
Dividends Payable ..................................             --             --        151,750
Custody Fees Payable ...............................         14,713          5,126          1,201
Payable to "Feeder" Fund ...........................            977            433            111
                                                       ------------   ------------   ------------
  Total Liabilities ................................     22,809,153      1,154,456     51,340,070
                                                       ------------   ------------   ------------
NET ASSETS (NOTE 9) ................................   $559,502,950   $185,998,031    $50,903,203
                                                       ============   ============   ============
Shares Outstanding .................................      6,409,170      1,382,863      1,362,354
Net Asset Value Per Share ..........................         $87.30        $134.50         $37.36

88

STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                Nova Master
                                                                  Portfolio
                                                                -----------
INVESTMENT INCOME
  Interest (Note 1) .........................................  $     259,336
  Interest from Securities Lending ..........................          5,784
  Dividends, Net of Foreign Tax Withheld* (Note 1) ..........      1,330,868
  Interest Related to Securities Sold Short .................             --
                                                               --------------
    Total Income ............................................      1,595,988
                                                               --------------
EXPENSES
  Advisory Fees (Note 5) ....................................        740,243
  Custodian Fees ............................................         40,379
                                                               --------------
    Total Expenses ..........................................        780,622
                                                               --------------
Net Investment Income (Loss) ................................        815,366
                                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .....................................    (24,693,397)
  Equity Index Swaps ........................................            --
  Futures Contract ..........................................    (47,243,868)
  Securities Sold Short .....................................             --
                                                               --------------
    Total Net Realized Gain (Loss) ..........................    (71,937,265)
                                                               --------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities .....................................    (35,861,621)
  Equity Index Swaps ........................................             --
  Futures Contracts .........................................     (2,684,351)
  Securities Sold Short .....................................             --
                                                               --------------
    Net Change in Unrealized Appreciation (Depreciation) ....    (38,545,972)
                                                               --------------
    Net Gain (Loss) on Investments ..........................   (110,483,237)
                                                               --------------
Net Increase (Decrease) in Net Assets from Operations .......  $(109,667,871)
                                                               ==============


* Net of foreign tax withheld of $5,651, $0, $0, and $0, respectively.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 89


                                                 Period Ended September 30, 2002
-------------------------------------------------------------------------------


                                                                  Ursa Master   Arktos Master     Juno Master
                                                                    Portfolio       Portfolio       Portfolio
                                                                  -----------   -------------     -----------
INVESTMENT INCOME
  Interest (Note 1) .........................................   $   2,859,916    $  1,191,697     $    469,811
  Interest from Securities Lending ..........................              --              --               --
  Dividends, Net of Foreign Tax Withheld* (Note 1) ..........              --              --               --
  Interest Related to Securities Sold Short .................              --              --         (423,518)
                                                                 ------------     -----------      ------------
    Total Income ............................................       2,859,916       1,191,697           46,293
                                                                 ------------     -----------      ------------
EXPENSES
  Advisory Fees (Note 5) ....................................       1,500,167         625,560          174,227
  Custodian Fees ............................................          67,678          28,236            7,854
                                                                 ------------     -----------      ------------
    Total Expenses ..........................................       1,567,845         653,796          182,081
                                                                 ------------     -----------      ------------
Net Investment Income (Loss) ................................       1,292,071         537,901         (135,788)
                                                                -------------     -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .....................................       1,286,896          (5,376)         (28,375)
  Equity Index Swaps ........................................              --      53,045,103               --
  Futures Contract ..........................................      72,126,800          85,338       (3,116,229)
  Securities Sold Short .....................................              --              --       (3,979,937)
                                                                 ------------     -----------      ------------
    Total Net Realized Gain (Loss) ..........................      73,413,696      53,125,065       (7,124,541)
                                                                 ------------     -----------      ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities .....................................       1,032,713          (1,230)          14,332
  Equity Index Swaps ........................................              --       4,648,845               --
  Futures Contracts .........................................      32,947,398         (61,322)        (844,939)
  Securities Sold Short .....................................              --              --       (1,201,709)
                                                                 ------------     -----------      ------------
    Net Change in Unrealized Appreciation (Depreciation) ....      33,980,111       4,586,293       (2,032,316)
                                                                 ------------     -----------      ------------
    Net Gain (Loss) on Investments ..........................     107,393,807      57,711,358       (9,156,857)
                                                                 ------------     -----------      ------------
Net Increase (Decrease) in Net Assets from Operations .......    $108,685,878     $58,249,259      $(9,292,645)
                                                                 ============     ===========      ============

90

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Nova Master Portfolio
                                                          ----------------------------------
                                                                   Period             Period
                                                                    Ended              Ended
                                                            September 30,          March 31,
                                                                   2002**              2002*
                                                          ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................          $815,366         $1,985,920
  Net Realized Gain (Loss) on Investments .............       (71,937,265)        (4,258,776)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments .....................       (38,545,972)       (10,959,551)
                                                          ---------------    ---------------
  Net Increase (Decrease) in Net Assets from Operations      (109,667,871)       (13,232,407)
                                                          ---------------    ---------------
Distributions to Shareholders(Note 1)
  From Net Investment Income ..........................          (816,233)        (2,079,171)
  From Realized Gain on Investments ...................                --                 --
                                                          ---------------    ---------------
Total Distributions to Shareholders ...................          (816,233)        (2,079,171)
                                                          ---------------    ---------------
Share Transactions
  Net Proceeds from Shares Purchased ..................       621,441,003      2,492,803,421
  Net Value of Shares Purchased through
    Dividend Reinvestment .............................           898,745          1,258,745
  Net Cost of Shares Redeemed .........................      (674,492,151)    (2,186,758,995)
                                                          ---------------    ---------------
Net Increase (Decrease) in Net Assets
  From Share Transactions .............................       (52,152,403)       307,303,171
                                                          ---------------    ---------------
  Net Increase (Decrease) in Net Assets ...............      (162,636,507)       291,991,593
Net Assets--Beginning of Period .......................       291,991,593                 --
                                                          ---------------    ---------------
Net Assets--End of Period .............................      $129,355,086       $291,991,593
                                                          ===============    ===============

Transactions in shares
  Shares Purchased ....................................        16,953,944         28,762,471
  Shares Purchased through Reinvestment ...............            25,484             28,831
                                                          ---------------    ---------------
  Total Purchased .....................................        16,979,428         28,791,302
  Shares Redeemed .....................................       (18,535,855)       (22,353,887)
                                                          ---------------    ---------------
  Net Shares Purchased (Redeemed) .....................        (1,556,427)         6,437,415
                                                          ===============    ===============


 * Since the commencement of operations: August 1, 2001-Nova Master Portfolio. ** Unaudited

See Notes to Financial Statements.

                                                               SEMI-ANNUALREPORT



--------------------------------------------------------------------------------


                                                              Ursa  Master Portfolio                Arktos  Master Portfolio
                                                        ----------------------------------    ----------------------------------
                                                                 Period               Year             Period               Year
                                                                  Ended              Ended              Ended              Ended
                                                          September 30,          March 31,      September 30,          March 31,
                                                                 2002**               2002             2002**               2002
                                                        ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................      $1,292,071         $4,559,620           $537,901         $1,417,849
  Net Realized Gain (Loss) on Investments .............      73,413,696         (1,502,657)        53,125,065         37,221,044
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments .....................      33,980,111         (8,175,788)         4,586,293        (48,147,664)
                                                        ---------------    ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets from Operations     108,685,878         (5,118,825)        58,249,259         (9,508,771)
                                                        ---------------    ---------------    ---------------    ---------------
Distributions to Shareholders(Note 1)
  From Net Investment Income ..........................      (1,293,049)        (4,619,888)                --         (3,110,808)
  From Realized Gain on Investments ...................              --                 --                 --                 --
                                                        ---------------    ---------------    ---------------    ---------------
Total Distributions to Shareholders ...................      (1,293,049)        (4,619,888)                --         (3,110,808)
                                                        ---------------    ---------------    ---------------    ---------------
Share Transactions
  Net Proceeds from Shares Purchased ..................     796,338,143        830,142,512        229,659,081        413,782,672
  Net Value of Shares Purchased through
    Dividend Reinvestment .............................       1,428,907          5,404,592                 --          3,261,341
  Net Cost of Shares Redeemed .........................    (574,141,857)      (822,363,933)      (217,838,836)      (367,414,976)
                                                        ---------------    ---------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets
  From Share Transactions .............................     223,625,193         13,183,171         11,820,245         49,629,037
                                                        ---------------    ---------------    ---------------    ---------------
  Net Increase (Decrease) in Net Assets ...............     331,018,022          3,444,458         70,069,504         37,009,458
Net Assets--Beginning of Period .......................     228,484,928        225,040,470        115,928,527         78,919,069
                                                        ---------------    ---------------    ---------------    ---------------
Net Assets--End of Period .............................    $559,502,950       $228,484,928       $185,998,031       $115,928,527
                                                        ===============    ===============    ===============    ===============

Transactions in shares
  Shares Purchased ....................................      10,472,308         12,640,937          2,106,273          4,867,591
  Shares Purchased through Reinvestment ...............          18,975             84,011                 --             35,768
                                                        ---------------    ---------------    ---------------    ---------------
  Total Purchased .....................................      10,491,283         12,724,948          2,106,273          4,903,359
  Shares Redeemed .....................................      (7,620,647)       (12,638,559)        (2,084,342)        (4,360,508)
                                                        ---------------    ---------------    ---------------    ---------------
  Net Shares Purchased (Redeemed) .....................       2,870,636             86,389             21,931            542,851
                                                        ===============    ===============    ===============    ===============




                                                                   Juno Master Portfolio
                                                           ----------------------------------
                                                                    Period               Year
                                                                     Ended              Ended
                                                             September 30,          March 31,
                                                                    2002**               2002
                                                           ---------------    ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ........................          $(135,788)          $267,412
  Net Realized Gain (Loss) on Investments .............         (7,124,541)           714,932
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments .....................         (2,032,316)           724,234
                                                           ---------------    ---------------
  Net Increase (Decrease) in Net Assets from Operations         (9,292,645)         1,706,578
                                                           ---------------    ---------------
Distributions to Shareholders(Note 1)
  From Net Investment Income ..........................            (79,997)          (268,982)
  From Realized Gain on Investments ...................                 --                 --
                                                           ---------------    ---------------
Total Distributions to Shareholders ...................            (79,997)          (268,982)
                                                           ---------------    ---------------
Share Transactions
  Net Proceeds from Shares Purchased ..................        199,841,093        136,103,931
  Net Value of Shares Purchased through
    Dividend Reinvestment .............................                 --            164,462
  Net Cost of Shares Redeemed .........................       (172,670,024)      (117,018,421)
                                                           ---------------    ---------------
Net Increase (Decrease) in Net Assets
  From Share Transactions .............................         27,171,069         19,249,972
                                                           ---------------    ---------------
  Net Increase (Decrease) in Net Assets ...............         17,798,427         20,687,568
Net Assets--Beginning of Period .......................         33,104,776         12,417,208
                                                           ---------------    ---------------
Net Assets--End of Period .............................        $50,903,203        $33,104,776
                                                           ===============    ===============

Transactions in shares
  Shares Purchased ....................................          4,870,694          3,060,768
  Shares Purchased through Reinvestment ...............                 --              3,590
                                                           ---------------    ---------------
  Total Purchased .....................................          4,870,694          3,064,358
  Shares Redeemed .....................................         (4,224,092)        (2,622,190)
                                                           ---------------    ---------------
  Net Shares Purchased (Redeemed) .....................            646,602            442,168
                                                           ===============    ===============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Nova Master
                                                             Portfolio
                                              -------------------------------
                                                     Period            Period
                                                      Ended             Ended
                                              September 30,         March 31,
                                                      2002+             2002*
                                              -------------         ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....           $45.36            $50.00
                                              -------------         ---------
Net Investment Income ....................              .15               .34
Net Realized and Unrealized Gains
  (Losses)on Securities ..................           (18.86)            (4.62)
                                              -------------         ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............           (18.71)            (4.28)
Distributions to Feeder Funds:
  From Net Investment Income .............             (.15)             (.36)
  From Return of Capital .................               --                --
                                              -------------         ---------
Net Increase (Decrease) in Net Asset Value           (18.86)            (4.64)
                                              -------------         ---------
Net Asset Value--End of Period ...........           $26.50            $45.36
                                              =============         =========
Total Investment Return ..................         (41.33)%           (8.54)%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses ...........................          0.79%**           0.86%**
Net Expenses .............................          0.79%**           0.86%**
Net Investment Income ....................          0.83%**           0.69%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............             318%              401%
Net Assets,  End of Year (000's omitted) .         $129,355          $291,992




  +  Unaudited
  * Since the commencement of operations: August 1, 2001--Nova Master Portfolio; April 1, 2000--Ursa Master Portfolio.
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Ursa Master Portfolio typically holds most of its investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 94



-------------------------------------------------------------------------------



                                                              Ursa Master Portfolio
                                               -----------------------------------------------
                                                      Period              Year          Period
                                                       Ended             Ended           Ended
                                               September 30,         March 31,       March 31,
                                                       2002+              2002           2001*
                                               -------------         ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .....            $64.57            $65.19          $49.71
                                               -------------         ---------       ---------
Net Investment Income ....................               .30              1.22            2.80
Net Realized and Unrealized Gains
  (Losses)on Securities ..................             22.74              (.35)          15.50
                                               -------------         ---------       ---------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ..............             23.04               .87           18.30
Distributions to Feeder Funds:
  From Net Investment Income .............              (.31)            (1.49)          (2.82)
  From Return of Capital .................                --                --              --
                                               -------------         ---------       ---------
Net Increase (Decrease) in Net Asset Value             22.73              (.62)          15.48
                                               -------------         ---------       ---------
Net Asset Value--End of Period ...........            $87.30            $64.57          $65.19
                                               =============         =========       =========
Total Investment Return ..................            35.76%             1.37%          38.06%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses ...........................           0.94%**             0.94%         0.95%**
Net Expenses .............................           0.94%**             0.94%         0.95%**
Net Investment Income ....................           0.77%**             1.90%         5.11%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............                --                --              --
Net Assets,  End of Year (000's omitted) .          $559,503          $228,485        $225,040

94

FINANCIAL HIGHLIGHTS (concluded)
-------------------------------------------------------------------------------

                                                              Arktos Master Portfolio
                                              -------------------------------------------------
                                                     Period              Year            Period
                                                      Ended             Ended             Ended
                                              September 30,         March 31,         March 31,
                                                      2002+              2002             2001*
                                              -------------        ----------         ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......         $85.18            $96.47            $53.67
                                                -----------       -----------        ----------
Net Investment Income (Loss) ...............            .44              1.37              3.70
Net Realized and Unrealized Gains
  (Losses)on Securities ....................          48.88             (8.93)            42.92
                                                -----------       -----------        ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ................          49.32             (7.56)            46.62
Distributions to Feeder Funds:
  From Net Investment Income ...............             --             (3.73)            (3.82)
  From Return of Capital ...................             --                --                --
                                                -----------       -----------        ----------
  Net Increase (Decrease) in Net Asset Value          49.32            (11.29)            42.80
                                                -----------       -----------        ----------
Net Asset Value--End of Period .............        $134.50            $85.18            $96.47
                                                ===========       ===========        ==========
Total Investment Return ....................         57.90%           (8.03)%            91.61%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses .............................        0.94%**             0.94%           0.96%**
Net Expenses ...............................        0.94%**             0.94%           0.95%**
Net Investment Income (Loss) ...............        0.77%**             1.63%           6.58%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................             --                --            1,788%
Net Assets,  End of Year (000's omitted) ...       $185,998          $115,929           $78,919




+  Unaudited
* Since the commencement of operations: April 1, 2000--Arktos Master Portfolio and Juno Master Portfolio. ** Annualized *** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Arktos Master Portfolio and the Juno Master Portfolio typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 95



--------------------------------------------------------------------------------


                                                         Juno Master Portfolio
                                               --------------------------------------------
                                                      Period            Year         Period
                                                       Ended           Ended          Ended
                                               September 30,       March 31,      March 31,
                                                       2002+            2002          2001*
                                               -------------      ----------      ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value--Beginning of Period .......          $46.25          $45.39         $49.91
                                                  ----------      ----------     ----------
Net Investment Income (Loss) ...............            (.14)            .69           2.72
Net Realized andUnrealized Gains
  (Losses)on Securities ....................           (8.65)           1.14          (4.45)
                                                  ----------      ----------     ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ................           (8.79)           1.83          (1.73)
Distributions to Feeder Funds:
  From Net Investment Income ...............            (.10)           (.97)         (2.79)
  From Return of Capital ...................              --              --             --
                                                  ----------      ----------     ----------
  Net Increase (Decrease) in Net Asset Value           (8.89)            .86          (4.52)
                                                  ----------      ----------     ----------
Net Asset Value--End of Period .............          $37.36          $46.25         $45.39
                                                  ==========      ==========     ==========
Total Investment Return ....................        (19.04)%           4.12%        (3.67)%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses .............................         0.94%**           0.93%        0.94%**
Net Expenses ...............................         0.94%**           0.93%        0.94%**
Net Investment Income (Loss) ...............       (0.70)%**           1.61%        5.04%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................              --              --             --
Net Assets,  End of Year (000's omitted) ...         $50,903         $33,105        $12,417

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. At September 30, 2002, the Trust consisted of thirty-four separate series: fourteen benchmark funds; one money market fund; seventeen sector funds; and two strategic funds. This report covers the fourteen Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds and the Strategic Funds are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of close of the NYSE, usually 4:00 P.M., on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining benchmark funds and distributions of net realized capital gains in all funds are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment

                                                           SEMI-ANNUAL REPORT 97


NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

income and loss, net realized gains and losses, and net assets were not affected by these differences.

D. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Trust receives compensation in the form of interest retained on the investment of any cash received as collateral. The Trust also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

I. Cash on deposit with Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

98

--------------------------------------------------------------------------------

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets value of each Fund included in the Trust.

L. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   FINANCIAL INSTRUMENTS
As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. We have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. Therefore, we do not anticipate nonperformance.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

                                                           SEMI-ANNUAL REPORT 99

--------------------------------------------------------------------------------

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreements unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. We have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. Therefore, we do not anticipate nonperformance.

In conjunction with the use of options, futures, and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

3.   MASTER-FEEDER ARRANGEMENT
Currently, the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund are operating under the "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of its Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds' financial statements. The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio, owned by the Nova Fund, Ursa Fund, Arktos Fund, and Juno Fund, respectively, at September 30, 2002, was 100 percent.

4.   REPURCHASE AGREEMENTS
The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by Obligations of the U.S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

100




NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

The repurchase agreements that were executed and outstanding as of September 30, 2002 are as follows:

Counterparty                    Terms of Agreement     Face Value  Market Value
---------------                 ------------------   ------------ -------------
Paine Webber, Inc. ..........    1.85% due 10/1/02   $220,000,000  $220,000,000
The Bank of New York ........    1.83% due 10/1/02    220,000,000   220,000,000
Lehman Brothers .............    1.83% due 10/1/02    219,950,576   219,950,576
Lehman Brothers .............    1.80% due 10/1/02     48,120,000    48,120,000
US Bank NA ..................    1.75% due 10/1/02    220,000,000   220,000,000
                                                                   ------------
                                                                   $928,070,576
                                                                   ============

As of September 30, 2002, the collateral for the repurchase agreements in the joint account was as follows:

Security Type                      Range of Rates       Par Value  Market Value
-------------                      ---------------      ---------  ------------
Freddie Mac Gold Pool .......      5.500% - 6.500%  $ 226,763,000  $235,947,638
U. S. Treasury Bonds ........      3.375% - 5.375%    182,461,000   203,442,182
U. S. Treasury Notes ........      3.250% - 3.625%    285,690,000   294,616,484
U. S. Treasury Bills ........               --        224,690,000   224,350,426
                                                                   ------------
                                                                   $958,356,730
                                                                   ============

5.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of one half of one percent (0.50%) of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; three-quarters of one percent (0.75%) of the average daily net assets of the OTC Fund and the Nova Master Portfolio; and nine-tenths of one percent (0.90%) of the average daily net assets of the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. For the period ending September 30, 2002, the Advisor voluntarily reimbursed $3,508 of miscellaneous expenses in the Institutional Class of the U.S. Government Money Market Fund. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Mekros Fund, the Juno Fund, the Large-Cap Europe Fund, and the Large-Cap Japan Fund. For the period ending September 30, 2002, the Servicer voluntarily waived $110,198 and $5,042 of transfer agent fees in the C Class and Institutional Class of the U.S. Goverment Money Market Fund, respectively.

                                                          SEMI-ANNUAL REPORT 101

--------------------------------------------------------------------------------

The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty-third of one percent (0.03%) on the average daily net assets over $750 million of each of the funds. For the period ending September 30, 2002, the Servicer voluntarily waived $1,265 of accounting fees in the Institutional Class of the U.S. Govermnent Money Market Fund.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to H Class shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C Class Shares average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

102

--------------------------------------------------------------------------------

6.   SECURITIES TRANSACTIONS
During the period ended September 30, 2002, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                              NOVA           URSA                     ARKTOS
                            MASTER         MASTER            OTC      MASTER
                         PORTFOLIO      PORTFOLIO           FUND   PORTFOLIO
                      ------------      ---------   ------------   ---------
Purchases ..........  $554,626,307      $      --   $356,591,353   $      --
Sales ..............  $621,483,629      $      --   $467,410,730   $      --

                                                            U.S.        Juno
                            MEDIUS         MEKROS     GOVERNMENT      MASTER
                              FUND           FUND      BOND FUND   PORTFOLIO
                      ------------      ---------   ------------   ---------
Purchases ..........  $392,341,697   $ 94,038,695   $708,881,510   $      --
Sales ..............  $452,499,376   $148,069,234   $621,483,629   $      --

                                                            U.S.
                         LARGE-CAP      LARGE-CAP     GOVERNMENT
                            EUROPE          JAPAN          MONEY
                              FUND           FUND    MARKET FUND
                      ------------      ---------   ------------
Purchases ..........  $         --      $      --   $         --
Sales ..............  $         --      $      --   $         --

7.   FEDERAL INCOME TAX INFORMATION
The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its sharehoders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

                                                          SEMI-ANNUAL REPORT 103

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At September 30, 2002, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                         TAX               TAX               NET
                                        TAX       UNREALIZED        UNREALIZED        UNREALIZED
FUND                                   COST             GAIN            (LOSS)       GAIN (LOSS)
------                         ------------   --------------    --------------    --------------
Nova Fund ................     $256,517,394     $         --    $(127,162,308)    $(127,162,308)
Ursa Fund ................      422,379,932      137,123,018               --       137,123,018
OTC Fund .................      697,011,961               --     (316,445,968)     (316,445,968)
Arktos Fund ..............      171,053,455       14,944,576               --        14,944,576
Medius Fund ..............       15,187,185               --       (2,848,205)       (2,848,205)
Mekros Fund ..............       24,018,179               --       (2,946,632)       (2,946,632)
U.S. Government Bond Fund       108,270,138        1,518,521               --         1,518,521
Juno Fund ................       59,772,180               --       (8,868,977)       (8,868,977)
Large-Cap Europe Fund ....        9,772,289               --               --                --
Large-Cap Japan Fund .....        3,959,976               --               --                --
U.S. Government Money
  Market Fund ............    1,700,206,804               --               --                --
Nova Master Portfolio ....      138,561,941               --      (16,088,833)      (16,088,833)
Ursa Master Portfolio ....      544,658,479        1,149,056          (48,285)        1,100,771
Arktos Master Portfolio ..      174,681,464               --           (1,860)           (1,860)
Juno Master Portfolio ....       97,706,489               --           (1,083)           (1,083)

8.   SHARE TRANSACTIONS
The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended September 30, 2002 were:

INVESTOR CLASS:

                                     NOVA            URSA             OTC          ARKTOS
                                     FUND            FUND            FUND            FUND
                             ------------    ------------    ------------    ------------
Shares Purchased .........     40,654,210      99,665,196     103,019,490      14,516,602
Purchased through Dividend
  Reinvestment ...........             --              --              --              --
                             ------------    ------------    ------------    ------------
Total Purchased ..........     40,654,210      99,665,196     103,019,490      14,516,602
Shares Redeemed ..........    (42,224,162)    (84,783,237)   (116,114,323)    (14,435,583)
                             ------------    ------------    ------------    ------------
Net Shares Purchased
  (Redeemed) .............     (1,569,952)     14,881,959     (13,094,833)         81,019
                             ============    ============    ============    ============

104

--------------------------------------------------------------------------------

                                                                           U.S.
                                       U.S.                          GOVERNMENT
                                 GOVERNMENT              JUNO             MONEY
                                  BOND FUND              FUND       MARKET FUND
                             --------------    --------------    --------------
Shares Purchased ...........     94,329,631        39,603,442    12,833,849,526
Purchased through Dividend
  Reinvestment .............        115,994                --         5,269,949
                             --------------    --------------    --------------
Total Purchased ............     94,445,625        39,603,442    12,839,119,475
Shares Redeemed ............    (86,150,110)      (36,384,684)  (12,643,731,823)
                             --------------    --------------    --------------
Net Shares Purchased .......      8,295,515         3,218,758       195,387,652
                             ==============    ==============    ==============

ADVISOR CLASS:

                                                                                             U.S.
                                                                                       GOVERNMENT
                                       NOVA              URSA               OTC             MONEY
                                       FUND              FUND              FUND       MARKET FUND
                             --------------    --------------    --------------    --------------
Shares Purchased .........       11,639,648        14,278,258        15,213,610     3,298,880,117
Purchased through Dividend
  Reinvestment ...........               --                --                --           928,842
                             --------------    --------------    --------------    --------------
Total Purchased ..........       11,639,648        14,278,258        15,213,610     3,299,808,959
Shares Redeemed ..........      (12,912,998)      (12,176,273)      (15,115,746)   (3,295,661,231)
                             --------------    --------------    --------------    --------------
Net Shares Purchased
  (Redeemed) .............       (1,273,350)        2,101,985            97,864         4,147,728
                             ==============    ==============    ==============    ==============

H CLASS:

                                                                      LARGE-CAP         LARGE-CAP
                                     MEDIUS            MEKROS            EUROPE             JAPAN
                                       FUND              FUND              FUND              FUND
                             --------------    --------------    --------------    --------------
Shares Purchased ...........     62,769,945        59,129,474        17,582,817        20,416,432
Purchased through Dividend
  Reinvestment .............             --                --                --                --
                             --------------    --------------    --------------    --------------
Total Purchased ............     62,769,945        59,129,474        17,582,817        20,416,432
Shares Redeemed ............    (66,745,235)      (62,885,000)      (17,611,418)      (22,610,512)
                             --------------    --------------    --------------    --------------
Net Shares Redeemed ........     (3,975,290)       (3,755,526)          (28,601)       (2,194,080)
                             ==============    ==============    ==============    ==============


C CLASS:

                                       NOVA              URSA               OTC            ARKTOS
                                       FUND              FUND              FUND              FUND
                             --------------    --------------    --------------    --------------
Shares Purchased ...........      5,256,846         8,695,534         2,546,036           754,417
Purchased through Dividend
  Reinvestment .............             --                --                --                --
                             --------------    --------------    --------------    --------------
Total Purchased ............      5,256,846         8,695,534         2,546,036           754,417
Shares Redeemed ............     (5,208,888)       (7,949,896)       (2,579,942)         (769,719)
                             --------------    --------------    --------------    --------------
Net Shares Purchased
  (Redeemed) ...............         47,958           745,638           (33,906)          (15,302)
                             ==============    ==============    ==============    ==============

                                                          SEMI-ANNUAL REPORT 105

--------------------------------------------------------------------------------

                                                                           U.S.
                                                                     GOVERNMENT
                                     MEDIUS            MEKROS              BOND              JUNO
                                       FUND              FUND              FUND              FUND
                             --------------    --------------    --------------    --------------
Shares Purchased ...........      2,190,199         5,119,330           425,455           571,680
Purchased through Dividend
  Reinvestment .............             --                --               750                --
                             --------------    --------------    --------------    --------------
Total Purchased ............      2,190,199         5,119,330           426,205           571,680
Shares Redeemed ............     (2,120,522)       (5,820,637)         (346,416)         (376,843)
                             --------------    --------------    --------------    --------------
Net Shares Purchased
  (Redeemed) ...............         69,677          (701,307)           79,789           194,837
                             ==============    ==============    ==============    ==============

                                                                           U.S.
                                  LARGE-CAP         LARGE-CAP        GOVERNMENT
                                     EUROPE             JAPAN             MONEY
                                       FUND              FUND       MARKET FUND
                             --------------    --------------    --------------
Shares Purchased ...........        462,379           546,511     1,011,113,206
Purchased through Dividend
  Reinvestment .............             --                --            74,398
                             --------------    --------------    --------------
Total Purchased ............        462,379           546,511     1,011,187,604
Shares Redeemed ............       (456,415)         (542,286)    (907,304,916)
                             --------------    --------------    --------------
Net Shares Purchased .......          5,964             4,225       103,882,688
                             ==============    ==============    ==============


INSTITUTIONAL CLASS:
                                      U.S.
                                 GOVERNMENT
                                      MONEY
                                MARKET FUND
                                -----------
Shares Purchased ..............  20,000,000
Purchased through Dividend
  Reinvestment ................      22,457
                                -----------
Total Purchased ...............  20,022,457
Shares Redeemed ...............     (11,601)
                                -----------
Net Shares Purchased ..........  20,010,856
                                ===========

Transactions in shares for the period ended March 31, 2002 were:

INVESTOR CLASS:

                                       NOVA              URSA               OTC            ARKTOS
                                       FUND              FUND              FUND              FUND
                             --------------    --------------    --------------    --------------
Shares Purchased ...........     53,147,311       138,465,884       172,745,458        28,052,748
Purchased through Dividend
  Reinvestment .............         18,020            77,888                --            25,529
                             --------------    --------------    --------------    --------------
Total Purchased ............     53,165,331       138,543,772       172,745,458        28,078,277
Shares Redeemed ............    (53,832,665)     (139,400,414)     (188,907,194)      (26,761,028)
                             --------------    --------------    --------------    --------------
Net Shares Purchased
  (Redeemed) ...............       (667,334)         (856,642)      (16,161,736)        1,317,249
                             ==============    ==============    ==============    ==============

106

--------------------------------------------------------------------------------

                                                                              U.S.
                                        U.S.                            GOVERNMENT
                                  GOVERNMENT               JUNO              MONEY
                                   BOND FUND               FUND        MARKET FUND
                             ---------------    ---------------    ---------------
Shares Purchased .........        57,714,051         27,211,181     19,898,018,512
Purchased through Dividend
  Reinvestment ...........           176,342                 --         20,113,208
                             ---------------    ---------------    ---------------
Total Purchased ..........        57,890,393         27,211,181     19,918,131,720
Shares Redeemed ..........       (64,552,778)       (24,800,488)   (19,886,982,563)
                             ---------------    ---------------    ---------------
Net Shares Purchased
  (Redeemed) .............        (6,662,385)         2,410,693         31,149,157
                             ===============    ===============    ===============

ADVISOR CLASS:

                                                                                                U.S.
                                                                                          GOVERNMENT
                                        NOVA               URSA                OTC             MONEY
                                        FUND               FUND               FUND       MARKET FUND
                              --------------     --------------     --------------    --------------
Shares Purchased ...              15,230,936         15,676,776         22,638,166     7,806,116,037
Purchased through
  Dividend
  Reinvestment .....                   3,762              3,291                 --         7,622,995
                              --------------     --------------     --------------    --------------
Total Purchased ....              15,234,698         15,680,067         22,638,166     7,813,739,032
Shares Redeemed ....             (14,310,345)       (15,270,621)       (23,883,483)   (7,894,183,817)
                              --------------     --------------     --------------    --------------
Net Shares Purchased
  (Redeemed) .......                 924,353            409,446         (1,245,317)      (80,444,785)
                              ==============     ==============     ==============    ==============

H CLASS:
                                                                         LARGE-CAP         LARGE-CAP
                                      MEDIUS             MEKROS             EUROPE             JAPAN
                                        FUND               FUND               FUND              FUND
                              --------------     --------------     --------------    --------------
Shares Purchased .........        37,861,117        144,467,886         19,084,730        19,934,285
Purchased through Dividend
  Reinvestment ...........                --                 --                 --                --
                              --------------     --------------     --------------    --------------
Total Purchased ..........        37,861,117        144,467,886         19,084,730        19,934,285
Shares Redeemed ..........       (33,406,268)      (140,993,430)       (19,013,984)      (18,428,031)
                              --------------     --------------     --------------    --------------
Net Shares Purchased .....         4,454,849          3,474,456             70,746         1,506,254
                              ==============     ==============     ==============    ==============


C CLASS:

                                        NOVA               URSA                OTC            ARKTOS
                                        FUND               FUND               FUND              FUND
                              --------------     --------------     --------------    --------------
Shares Purchased .........         2,835,095          6,016,561          2,144,994           352,455
Purchased through Dividend
  Reinvestment ...........               430                155                 --               112
                              --------------     --------------     --------------    --------------
Total Purchased ..........         2,835,525          6,016,716          2,144,994           352,567
Shares Redeemed ..........        (2,430,116)        (5,343,171)        (1,794,212)         (290,675)
                              --------------     --------------     --------------    --------------
Net Shares Purchased .....           405,409            673,545            350,782            61,892
                              ==============     ==============     ==============    ==============


                                                          SEMI-ANNUAL REPORT 107


NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                              U.S.
                                                                        GOVERNMENT
                                      MEDIUS             MEKROS               BOND              JUNO
                                        FUND               FUND               FUND              FUND
                              --------------     --------------     --------------    --------------
Shares Purchased .........           713,966          2,431,504            335,907           391,113
Purchased through Dividend
  Reinvestment ...........                --                 --                920                --
                              --------------     --------------     --------------    --------------
Total Purchased ..........           713,966          2,431,504            336,827           391,113
Shares Redeemed ..........          (647,252)        (1,514,427)          (313,941)         (490,223)
                              --------------     --------------     --------------    --------------
Net Shares Purchased
  (Redeemed) .............            66,714            917,077             22,886           (99,110)
                              ==============     ==============     ==============    ==============

                                                                              U.S.
                                   LARGE-CAP          LARGE-CAP         GOVERNMENT
                                      EUROPE              JAPAN              MONEY
                                        FUND               FUND        MARKET FUND
                                ------------       ------------       ------------
Shares Purchased ..............       12,532              8,604        475,639,261
Purchased through Dividend
  Reinvestment ................           --                 --            612,365
                                ------------       ------------       ------------
Total Purchased ...............       12,532              8,604        476,251,626
Shares Redeemed ...............       (4,894)            (7,288)      (465,846,148)
                                ------------       ------------       ------------
Net Shares Purchased ..........        7,638              1,316         10,405,478
                                ============       ============       ============

Transactions in dollars for the period ended September 30, 2002 were:

INVESTOR CLASS:

                                        NOVA               URSA                OTC            ARKTOS
                                        FUND               FUND               FUND              FUND
                              --------------     --------------     --------------    --------------
Shares Purchased .........   $   827,681,264    $ 1,233,066,013    $   784,332,336   $   602,206,487
Purchased through Dividend
  Reinvestment ...........                --                 --                 --                --
                             ---------------    ---------------    ---------------   ---------------
Total Purchased ..........       827,681,264      1,233,066,013        784,332,336       602,206,487
Shares Redeemed ..........      (858,239,433)    (1,047,778,222)      (881,364,651)     (589,869,173)
                             ---------------    ---------------    ---------------   ---------------
Net Change ...............   $   (30,558,169)   $   185,287,791    $   (97,032,315)  $    12,337,314
                             ===============    ===============    ===============   ===============

                                                                               U.S.
                                        U.S.                            GOVERNMENT
                                  GOVERNMENT               JUNO              MONEY
                                   BOND FUND               FUND        MARKET FUND
                            ----------------   ----------------   ----------------
Shares Purchased .........  $    934,843,868   $    307,909,824   $ 12,833,849,527
Purchased through Dividend
  Reinvestment ...........         1,160,650                 --          5,269,949
                                               ----------------   ----------------
Total Purchased ..........       936,004,518        307,909,824     12,839,119,476
Shares Redeemed ..........      (845,619,173)      (282,098,521)   (12,643,731,823)
                            ----------------   ----------------   ----------------
Net Change ...............  $     90,385,345   $     25,811,303   $    195,387,653
                            ================   ================   ================

108

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                                                     U.S.
                                                                                               GOVERNMENT
                                         NOVA                URSA                 OTC               MONEY
                                         FUND                FUND                FUND         MARKET FUND
                              ---------------     ---------------     ---------------     ---------------
Shares Purchased .........    $   234,642,991     $   175,733,051     $   109,420,529     $ 3,298,880,118
Purchased through Dividend
  Reinvestment ...........                 --                  --                  --             928,842
                              ---------------     ---------------     ---------------     ---------------
Total Purchased ..........        234,642,991         175,733,051         109,420,529       3,299,808,960
Shares Redeemed ..........       (258,419,571)       (148,260,399)       (105,289,314)     (3,295,661,232)
                              ---------------     ---------------     ---------------     ---------------
Net Change ...............    $   (23,776,580)    $    27,472,652     $     4,131,215     $     4,147,728
                              ===============     ===============     ===============     ===============

H CLASS:

                                                                            LARGE-CAP           LARGE-CAP
                                      MEDIUS             MEKROS                EUROPE               JAPAN
                                        FUND               FUND                  FUND                FUND
                              ---------------     ---------------     ---------------     ---------------
Shares Purchased .........    $ 1,408,801,463     $ 1,145,152,077     $   228,326,330     $   184,546,557
Purchased through Dividend
  Reinvestment ...........                 --                  --                  --                  --
                              ---------------     ---------------     ---------------     ---------------
Total Purchased ..........      1,408,801,463       1,145,152,077         228,326,330         184,546,557
Shares Redeemed ..........     (1,495,627,691)     (1,216,433,397)       (224,842,844)       (200,930,263)
                              ---------------     ---------------     ---------------     ---------------
Net Change ...............    $   (86,826,228)    $   (71,281,320)    $     3,483,486     $   (16,383,706)
                              ===============     ===============     ===============     ===============

C CLASS:

                                       NOVA              URSA               OTC            ARKTOS
                                       FUND              FUND              FUND              FUND
                              -------------     -------------     -------------    --------------
Shares Purchased .........    $ 101,769,923     $ 104,676,610     $  18,811,350     $  30,834,172
Purchased through Dividend
  Reinvestment ...........               --                --                --                --
                              -------------     -------------     -------------     -------------
Total Purchased ..........      101,769,923       104,676,610        18,811,350        30,834,172
Shares Redeemed ..........      (99,859,738)      (94,436,075)      (19,165,049)      (31,030,605)
                              -------------     -------------     -------------     -------------
Net Change ...............    $   1,910,185     $  10,240,535     $    (353,699)    $    (196,433)
                              =============     =============     =============     =============

                                                                           U.S.
                                                                     GOVERNMENT
                                     MEDIUS            MEKROS              BOND              JUNO
                                       FUND              FUND              FUND              FUND
                              -------------     -------------     -------------    --------------
Shares Purchased .........    $  49,518,962     $  88,318,481     $   4,274,870     $   4,313,471
Purchased through Dividend
  Reinvestment ...........               --                --             7,674                --
                              -------------     -------------     -------------     -------------
Total Purchased ..........       49,518,962        88,318,481         4,282,544         4,313,471
Shares Redeemed ..........      (47,184,974)     (101,535,820)       (3,474,058)       (2,861,694)
                              -------------     -------------     -------------     -------------
Net Change ...............    $   2,333,988     $ (13,217,339)    $     808,486     $   1,451,777
                              =============     =============     =============     =============

                                                          SEMI-ANNUAL REPORT 109

--------------------------------------------------------------------------------

                                                                                 U.S.
                                    LARGE-CAP           LARGE-CAP          GOVERNMENT
                                       EUROPE               JAPAN               MONEY
                                         FUND                FUND         MARKET FUND
                              ---------------     ---------------     ---------------
Shares Purchased .........    $     6,655,270     $     5,120,606     $ 1,011,113,206
Purchased through Dividend
  Reinvestment ...........                 --                  --              74,398
                              ---------------     ---------------     ---------------
Total Purchased ..........          6,655,270           5,120,606       1,011,187,604
Shares Redeemed ..........         (6,447,085)         (4,980,135)       (907,304,917)
                              ---------------     ---------------     ---------------
Net Change ...............    $       208,185     $       140,471     $   103,882,687
                              ===============     ===============     ===============

INSTITUTIONAL CLASS:
                                         U.S.
                                   GOVERNMENT
                                        MONEY
                                  MARKET FUND
                                 ------------
Shares Purchased ............    $ 20,000,000
Purchased through Dividend
  Reinvestment ..............          22,457
                                 ------------
Total Purchased .............      20,022,457
Shares Redeemed .............         (11,601)
                                 ------------
Net Change ..................    $ 20,010,856
                                 ============

Transactions in dollars for the period ended March 31, 2002 were:

INVESTOR CLASS:


                                        NOVA               URSA                OTC            ARKTOS
                                        FUND               FUND               FUND              FUND
                             ---------------    ---------------    ---------------    ---------------
Shares Purchased .........   $ 1,332,793,252    $ 1,465,189,474    $ 1,934,886,728    $   903,594,188
Purchased through Dividend
  Reinvestment ...........           457,708            810,811                 --            766,387
                             ---------------    ---------------    ---------------    ---------------
Total Purchased ..........     1,333,250,960      1,466,000,285      1,934,886,728        904,360,575
Shares Redeemed ..........    (1,341,199,555)    (1,468,298,786)    (2,091,903,641)      (858,824,126)
                             ---------------    ---------------    ---------------    ---------------
Net Change ...............   $    (7,948,595)   $    (2,298,501)   $  (157,016,913)   $    45,536,449
                             ===============    ===============    ===============    ===============

                                                                              U.S.
                                         U.S.                           GOVERNMENT
                                   GOVERNMENT              JUNO              MONEY
                                    BOND FUND              FUND        MARKET FUND
                             ----------------  ----------------   ----------------
Shares Purchased .........   $    559,291,121  $    229,772,405   $ 19,898,018,513
Purchased through Dividend
  Reinvestment ...........          1,714,010                --         20,113,207
                             ----------------  ----------------   ----------------
Total Purchased ..........        561,005,131       229,772,405     19,918,131,720
Shares Redeemed ..........       (624,171,757)     (209,816,777)   (19,886,982,563)
                             ----------------  ----------------   ----------------
Net Change ...............   $    (63,166,626) $     19,955,628   $     31,149,157
                             ================  ================   ================

110

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                                             U.S.
                                                                                       GOVERNMENT
                                       NOVA              URSA               OTC             MONEY
                                       FUND              FUND              FUND       MARKET FUND
                            ---------------   ---------------   ---------------   ---------------
Shares Purchased .........  $   374,592,229   $   161,807,621   $   251,533,610   $ 7,806,116,038
Purchased through Dividend
  Reinvestment ...........           94,056            33,567                --         7,622,995
                            ---------------   ---------------   ---------------   ---------------
Total Purchased ..........      374,686,285       161,841,188       251,533,610     7,813,739,033
Shares Redeemed ..........     (349,682,229)     (156,938,944)     (263,416,080)   (7,894,183,817)
                            ---------------   ---------------   ---------------   ---------------
Net Change ...............  $    25,004,056   $     4,902,244   $   (11,882,470)  $   (80,444,784)
                            ===============   ===============   ===============   ===============

H CLASS:

                                                                      LARGE-CAP         LARGE-CAP
                                     MEDIUS            MEKROS            EUROPE             JAPAN
                                       FUND              FUND              FUND              FUND
                            ---------------   ---------------   ---------------   ---------------
Shares Purchased .........  $   906,421,890   $ 3,030,863,791   $   303,386,440   $   208,489,852
Purchased through Dividend
  Reinvestment ...........               --                --                --                --
                            ---------------   ---------------   ---------------   ---------------
Total Purchased ..........      906,421,890     3,030,863,791       303,386,440       208,489,852
Shares Redeemed ..........     (795,010,354)   (2,947,285,576)     (300,924,005)     (195,850,164)
                            ---------------   ---------------   ---------------   ---------------
Net Change ...............  $   111,411,536   $    83,578,215   $     2,462,435   $    12,639,688
                            ===============   ===============   ===============   ===============

C CLASS:

                                        NOVA               URSA                OTC            ARKTOS
                                        FUND               FUND               FUND              FUND
                                ------------       ------------       ------------       ------------
Shares Purchased .........      $ 70,357,183       $ 63,247,587       $ 22,332,118       $ 11,328,519
Purchased through Dividend
  Reinvestment ...........            10,853              1,603                 --              3,324
                                ------------       ------------       ------------       ------------
Total Purchased ..........        70,368,036         63,249,190         22,332,118         11,331,843
Shares Redeemed ..........       (59,837,789)       (56,162,837)       (18,334,630)        (9,323,194)
                                ------------       ------------       ------------       ------------
Net Change ...............      $ 10,530,247       $  7,086,353       $  3,997,488       $  2,008,649
                                ============       ============       ============       ============

                                                                         U.S.
                                                                   GOVERNMENT
                                     MEDIUS           MEKROS             BOND             JUNO
                                       FUND             FUND             FUND             FUND
                               ------------     ------------     ------------     ------------
Shares Purchased .........     $ 17,117,782     $ 51,476,044     $  3,260,148     $  3,353,687
Purchased through Dividend
  Reinvestment ...........               --               --            8,866               --
                               ------------     ------------     ------------     ------------
Total Purchased ..........       17,117,782       51,476,044        3,269,014        3,353,687
Shares Redeemed ..........      (15,540,273)     (31,133,597)      (3,040,129)      (4,207,788)
                               ------------     ------------     ------------     ------------
Net Change ...............     $  1,577,509     $ 20,342,447     $    228,885     $   (854,101)
                               ============     ============     ============     ============

                                                          SEMI-ANNUAL REPORT 111

--------------------------------------------------------------------------------

                                                                           U.S.
                                  LARGE-CAP         LARGE-CAP        GOVERNMENT
                                     EUROPE             JAPAN             MONEY
                                       FUND              FUND       MARKET FUND
                              -------------     -------------     -------------

Shares Purchased .........    $     195,263     $      77,054     $ 475,764,801
Purchased through Dividend
  Reinvestment ...........               --                --           486,826
                              -------------     -------------     -------------
Total Purchased ..........          195,263            77,054       476,251,627
Shares Redeemed ..........          (74,625)          (67,209)     (465,846,149)
                              -------------     -------------     -------------
Net Change ...............    $     120,638     $       9,845     $  10,405,478
                              =============     =============     =============

9.   NET ASSETS
At September 30, 2002, net assets consisted of:

                                                         NOVA                              URSA
                                       NOVA            MASTER             URSA           MASTER               OTC
                                       FUND         PORTFOLIO             FUND        PORTFOLIO              FUND
                            ---------------   ---------------  ---------------  ---------------   ---------------
Paid-In-Capital ........... $   265,729,173   $   424,950,682  $   413,320,198  $   889,758,656   $ 1,391,105,393
Undistributed Net
  Investment Income (Loss)       (1,064,353)              844        2,482,981             (976)       (3,299,769)
Accumulated Net Realized
  Loss on Investments,
  Equity Index Swaps, and
  Futures Contracts .......    (118,511,480)     (293,274,173)      (6,573,820)    (365,252,289)   (1,054,607,054)
Net Unrealized
  Appreciation
  (Depreciation) on
  Investments, Equity
  Index Swaps, and
  Futures Contracts .......     (16,891,816)       (2,322,267)     150,101,803       34,997,559        51,056,428
                            ---------------   ---------------  ---------------  ---------------   ---------------
Net Assets ................ $   129,261,524   $   129,355,086  $   559,331,162  $   559,502,950   $   384,254,998
                            ===============   ===============  ===============  ===============   ===============

                                                         ARKTOS                                                 U.S.
                                       ARKTOS            MASTER           MEDIUS            MEKROS        GOVERNMENT
                                         FUND         PORTFOLIO             FUND              FUND         BOND FUND
                                -------------     -------------    -------------     -------------     -------------
Paid-In-Capital .............   $ 143,575,319     $ 256,554,543    $  31,496,480     $  54,298,298     $ 114,852,034
Undistributed Net
  Investment Income (Loss) ..       1,522,210        (4,536,444)      (1,163,248)       (5,111,878)          181,492
Accumulated Net Realized
  Gain (Loss) on Investments,
  Equity Index Swaps, and
  Futures Contracts .........      20,211,784       (75,800,330)     (19,636,757)      (25,431,433)      (10,268,458)
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swap, and Futures
  Contracts .................      20,625,151         9,780,262         (573,835)         (237,245)        6,855,900
                                -------------     -------------    -------------     -------------     -------------
Net Assets ..................   $ 185,934,464     $ 185,998,031    $  10,122,640     $  23,517,742     $ 111,620,968
                                =============     =============    =============     =============     =============


112



NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                                                                                          U.S.
                                                                                                                    GOVERNMENT
                                                              JUNO           LARGE-CAP           LARGE-CAP               MONEY
                                          JUNO              MASTER              EUROPE               JAPAN              MARKET
                                          FUND           PORTFOLIO                FUND                FUND                FUND
                               ---------------     ---------------     ---------------     ---------------     ---------------
Paid-In-Capital ...........    $    59,854,689     $    67,065,310     $    13,549,269     $     7,777,593     $ 1,722,625,580
Undistributed Net
  Investment Income (Loss)             162,700            (215,783)             64,713           1,610,453            (266,788)
Accumulated Net Realized
  Loss on Investments
  Equity Index Swaps, and
  Futures Contracts .......         (7,677,485)        (14,738,544)         (6,810,053)         (5,825,269)           (466,240)
Net Unrealized Appreciation
  (Depreciation) on
  Investments, Equity Index
  Swaps, and Futures
  Contracts ...............         (1,303,083)         (1,207,780)           (603,468)           (209,533)                 --
                                                                       ---------------     ---------------     ---------------
Net Assets ................    $    51,036,821     $    50,903,203     $     6,200,461     $     3,353,244     $ 1,721,892,552
                               ===============     ===============     ===============     ===============     ===============

10.  PORTFOLIO SECURITIES LOANED
At September 30, 2002 the following funds participated in securities lending and received cash collateral:

FUND/PORTFOLIO                 CASH COLLATERAL    VALUE OF SECURITY LOANED
------------------             ---------------    ------------------------
OTC Fund                          $191,183,634           $140,198,687
Mekros Fund                              9,405                  4,025



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           SOPHISTICATED INVESTORS
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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY RYDEX DISTRIBUTORS, INC.


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